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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios Multi-Manager Alternative Strategies Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 37.9%
CONSUMER DISCRETIONARY 4.9%
Automobiles 0.5%
General Motors Co. (a)	101,300	$2,248,860
Hotels, Restaurants & Leisure 0.6%
Benihana, Inc.	81,082	1,306,231
Cracker Barrel Old Country Store, Inc.	20,300	1,243,781
Total		2,550,012
Leisure Equipment & Products 0.2%
Adams Golf, Inc.	35,843	386,388
JAKKS Pacific, Inc.	35,957	664,845
Total		1,051,233
Media 1.2%
Astral Media, Inc., Class A	46,234	2,171,478
Interpublic Group of Companies, Inc. (The)	152,000	1,579,280
Knology, Inc. (a)	72,755	1,419,450
Total		5,170,208
Multiline Retail 0.5%
Target Corp.	37,000	2,142,670
Specialty Retail 1.9%
Best Buy Co., Inc.	67,300	1,259,856
Charming Shoppes, Inc. (a)	181,043	1,328,856
Chico’s FAS, Inc.	92,000	1,344,120
Collective Brands, Inc. (a)	83,411	1,774,152
Golfsmith International Holdings, Inc. (a)	233,982	1,415,591
PEP Boys-Manny Moe & Jack (The)	162,200	1,505,216
Total		8,627,791
TOTAL CONSUMER DISCRETIONARY		21,790,774
CONSUMER STAPLES 1.6%
Food & Staples Retailing 0.6%
Wal-Mart Stores, Inc.	25,300	1,665,246
Walgreen Co.	35,500	1,083,460
Total		2,748,706
Food Products 1.0%
Archer-Daniels-Midland Co.	27,400	873,512
Viterra, Inc.	210,392	3,259,207
Total		4,132,719
TOTAL CONSUMER STAPLES		6,881,425

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.1%
Energy Equipment & Services 3.2%
CE Franklin Ltd.	68,383	$835,148
Ensco PLC, Class A	84,800	3,808,368
Halliburton Co.	76,300	2,293,578
Noble Corp. (a)	83,900	2,623,553
Patterson-UTI Energy, Inc.	313,700	4,743,144
Total		14,303,791
Oil, Gas & Consumable Fuels 2.9%
ConocoPhillips	40,500	2,112,480
CONSOL Energy, Inc.	35,500	996,840
Cove Energy PLC (a)	131,469	525,799
Devon Energy Corp.	50,700	3,017,664
Energen Corp.	36,000	1,589,400
Eureka Energy Ltd. (a)	873,838	403,219
Gloucester Coal Ltd. (a)	166,964	1,124,142
Ithaca Energy, Inc. (a)	111,709	205,496
Kinder Morgan, Inc.	59,477	2,033,524
NAL Energy Corp.	3,900	23,789
Phillips 66 (a)	7,300	219,219
Sunoco, Inc.	10,560	490,512
Total		12,742,084
TOTAL ENERGY		27,045,875
FINANCIALS 5.1%
Capital Markets 0.2%
Edelman Financial Group, Inc.	80,577	692,156
Commercial Banks 0.4%
Fifth Third Bancorp	82,600	1,102,710
Huntington Bancshares, Inc.	111,900	731,826
Total		1,834,536
Diversified Financial Services 0.4%
Osaka Securities Exchange Co., Ltd.	307	1,777,389
Insurance 3.6%
Allstate Corp. (The)	45,600	1,547,664
Aon PLC	40,500	1,883,250
CNA Financial Corp.	126,700	3,604,615
Loews Corp.	136,800	5,320,152
MetLife, Inc.	36,900	1,077,849
Unum Group	129,200	2,577,540
Total		16,011,070

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 0.2%
Transglobe Apartment Real Estate Investment Trust	79,147	$1,080,479
Real Estate Management & Development 0.3%
Deutsche Euroshop AG	7,515	277,329
Deutsche Wohnen AG (a)	18,047	278,939
GAGFAH SA (a)	30,781	276,549
GSW Immobilien AG (a)	8,019	279,865
Total		1,112,682
TOTAL FINANCIALS		22,508,312
HEALTH CARE 3.3%
Biotechnology 0.4%
Ardea Biosciences, Inc. (a)	57,207	1,827,764
Health Care Equipment & Supplies 1.6%
Alere, Inc. (a)	61,600	1,131,592
Gen-Probe, Inc. (a)	16,636	1,346,019
Medtronic, Inc.	20,300	747,852
Oridion Systems Ltd. (a)	58,248	1,250,291
St. Jude Medical, Inc.	21,800	837,556
Stryker Corp.	20,300	1,044,435
Symmetry Medical, Inc. (a)	101,055	782,166
Total		7,139,911
Health Care Providers & Services 0.4%
Catalyst Health Solutions, Inc. (a)	16,801	1,459,503
Rhoen Klinikum AG	4,286	116,724
Total		1,576,227
Life Sciences Tools & Services 0.3%
eResearchTechnology, Inc. (a)	167,561	1,323,732
Pharmaceuticals 0.6%
ISTA Pharmaceuticals, Inc. (a)	145,710	1,324,504
Novartis AG, ADR	26,400	1,373,592
Total		2,698,096
TOTAL HEALTH CARE		14,565,730
INDUSTRIALS 4.1%
Aerospace & Defense 0.6%
Goodrich Corp.	20,062	2,523,198

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.6%
TNT Express NV	241,559	$2,688,190
Airlines 0.6%
Southwest Airlines Co.	309,000	2,790,270
Commercial Services & Supplies 0.6%
Republic Services, Inc.	71,800	1,892,648
Waste Management, Inc.	27,900	905,076
Total		2,797,724
Construction & Engineering 0.4%
Aegion Corp. (a)	108,500	1,711,045
Electrical Equipment 0.6%
Cooper Industries PLC	15,860	1,118,130
Emerson Electric Co.	22,800	1,066,356
General Cable Corp. (a)	17,500	498,050
Total		2,682,536
Professional Services 0.2%
Resources Connection, Inc.	91,200	1,094,400
Road & Rail 0.4%
Knight Transportation, Inc.	92,200	1,545,272
Trading Companies & Distributors 0.1%
Alesco Corp., Ltd.	66,495	127,325
Interline Brands, Inc. (a)	13,626	341,604
Total		468,929
TOTAL INDUSTRIALS		18,301,564
INFORMATION TECHNOLOGY 6.8%
Communications Equipment 1.1%
Cisco Systems, Inc.	226,700	3,702,011
Comverse Technology, Inc. (a)	195,020	1,191,572
Total		4,893,583
Computers & Peripherals 0.3%
Electronics for Imaging, Inc. (a)	952	14,033
Silicon Graphics International Corp. (a)	251,900	1,483,691
Total		1,497,724
Electronic Equipment, Instruments & Components 0.5%
DDI Corp.	3,200	41,568
Itron, Inc. (a)	19,600	702,268

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
LeCroy Corp. (a)	99,716	$1,414,970
Total		2,158,806
Internet Software & Services 1.8%
Akamai Technologies, Inc. (a)	32,300	947,682
Alibaba.com Ltd. (a)	928,199	1,604,085
Ancestry.com, Inc. (a)	38,000	818,520
Customers Ltd.	439,329	534,712
EasyLink Services International Corp., Class A (a)	183,890	1,322,169
RADVision Ltd. (a)	111,375	1,314,225
WebMD Health Corp. (a)	55,700	1,282,771
Total		7,824,164
IT Services 1.0%
Convergys Corp. (a)	208,700	2,911,365
Logica PLC	131,222	224,283
Western Union Co. (The)	65,900	1,080,760
Total		4,216,408
Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	91,200	2,356,608
Novellus Systems, Inc. (a)	48,488	2,028,253
Standard Microsystems Corp. (a)	14,219	520,984
Total		4,905,845
Software 1.0%
Ariba, Inc. (a)	14,422	647,981
Microsoft Corp.	70,900	2,069,571
Oracle Corp.	63,300	1,675,551
Total		4,393,103
TOTAL INFORMATION TECHNOLOGY		29,889,633
MATERIALS 3.9%
Chemicals 2.4%
Mosaic Co. (The)	92,400	4,405,632
Neo Material Technologies, Inc. (a)	363,169	3,618,153
Solutia, Inc.	96,900	2,660,874
Total		10,684,659
Metals & Mining 1.4%
Commercial Metals Co.	55,900	652,912
Flinders Mines Ltd. (a)	333,015	45,283
Newmont Mining Corp.	20,300	957,348
Sumitomo Metal Industries Ltd.	560,484	904,524
Sundance Resources Ltd. (a)	1,382,570	564,375
Trelawney Mining and Exploration, Inc. (a)	409,845	1,301,536

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Yamana Gold, Inc.	111,500	$1,624,555
Total		6,050,533
Paper & Forest Products 0.1%
Wausau Paper Corp.	41,600	383,136
TOTAL MATERIALS		17,118,328
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.4%
AboveNet, Inc. (a)	18,649	1,553,835
SureWest Communications	13,484	287,479
Total		1,841,314
Wireless Telecommunication Services 0.3%
Vodafone Group PLC, ADR	43,100	1,154,649
TOTAL TELECOMMUNICATION SERVICES		2,995,963
UTILITIES 1.4%
Electric Utilities 1.2%
Central Vermont Public Service Corp.	31,246	1,097,047
Progress Energy, Inc.	74,986	4,110,733
Total		5,207,780
Gas Utilities —%
China Gas Holdings Ltd.	142,077	70,206
Independent Power Producers & Energy Traders 0.2%
International Power PLC	123,401	787,368
TOTAL UTILITIES		6,065,354
Total Common Stocks (Cost: $175,508,392)		$167,162,958

Preferred Stocks 0.6%
FINANCIALS 0.6%
Capital Markets —%
Fifth Third Capital Trust V, 7.250%	2,500	63,250
Commercial Banks 0.2%
GMAC Capital Trust I, 8.125%	12,828	294,018
JPMorgan Chase Capital XI, 5.875%	30,379	765,854

Issuer	Shares	Value

Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Zions Bancorporation, 11.000%	214	$5,348
Total		1,065,220
Diversified Financial Services 0.3%
BBC Capital Trust II, 8.500%	4,200	137,508
Citigroup Capital IX, 6.000%	21,000	503,580
Citigroup Capital VIII, 6.950%	19,000	476,330
Total		1,117,418
Real Estate Investment Trusts (REITs) 0.1%
FelCor Lodging Trust, Inc., 8.000%	3,950	101,950
Strategic Hotels & Resorts, Inc., 8.250%	12,032	369,156
Strategic Hotels & Resorts, Inc., 8.500%	2,296	72,094
Total		543,200
TOTAL FINANCIALS		2,789,088
Total Preferred Stocks (Cost: $2,798,211)		$2,789,088

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(b) 1.6%
Airlines 0.2%
American Airlines, Inc. Senior Secured
08/01/16	13.000%	$590,662	$620,195

Banking 0.1%
Regions Financing Trust II (c)
05/15/47	6.625%	654,000	607,403

Diversified Manufacturing 0.2%
CPM Holdings, Inc. Senior Secured (c)
09/01/14	10.625%	907,000	961,420

Gaming 0.2%
Peninsula Gaming LLC/Corp.
08/15/17	10.750%	680,000	776,900

Media Non-Cable 0.3%
Cenveo Corp.
12/01/13	7.875%	609,000	566,370

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (b) (continued)
Media Non-Cable (continued)
Reader’s Digest Association, Inc. (The) Senior Secured (c)
02/15/17	9.500%	$950,000	$764,750
Total			1,331,120
Non-Captive Diversified 0.3%
CIT Group, Inc. (d)
05/02/16	7.000%	1,408,000	1,406,240

Technology 0.1%
Nortel Networks Ltd. (e)(f)
07/15/16	10.750%	410,000	459,200

Wireless 0.2%
Nextel Communications, Inc.
10/31/13	6.875%	1,054,000	1,054,000

Total Corporate Bonds & Notes (Cost: $7,343,407)			$7,216,478

Convertible Bonds(b) 0.1%
Technology 0.1%
Nortel Networks Corp. (f)
04/15/14	2.125%	410,000	405,900

Total Convertible Bonds (Cost: $411,025)			$405,900

Issuer	Shares	Value

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Kinder Morgan, Inc. (a)	1	$1
TOTAL ENERGY		1
Total Warrants (Cost: $1)		$1

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
Indian Rupee
	155,200,000	51.00	05/08/13	$11,825
	338,700,000	52.00	05/06/13	38,588

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls (continued)

	105,560,000	52.00	05/14/13	$12,412
Molycorp, Inc.
	70	40.00	09/22/12	945

Total Options Purchased Calls (Cost: $139,425)				$63,770

Options Purchased Puts 0.4%

Australian Dollar
	4,680,000	0.98	11/01/12	207,954
	3,420,000	0.95	11/27/12	119,951
Chinese Renminbi
	7,150,000	6.50	05/20/13	10,249
	21,209,500	6.50	05/20/13	30,404
	21,209,500	6.50	05/20/13	30,404
Kinder Morgan, Inc.
	23	42.50	06/16/12	20,240
	70	40.00	06/16/12	44,100
	461	45.00	06/16/12	520,930
Molycorp, Inc.
	1	40.00	06/16/12	2,053
	10	41.00	06/16/12	21,700
	20	32.50	06/16/12	25,950
	29	34.00	06/16/12	41,977
	49	35.00	06/16/12	75,827
	225	39.00	06/16/12	438,187
SPDR S&P 500 ETF Trust
	70	131.00	06/16/12	15,855
	70	132.00	06/16/12	19,145
	70	135.00	06/16/12	32,270
	70	136.00	06/16/12	37,940
Sunoco, Inc.
	19	46.00	08/18/12	2,831

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts (continued)

	33	47.00	08/18/12	$6,963

Total Options Purchased Puts (Cost: $1,513,032)				$1,704,930

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(b) 5.8%

ARGENTINA 0.4%

Argentina Bonar Bonds Senior Unsecured
09/12/13	7.000%		$1,980,000	$1,829,521

MEXICO 1.3%

Mexican Bonos
06/19/14	7.000%	MXN	77,811,000	5,662,100

NEW ZEALAND 0.7%

New Zealand Government Bond Senior Unsecured
05/15/21	6.000%	NZD	3,370,000	3,064,269

PHILIPPINES 0.5%

Philippine Government International Bond Senior Unsecured
01/14/36	6.250%	PHP	87,000,000	2,084,160

SRI LANKA 0.3%

Republic of Sri Lanka Senior Unsecured (d)
07/27/21	6.250%		844,000	826,683
Sri Lanka Government International Bond Senior Unsecured
07/27/21	6.250%		249,000	243,891
Total				1,070,574

TURKEY 1.7%

Turkey Government Bond (g)
11/07/12	0.000%	TRY	14,788,100	7,599,248

VENEZUELA 0.9%

Venezuela Government International Bond
Senior Unsecured
10/21/26	11.750%		2,422,000	2,052,645

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (b) (continued)

VENEZUELA (CONTINUED)

03/31/38	7.000%		$3,330,000	$2,097,900
Total				4,150,545

Total Foreign Government Obligations (Cost: $27,073,936)				$25,460,417

Inflation-Indexed Bonds(b) 1.0%

TURKEY 1.0%

Turkey Government Bond
01/06/21	3.000%	TRY	8,294,222	4,233,995

Total Inflation-Indexed Bonds (Cost: $4,471,137)				$4,233,995

Treasury Bills(b) 3.4%

HONG KONG 0.8%

Hong Kong Treasury Bills (g)
08/01/12	0.000%	HKD	20,500,000	2,640,828
07/25/12	0.000%	HKD	5,000,000	644,103
Total				3,284,931
NORWAY 0.2%

Norway Treasury Bills (g)
06/20/12	0.000%	NOK	5,975,000	976,445

SERBIA 2.2%

Serbia Treasury Bills (g)
02/21/13	0.000%	RSD	252,300,000	2,415,347
05/23/13	0.000%	RSD	775,630,000	7,196,581
Total				9,611,928
SINGAPORE 0.2%

Singapore Treasury Bills (g)
08/23/12	0.000%	SGD	1,370,000	1,062,482

Total Treasury Bills (Cost: $15,766,063)				$14,935,786

Treasury Note Short-Term 5.8%

U.S. Treasury Bills (g)
08/09/12	0.000%		2,500,000	2,499,748
10/25/12	0.000%		20,000,000	20,000,000
11/15/12	0.000%		3,000,000	2,998,332

Total Treasury Note Short-Term (Cost: $25,497,698)				$25,498,080

Issuer	Shares	Value

Money Market Funds 38.1%

Columbia Short-Term Cash Fund, 0.161% (h)(i)	168,046,515	$168,046,515

Total Money Market Funds (Cost: $168,046,515)		$168,046,515

Investments Sold Short (4.7)%

Common Stocks (4.7)%

CONSUMER DISCRETIONARY (0.6)%

Hotels, Restaurants & Leisure (0.2)%

Penn National Gaming, Inc. (a)	(21,400)	(983,330)

Media (0.2)%

Charter Communications Operating LLC, Class A	(17,100)	(1,072,170)

Specialty Retail (0.2)%

CarMax, Inc. (a)	(25,700)	(724,997)

TOTAL CONSUMER DISCRETIONARY		(2,780,497)

CONSUMER STAPLES (0.5)%

Food Products (0.5)%

General Mills, Inc.	(25,700)	(983,796)
Hershey Co. (The)	(17,100)	(1,143,306)
Total		(2,127,102)
TOTAL CONSUMER STAPLES		(2,127,102)

ENERGY (0.3)%

Oil, Gas & Consumable Fuels (0.3)%

EQT Corp.	(7,723)	(358,193)
Kinder Morgan, Inc.	(477)	(16,309)
Pengrowth Energy Corp.	(3,400)	(24,228)
Range Resources Corp.	(19,562)	(1,123,641)
Total		(1,522,371)
TOTAL ENERGY		(1,522,371)

FINANCIALS (0.3)%

Real Estate Investment Trusts (REITs) (0.3)%

Regency Centers Corp.	(30,800)	(1,349,348)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

HEALTH CARE (0.2)%

Health Care Technology (0.2)%

SXC Health Solutions Corp. (a)	(11,058)	$(992,013)

INDUSTRIALS (0.4)%

Aerospace & Defense (0.1)%

Boeing Co. (The)	(9,600)	(668,256)

Machinery (0.3)%

Caterpillar, Inc.	(9,400)	(823,628)
Eaton Corp.	(8,362)	(356,723)
Total		(1,180,351)
TOTAL INDUSTRIALS		(1,848,607)

INFORMATION TECHNOLOGY (0.6)%

Semiconductors & Semiconductor Equipment (0.5)%

Lam Research Corp. (a)	(50,719)	(1,891,819)

Software (0.1)%

Salesforce.com, Inc. (a)	(1,892)	(262,269)
Solera Holdings, Inc.	(6,300)	(279,720)
Total		(541,989)
TOTAL INFORMATION TECHNOLOGY		(2,433,808)

MATERIALS (0.4)%

Chemicals (0.1)%

Eastman Chemical Co.	(11,628)	(541,400)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining (0.3)%

Molycorp, Inc.	(9,869)	$(194,222)
Nippon Steel Corp.	(411,955)	(921,793)
Total		(1,116,015)
TOTAL MATERIALS		(1,657,415)

TELECOMMUNICATION SERVICES (0.4)%

Diversified Telecommunication Services (0.4)%

Consolidated Communications Holdings, Inc.	(9,478)	(139,800)
Verizon Communications, Inc.	(36,400)	(1,515,696)
Total		(1,655,496)
TOTAL TELECOMMUNICATION SERVICES		(1,655,496)

UTILITIES (1.0)%

Electric Utilities (1.0)%

Duke Energy Corp.	(195,902)	(4,305,926)

Total Common Stocks (Proceeds: $21,266,973)		$(20,672,583)

Total Investments Sold Short (Proceeds: $21,266,973)		$(20,672,583)

Total Investments
(Cost: $407,301,869) (j)		$396,845,335(k)
Other Assets & Liabilities, Net		44,596,460
Net Assets		$441,441,795

Investments in Derivatives

At May 31, 2012, $1,818,930 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at May 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Amsterdam Index	(27)	$(1,935,692)	June 2012	$29,426	$—
Australian Treasury Bond, 3-year	46	4,384,968	June 2012	117,724	—
Australian Treasury Bond, 10-year	11	1,040,811	June 2012	79,155	—
Brent Crude Oil	(9)	(916,830)	June 2012	73,650	—
CAC 40 Index	(46)	(1,706,371)	June 2012	—	(14,389)

Canadian Bank Acceptance, 3-month	(2)	(478,240)	September 2012	—	(876)
Canadian Bank Acceptance, 3-month	7	1,673,670	December 2012	267	—
Canadian Government Bond, 10-year	(43)	(5,644,518)	June 2012	—	(40,938)
Canadian Government Bond, 10-year	43	5,644,518	June 2012	92,506	—
Canadian Government Bond, 10-year	36	4,818,357	September 2012	37,460	—
Cocoa	(40)	(833,200)	July 2012	81,061	—
Coffee ‘C’	(20)	(1,204,875)	July 2012	118,367	—
Corn	(43)	(1,193,788)	July 2012	80,320	—
Cotton #2	(53)	(1,896,075)	July 2012	486,825	—
Cotton #2	6	214,650	July 2012	—	(4,165)
Crude Oil	(16)	(1,384,480)	June 2012	153,340	—
DAX Index	(10)	(1,928,632)	June 2012	87,930	—
DJIA Mini	(10)	(619,150)	June 2012	3,886	—
E-Mini S&P 500 Index	(11)	(720,060)	June 2012	—	(2,789)
E-Mini S&P 500 Index	1	65,460	June 2012	—	(501)
E-Mini S&P MidCap 400 Index	(12)	(1,109,760)	June 2012	—	(5,510)
Euro Euribor, 3-month	52	15,986,901	September 2012	3,278	—
Euro Euribor, 3-month	47	14,449,699	December 2012	4,054	—
Euro Euribor, 3-month	46	14,142,258	March 2013	6,405	—
Euro Euribor, 3-month	46	14,140,125	June 2013	10,130	—
Euro Euribor, 3-month	48	14,751,946	September 2013	14,826	—
Euro Euribor, 3-month	51	15,666,848	December 2013	20,027	—
Euro Euribor, 3-month	51	15,660,542	March 2014	25,806	—
EURO STOXX 50	(40)	(1,041,133)	June 2012	14,853	—
Euro Swiss Franc, 3-month	20	5,153,652	September 2012	1,645	—
Euro Swiss Franc, 3-month	25	6,445,282	December 2012	5,735	—
Euro-Bobl, 5-year	54	8,476,582	June 2012	106,813	—
Euro-Bund, 10-year	22	3,972,456	June 2012	127,500	—
Euro-Buxl, 30-year	(1)	(177,265)	June 2012	—	(7,268)
Euro-Buxl, 30-year	9	1,595,382	June 2012	158,552	—
Eurodollar, 90-day	(24)	(5,966,700)	September 2012	—	(3,150)
Eurodollar, 90-day	(25)	(6,211,875)	December 2012	—	(2,340)
Eurodollar, 90-day	(14)	(3,477,950)	March 2013	—	(1,442)

Eurodollar, 90-day	2	496,775	June 2013	—	(462)
Eurodollar, 90-day	22	5,463,975	September 2013	—	(3,897)
Eurodollar, 90-day	31	7,697,300	December 2013	—	(2,838)
Eurodollar, 90-day	34	8,440,500	March 2014	—	(180)
Euro-OAT, 10-year	(75)	(12,301,634)	June 2012	—	(438,003)
European ICE Gasoil	(10)	(870,750)	June 2012	61,450	—
Euro-Schatz, 2-year	27	3,698,948	June 2012	2,634	—
FTSE 100 Index	(25)	(2,037,659)	June 2012	90,538	—
FTSE/JSE Top 40 Index	(8)	(275,766)	June 2012	433	—
FTSE/MIB Index	(12)	(954,529)	June 2012	101,761	—
Gold 100 oz	(28)	(4,379,760)	August 2012	—	(37,321)
Gold 100 oz	(3)	(469,260)	August 2012	613	—
Hang Seng China Enterprises Index	(24)	(1,473,108)	June 2012	—	(16,572)
Hang Seng Index	(18)	(2,148,669)	June 2012	—	(3,607)
Heating Oil	(12)	(1,362,413)	June 2012	134,396	—
Henry Hub Natural Gas Swap	(116)	(702,380)	June 2012	40,890	—
IBEX 35 Index	(10)	(749,295)	June 2012	65,843	—
Japanese Government Bond, 10-year	(4)	(7,330,781)	June 2012	—	(21,501)
Japanese Government Bond, 10-year	4	7,330,781	June 2012	26,140	—
KOSPI 200 Index	(14)	(1,441,220)	June 2012	88,748	—
LME Copper	(6)	(1,116,000)	June 2012	143,542	—
LME Copper	(2)	(372,000)	June 2012	15,648	—
LME Nickel	(13)	(1,261,182)	June 2012	170,881	—
LME Nickel	(1)	(97,014)	June 2012	7,595	—
LME Nickel	(1)	(97,014)	June 2012	7,624	—
LME Nickel	(1)	(97,014)	June 2012	5,513	—
LME Nickel	(3)	(291,042)	June 2012	13,874	—
LME Primary Aluminum	(3)	(147,188)	June 2012	10,440	—
LME Zinc	(27)	(1,261,912)	June 2012	115,053	—
LME Zinc	(3)	(140,213)	June 2012	4,534	—
LME Zinc	(5)	(233,688)	June 2012	5,056	—
Mini Japanese Government Bond, 10-year	54	9,893,109	June 2012	20,656	—
MSCI Singapore Index	(27)	(1,333,866)	June 2012	—	(1,106)
MSCI Taiwan Index	(69)	(1,782,270)	June 2012	—	(16,980)

Platinum	76	5,386,880	July 2012	—	(419,243)
RBOB Gasoline	(3)	(343,060)	June 2012	11,273	—
Russell 2000 Mini Index	(18)	(1,369,980)	June 2012	33,972	—
S&P CNX Nifty Index	(168)	(1,654,296)	June 2012	10,919	—
S&P/TSE 60 Index	(19)	(2,412,044)	June 2012	78,790	—
Soybean Meal	(2)	(78,900)	July 2012	3,073	—
Soybean Meal	37	1,459,650	July 2012	—	(108,400)
SPI 200 Index	(22)	(2,182,129)	June 2012	38,242	—
Sterling, 90-day	(22)	(4,198,460)	September 2012	—	(6,646)
Sterling, 90-day	8	1,526,713	September 2012	277	—
Sterling, 90-day	(1)	(190,858)	December 2012	—	(366)
Sterling, 90-day	9	1,717,725	December 2012	69	—
Sterling, 90-day	28	5,345,653	March 2013	1,256	—
Sterling, 90-day	45	8,592,094	June 2013	7,766	—
Sterling, 90-day	52	9,928,642	September 2013	12,758	—
Sterling, 90-day	52	9,926,639	December 2013	16,130	—
Sterling, 90-day	51	9,733,777	March 2014	18,303	—
Sugar #11	(55)	(1,196,272)	June 2012	76,017	—
TOPIX	(21)	(1,921,516)	June 2012	81,053	—
U.S. Treasury Long Bond, 20-year	19	2,844,656	September 2012	46,723	—
U.S. Treasury Note, 5-year	(1)	(124,188)	October 2012	—	(368)
U.S. Treasury Note, 5-year	103	12,791,313	October 2012	42,563	—
U.S. Treasury Note, 10-year	40	5,357,500	September 2012	44,435	—
United Kingdom Long GILT, 10-year	19	3,531,506	September 2012	61,921	—
Wheat	(18)	(579,375)	July 2012	—	(37,398)
Total				$3,660,943	$(1,198,256)

Open Options Contracts Written at May 31, 2012

Issuer	Puts/Calls	Number of Contracts	Exercise Price	Premium Received	Expiration Date	Value(a)

Ariba, Inc.	Call	83	$45.00	$2,175	June 16, 2012	$1,453
Ariba, Inc.	Call	1	50.00	9	July 21, 2012	8
Ariba, Inc.	Call	116	45.00	4,136	July 21, 2012	4,350
Eaton Corp.	Call	4	44.00	484	June 16, 2012	220
Eaton Corp.	Call	4	43.00	687	June 16, 2012	380
Eaton Corp.	Call	5	40.00	1,497	June 16, 2012	1,475
Eaton Corp.	Call	20	45.00	1,302	June 16, 2012	600
Eaton Corp.	Call	25	41.00	6,649	June 16, 2012	5,312
Gen-Probe, Inc.	Call	1	85.00	14	June 16, 2012	3
Goodrich Corp.	Call	3	125.00	178	June 16, 2012	233
JAKKS Pacific, Inc.	Call	2	17.50	159	June 16, 2012	220
JAKKS Pacific, Inc.	Put	78	17.50	2,877	June 16, 2012	975
Kinder Morgan, Inc.	Call	10	30.00	2,372	June 16, 2012	3,800
Kinder Morgan, Inc.	Call	26	32.50	2,454	June 16, 2012	4,420
Kinder Morgan, Inc.	Call	34	35.00	1,850	June 16, 2012	1,275
Kinder Morgan, Inc.	Call	444	40.00	17,720	June 16, 2012	1,110
Kinder Morgan, Inc.	Call	444	42.50	10,005	June 16, 2012	1,110
Kinder Morgan, Inc.	Call	444	45.00	6,538	June 16, 2012	1,110
Kinder Morgan, Inc.	Put	31	30.00	1,259	June 16, 2012	388
Lam Research Corp.	Call	3	38.00	291	June 1, 2012	30
Lam Research Corp.	Call	5	39.00	233	June 1, 2012	25
Lam Research Corp.	Call	1	41.00	52	June 16, 2012	15
Lam Research Corp.	Call	2	40.00	145	June 16, 2012	55
Lam Research Corp.	Call	4	39.00	428	June 16, 2012	190
Molycorp, Inc.	Call	107	40.00	5,556	September 22, 2012	1,444
Novellus Systems, Inc.	Call	2	43.00	169	June 1, 2012	10
PEP Boys-Manny Moe & Jack (The)	Call	5	10.00	72	June 16, 2012	62
PEP Boys-Manny Moe & Jack (The)	Call	14	12.50	688	June 16, 2012	35
PEP Boys-Manny Moe & Jack (The)	Call	9	10.00	400	July 21, 2012	359
SPDR S&P 500 ETF Trust	Put	70	135.00	29,119	June 16, 2012	32,270
SPDR S&P 500 ETF Trust	Put	70	136.00	32,619	June 16, 2012	37,940
Sunoco, Inc.	Call	19	52.50	998	June 16, 2012	209
Sunoco, Inc.	Call	33	50.00	3,778	June 16, 2012	561
Sunoco, Inc.	Put	19	47.00	869	June 16, 2012	2,118
Sunoco, Inc.	Put	33	46.00	1,225	June 16, 2012	2,029
Total				$139,007		$105,794

Credit Default Swap Contracts Outstanding at May 31, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount		Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation

JPMorgan	People’s Republic of China	June 20, 2017	1.000%	$1,800,000		$29,719	$(10,321)	$(3,650)	$15,748	$—
Morgan Stanley	Kingdom of Thailand	June 20, 2017	1.000	380,000		11,001	(10,682)	(771)	—	(452)
JPMorgan	Markit iTraxx Europe Senior Financials	June 20, 2017	1.000	EUR	1,340,000	144,308	(109,732)	(3,360)	31,216	—
Morgan Stanley	Markit iTraxx Europe Senior Financials	June 20, 2017	1.000	EUR	390,000	42,000	(42,691)	(978)	—	(1,669)
JPMorgan	Markit iTraxx Europe Subordinated Financials	June 20, 2017	5.000	EUR	670,000	(3,086)	39,821	(8,400)	28,335	—
Morgan Stanley	Markit iTraxx Europe Subordinated Financials	June 20, 2017	5.000	EUR	190,000	(875)	(507)	(2,382)	—	(3,764)
Citibank	People’s Republic of China	June 20, 2017	1.000	380,000		6,274	(6,650)	(771)	—	(1,147)
JPMorgan	Kingdom of Thailand	June 20, 2017	1.000	1,800,000		52,107	(27,290)	(3,650)	21,167	—
Morgan Stanley	Tunisian Republic	June 20, 2017	1.000	2,200,000		175,483	(185,677)	—	—	(10,194)
Goldman Sachs International	Bolivarian Republic of Venezuela	June 20, 2022	5.000	480,000		118,444	(113,756)	(4,866)	—	(178)
Morgan Stanley	Bolivarian Republic of Venezuela	June 20, 2022	5.000	1,700,000		419,488	(242,079)	(17,236)	160,173	—
Citibank	Federative Republic of Brazil	June 20, 2022	1.000	4,667,000		427,455	(242,152)	(9,464)	175,839	—
Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000	1,130,000		103,498	(93,867)	(2,291)	7,340	—
JPMorgan	Kingdom of Belgium	June 20, 2022	1.000	1,760,000		255,170	(229,275)	(3,569)	22,326	—

Morgan Stanley	Kingdom of Belgium	June 20, 2022	1.000	430,000	62,343	(63,366)	(872)	—	(1,895)
Morgan Stanley	Kingdom of Spain	June 20, 2022	1.000	3,520,000	994,140	(841,629)	(7,138)	145,373	—
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000	1,270,000	103,717	(93,475)	(2,575)	7,667	—
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	1,760,000	143,732	(78,291)	(3,569)	61,872	—
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000	163,332	(130,165)	(4,055)	29,112	—
Citibank	United Mexican States	June 20, 2022	1.000	370,000	31,330	(27,967)	(750)	2,613	—
Citibank	United Mexican States	June 20, 2022	1.000	1,520,000	128,707	(101,590)	(3,082)	24,035	—
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	300,000	25,403	(19,768)	(608)	5,027	—
Total								$737,843	$(19,299)

Credit Default Swap Contracts Outstanding at May 31, 2012

Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	Argentine Republic	June 20, 2013	5.000%	$7,045,000	$(506,130)	$(21,677)	$71,429	$—	$(456,378)
JPMorgan	CDX North America High Yield 18-V1	June 20, 2017	5.000	1,760,000	(122,755)	112,750	17,844	7,839	—
Morgan Stanley	CDX North America High Yield 18-V1	June 20, 2017	5.000	430,000	(29,991)	28,112	4,360	2,481	—
Total								$10,320	$(456,378)

Forward Foreign Currency Exchange Contracts Open at May 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	June 4, 2012	1,713,000,000	3,420,869	$106,881	$—
		(CLP)	(USD)
Goldman, Sachs & Co.	June 4, 2012	21,272,362	27,562,022	1,258,738	—
Citigroup Global Markets Inc.	June 4, 2012	1,336,638	11,900,000	—	(14,651)
		(EUR)	(SEK)
J.P. Morgan Securities, Inc.	June 4, 2012	68,820,000	2,287,062	225,040	—
		(RUB)	(USD)
Morgan Stanley	June 4, 2012	255,770,270	8,806,000	236,908	—
		(TWD)	(USD)

Morgan Stanley	June 4, 2012	3,517,454	1,713,000,000	—	(203,467)
		(USD)	(CLP)
Morgan Stanley	June 4, 2012	8,806,000	55,411,755	—	(105,772)
		(USD)	(CNY)
Citigroup Global Markets Inc.	June 4, 2012	3,962,000	4,896,913	—	(161,819)
		(USD)	(SGD)
Citigroup Global Markets Inc.	June 4, 2012	11,570,000	1,382,577	19,814	—
		(ZAR)	(USD)
J.P. Morgan Securities, Inc.	June 4, 2012	34,100,000	4,386,586	370,143	—
		(ZAR)	(USD)
Citigroup Global Markets Inc.	June 6, 2012	1,217,090	141,192,200	—	(29,109)
		(EUR)	(RSD)
J.P. Morgan Securities, Inc.	June 6, 2012	1,148,197	133,200,000	—	(27,462)
		(EUR)	(RSD)
Citigroup Global Markets Inc.	June 8, 2012	3,574,211	15,080,000	—	(169,152)
		(EUR)	(PLN)
Goldman, Sachs & Co.	June 15, 2012	55,000	53,492	—	(70)
		(AUD)	(USD)
Goldman, Sachs & Co.	June 15, 2012	2,875,000	2,878,402	80,807	—
		(AUD)	(USD)
Goldman, Sachs & Co.	June 15, 2012	11,552,000	11,523,207	341,477	—
		(CAD)	(USD)
Goldman, Sachs & Co.	June 15, 2012	1,511,000	1,954,099	85,652	—
		(EUR)	(USD)
Goldman, Sachs & Co.	June 15, 2012	1,081,000	1,744,101	78,151	—
		(GBP)	(USD)
Goldman, Sachs & Co.	June 15, 2012	5,735,000	739,108	184	—
		(HKD)	(USD)
Goldman, Sachs & Co.	June 15, 2012	7,390,000	951,824	—	(336)
		(HKD)	(USD)
Goldman, Sachs & Co.	June 15, 2012	142,441,000	1,783,323	—	(34,660)
		(JPY)	(USD)
Goldman, Sachs & Co.	June 15, 2012	66,532	67,000	—	(1,336)
		(USD)	(AUD)
Goldman, Sachs & Co.	June 15, 2012	19,412	20,000	49	—
		(USD)	(AUD)

Goldman, Sachs & Co.	June 15, 2012	1,771,789	1,805,000	—	(24,643)
		(USD)	(CAD)
Goldman, Sachs & Co.	June 15, 2012	51,309	41,000	—	(610)
		(USD)	(EUR)
Goldman, Sachs & Co.	June 15, 2012	367,442	233,000	—	(8,362)
		(USD)	(GBP)
Goldman, Sachs & Co.	June 15, 2012	12,885	100,000	—	(1)
		(USD)	(HKD)
Goldman, Sachs & Co.	June 15, 2012	54,023	4,300,000	858	—
		(USD)	(JPY)
Goldman, Sachs & Co.	June 18, 2012	2,599,933	23,480,000	16,342	—
		(EUR)	(SEK)
Goldman, Sachs & Co.	June 18, 2012	66,110,000	832,211	—	(11,581)
		(JPY)	(USD)
J.P. Morgan Securities, Inc.	June 18, 2012	2,730,598	37,700,000	—	(107,697)
		(USD)	(MXN)
Royal Bank of Scotland	June 20, 2012	10,065,000	10,323,013	533,672	—
		(AUD)	(USD)
Royal Bank of Scotland	June 20, 2012	3,910,000	2,040,776	109,009	—
		(BRL)	(USD)
Royal Bank of Scotland	June 20, 2012	10,286,000	10,152,451	197,299	—
		(CAD)	(USD)
Royal Bank of Scotland	June 20, 2012	100,000,000	197,312	4,252	—
		(CLP)	(USD)
Royal Bank of Scotland	June 20, 2012	39,900,000	2,050,676	132,390	—
		(CZK)	(USD)
Royal Bank of Scotland	June 20, 2012	25,526,000	33,516,510	1,951,288	—
		(EUR)	(USD)
Royal Bank of Scotland	June 20, 2012	9,090,000	14,384,262	375,823	—
		(GBP)	(USD)
Royal Bank of Scotland	June 20, 2012	69,000,000	292,740	9,608	—
		(HUF)	(USD)
Royal Bank of Scotland	June 20, 2012	5,000,000,000	542,583	11,658	—
		(IDR)	(USD)

Royal Bank of Scotland	June 20, 2012	8,220,000	2,167,684	63,424	—
		(ILS)	(USD)
Royal Bank of Scotland	June 20, 2012	285,900,000	5,379,424	304,964	—
		(INR)	(USD)
Royal Bank of Scotland	June 20, 2012	906,817,000	11,241,553	—	(332,801)
		(JPY)	(USD)
Royal Bank of Scotland	June 20, 2012	2,550,000,000	2,194,534	36,457	—
		(KRW)	(USD)
Royal Bank of Scotland	June 20, 2012	36,500,000	2,741,059	202,230	—
		(MXN)	(USD)
Royal Bank of Scotland	June 20, 2012	3,810,000	1,231,556	31,606	—
		(MYR)	(USD)
Royal Bank of Scotland	June 20, 2012	68,894,000	11,596,400	336,938	—
		(NOK)	(USD)
Royal Bank of Scotland	June 20, 2012	25,206,000	19,674,776	699,834	—
		(NZD)	(USD)
Royal Bank of Scotland	June 20, 2012	1,170,000	877,508	—	(3,262)
		(NZD)	(USD)
Royal Bank of Scotland	June 20, 2012	63,300,000	1,464,206	11,026	—
		(PHP)	(USD)
Royal Bank of Scotland	June 20, 2012	24,400,000	557,404	—	(2,748)
		(PHP)	(USD)
Royal Bank of Scotland	June 20, 2012	6,430,000	1,919,397	109,747	—
		(PLN)	(USD)
Royal Bank of Scotland	June 20, 2012	93,900,000	3,018,397	213,720	—
		(RUB)	(USD)
Royal Bank of Scotland	June 20, 2012	75,095,000	10,810,948	480,325	—
		(SEK)	(USD)
Royal Bank of Scotland	June 20, 2012	5,430,000	4,300,728	86,767	—
		(SGD)	(USD)
Royal Bank of Scotland	June 20, 2012	1,750,000	948,857	14,233	—
		(TRY)	(USD)
Royal Bank of Scotland	June 20, 2012	87,700,000	2,988,040	49,400	—
		(TWD)	(USD)
Royal Bank of Scotland	June 20, 2012	6,002,031	6,053,000	—	(114,813)
		(USD)	(AUD)
Royal Bank of Scotland	June 20, 2012	395,186	790,000	—	(4,880)
		(USD)	(BRL)

Royal Bank of Scotland	June 20, 2012	322,045	660,000	4,033	—
		(USD)	(BRL)
Royal Bank of Scotland	June 20, 2012	7,581,620	7,492,000	—	(330,600)
		(USD)	(CAD)
Royal Bank of Scotland	June 20, 2012	175,258	85,000,000	—	(11,157)
		(USD)	(CLP)
Royal Bank of Scotland	June 20, 2012	440,367	780,000,000	—	(14,601)
		(USD)	(COP)
Royal Bank of Scotland	June 20, 2012	410,455	8,200,000	—	(16,221)
		(USD)	(CZK)
Royal Bank of Scotland	June 20, 2012	14,512,180	11,312,000	—	(523,863)
		(USD)	(EUR)
Royal Bank of Scotland	June 20, 2012	20,499,582	12,674,000	—	(967,903)
		(USD)	(GBP)
Royal Bank of Scotland	June 20, 2012	224,570	49,000,000	—	(23,506)
		(USD)	(HUF)
Royal Bank of Scotland	June 20, 2012	648,820	2,490,000	—	(11,398)
		(USD)	(ILS)
Royal Bank of Scotland	June 20, 2012	282,765	16,000,000	1,220	—
		(USD)	(INR)
Royal Bank of Scotland	June 20, 2012	2,933,769	160,700,000	—	(81,490)
		(USD)	(INR)
Royal Bank of Scotland	June 20, 2012	33,280,514	2,653,904,000	593,160	—
		(USD)	(JPY)
Royal Bank of Scotland	June 20, 2012	589,177	670,000,000	—	(22,153)
		(USD)	(KRW)
Royal Bank of Scotland	June 20, 2012	1,349,845	18,800,000	—	(42,173)
		(USD)	(MXN)
Royal Bank of Scotland	June 20, 2012	423,210	1,290,000	—	(16,930)
		(USD)	(MYR)
Royal Bank of Scotland	June 20, 2012	7,451,037	43,139,000	—	(400,758)
		(USD)	(NOK)
Royal Bank of Scotland	June 20, 2012	15,093,581	18,658,000	—	(1,047,938)
		(USD)	(NZD)

Royal Bank of Scotland	June 20, 2012	2,044,779	86,800,000	—	(52,108)
		(USD)	(PHP)
Royal Bank of Scotland	June 20, 2012	252,326	800,000	—	(27,175)
		(USD)	(PLN)
Royal Bank of Scotland	June 20, 2012	2,978,132	88,200,000	—	(343,706)
		(USD)	(RUB)
Royal Bank of Scotland	June 20, 2012	5,952	43,000	—	(37)
		(USD)	(SEK)
Royal Bank of Scotland	June 20, 2012	1,474,944	1,830,000	—	(54,769)
		(USD)	(SGD)
Royal Bank of Scotland	June 20, 2012	1,432,472	2,550,000	—	(70,590)
		(USD)	(TRY)
Royal Bank of Scotland	June 20, 2012	99,898	2,900,000	—	(2,725)
		(USD)	(TWD)
Royal Bank of Scotland	June 20, 2012	35,205	300,000	44	—
		(USD)	(ZAR)
Royal Bank of Scotland	June 20, 2012	215,180	1,800,000	—	(3,687)
		(USD)	(ZAR)
Royal Bank of Scotland	June 20, 2012	15,900,000	1,975,131	106,952	—
		(ZAR)	(USD)
Standard Chartered Bank	June 25, 2012	1,409,727	61,450,000	430	—
		(USD)	(PHP)
Citigroup Global Markets Inc.	June 29, 2012	2,446,134	7,720,000	—	(16,199)
		(USD)	(MYR)
Goldman, Sachs & Co.	July 2, 2012	21,272,362	26,391,024	84,368	—
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	July 2, 2012	68,820,000	2,042,015	—	(7,907)
		(RUB)	(USD)
Citigroup Global Markets Inc.	July 3, 2012	3,210,000	2,672,210	—	(1,664)
		(CHF)	(EUR)
Citigroup Global Markets Inc.	July 3, 2012	940,000	782,985	92	—
		(CHF)	(EUR)
Citigroup Global Markets Inc.	July 3, 2012	2,668,201	20,240,000	6,489	—
		(EUR)	(NOK)
J.P. Morgan Securities, Inc.	July 3, 2012	5,284,000	223,064,060	—	(168,330)
		(USD)	(PHP)

J.P. Morgan Securities, Inc.	July 5, 2012	117,450,000	2,158,611	80,353	—
		(INR)	(USD)
Standard Chartered Bank	July 5, 2012	117,450,050	2,164,978	86,719	—
		(INR)	(USD)
Goldman, Sachs & Co.	July 5, 2012	1,175,350	884,463	494	—
		(NZD)	(USD)
Goldman, Sachs & Co.	July 5, 2012	2,894,387	2,176,434	—	(262)
		(NZD)	(USD)
Citigroup Global Markets Inc.	July 5, 2012	8,721,454	55,411,755	—	(26,618)
		(USD)	(CNY)
Standard Chartered Bank	July 5, 2012	4,403,000	234,900,050	—	(246,484)
		(USD)	(INR)
Citigroup Global Markets Inc.	July 5, 2012	3,800,904	4,896,913	—	(575)
		(USD)	(SGD)
Citigroup Global Markets Inc.	July 12, 2012	283,000,000	3,535,944	—	(77,079)
		(JPY)	(USD)
J.P. Morgan Securities, Inc.	July 12, 2012	45,670,000	5,308,860	—	(45,624)
		(ZAR)	(USD)
Citigroup Global Markets Inc.	July 30, 2012	2,177,718	13,810,000	—	(11,792)
		(USD)	(CNY)
Morgan Stanley	July 30, 2012	1,924,890	2,274,450,000	—	(5,329)
		(USD)	(KRW)
J.P. Morgan Securities, Inc.	August 6, 2012	7,045,000	7,999,597,500	—	(296,508)
		(USD)	(KRW)
Citigroup Global Markets Inc.	August 6, 2012	8,806,000	26,757,031	—	(402,105)
		(USD)	(MYR)
Morgan Stanley	August 16, 2012	67,150,000	2,277,043	24,495	—
		(TWD)	(USD)
Citigroup Global Markets Inc.	September 4, 2012	255,770,270	8,582,031	—	(1,296)
		(TWD)	(USD)
Royal Bank of Scotland	September 19, 2012	52,000	50,358	114	—
		(CAD)	(USD)
Royal Bank of Scotland	September 19, 2012	995,000	1,231,964	681	—
		(EUR)	(USD)
Royal Bank of Scotland	September 19, 2012	317,000	490,250	1,899	—
		(GBP)	(USD)
Royal Bank of Scotland	September 19, 2012	60,000,000	50,487	—	(57)
		(KRW)	(USD)

Royal Bank of Scotland	September 19, 2012	2,400,000	70,982	323	—
		(RUB)	(USD)
Royal Bank of Scotland	September 19, 2012	5,800,000	194,527	—	(114)
		(TWD)	(USD)
Royal Bank of Scotland	September 19, 2012	1,020,867	80,234,000	4,145	—
		(USD)	(JPY)
Royal Bank of Scotland	September 19, 2012	27,679	400,000	—	(55)
		(USD)	(MXN)
Royal Bank of Scotland	September 19, 2012	201,740	1,232,000	—	(972)
		(USD)	(NOK)
Royal Bank of Scotland	September 19, 2012	289,568	2,107,000	—	(504)
		(USD)	(SEK)
Total				$9,782,725	$(6,734,194)

Cross-Currency Swap Contracts Outstanding at May 31, 2012

Counterparty	Fund Receives	Fund Pays	Expiration Date		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unrealized Appreciation	Unrealized Depreciation
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.89% based on the notional amount of the currency received	January 6, 2021	TRY	1,810,195	$980,073	$2,481	$—
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.95% based on the notional amount of the currency received	January 6, 2021	TRY	6,195,838	3,520,362	149,828	—
Total							$152,309	$—

Total Return Swap Contracts Outstanding at May 31, 2012

		Expiration		Notional	Unrealized	Unrealized
Counterparty	Reference Instrument	Date	Currency	Value	Appreciation ($)	Depreciation ($)
Barclays	Euro-Schatz, 2-year	September 6, 2012	EUR	24,004,115	38,400	—
Barclays	Gold	August 29, 2012	USD	(477,000)	7,740	—
Barclays	Lean Hogs	July 16, 2012	USD	(2,789,060)	—	(195,740)
Barclays	Primary Aluminum	June 18, 2012	USD	(2,822,850)	173,475	—
Barclays	Silver	July 27, 2012	USD	(1,858,900)	193,480	—
Barclays	Soybean	July 13, 2012	USD	449,025	—	(47,025)
Barclays	Soybean Oil	July 13, 2012	USD	(2,131,763)	124,403	—
JPMorgan	Swiss Market Index	June 15, 2012	CHF	(1,557,915)	56,139	—
Barclays	U.S. Treasury Note, 2-year	October 3, 2012	USD	24,451,929	13,165	—
Total					606,802	(242,765)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2012.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the value of these securities amounted to $2,232,923 or 0.51% of net assets.

(e)

Represents a step coupon bond. These bonds are issued with a zero-coupon and become interest bearing at a future date. The rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2012, the value of these securities amounted to $865,100, which represents 0.20% of net assets.

(g)	Zero coupon bond.

(h)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$433,454,397	$(265,407,882)	$—	$168,046,515	$28,779	$168,046,515

(i)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(j)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $407,302,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,337,000
Unrealized Depreciation	(12,794,000)
Net Unrealized Depreciation	$(10,457,000)

(k)	Securities are valued using policies described below:

Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE); therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price.  Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China, Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RSD	Serbian Dinar
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$21,790,774	$—	$—	$21,790,774
Consumer Staples	6,881,425	—	—	6,881,425
Energy	24,992,715	2,053,160	—	27,045,875
Financials	19,618,241	2,890,071	—	22,508,312
Health Care	13,198,715	1,367,015	—	14,565,730
Industrials	15,486,049	2,815,515	—	18,301,564
Information Technology	27,526,553	2,363,080	—	29,889,633
Materials	15,604,146	1,514,182	—	17,118,328
Telecommunication Services	2,995,963	—	—	2,995,963
Utilities	5,207,780	857,574	—	6,065,354
Common Stocks - Investments Sold Short
Consumer Discretionary	(2,780,497)	—	—	(2,780,497)
Consumer Staples	(2,127,102)	—	—	(2,127,102)
Energy	(1,522,371)	—	—	(1,522,371)
Financials	(1,349,348)	—	—	(1,349,348)
Health Care	(992,013)	—	—	(992,013)
Industrials	(1,848,607)	—	—	(1,848,607)
Information Technology	(2,433,808)	—	—	(2,433,808)
Materials	(735,622)	(921,793)	—	(1,657,415)
Telecommunication Services	(1,655,496)	—	—	(1,655,496)
Utilities	(4,305,926)	—	—	(4,305,926)
Preferred Stocks
Financials	2,789,088	—	—	2,789,088
Warrants
Energy	1	—	—	1
Total Equity Securities	136,340,660	12,938,804	—	149,279,464

Bonds
Corporate Bonds & Notes	—	7,216,478	—	7,216,478
Convertible Bonds	—	405,900	—	405,900
Inflation-Indexed Bonds	—	4,233,995	—	4,233,995
Foreign Government Obligations	—	25,460,417	—	25,460,417
Total Bonds	—	37,316,790	—	37,316,790

Short-Term Securities
Treasury Bill	—	14,935,786	—	14,935,786
Treasury Note Short-Term	25,498,080	—	—	25,498,080
Total Short-Term Securities	25,498,080	14,935,786	—	40,433,866

Other
Options Purchased Calls	63,770	—	—	63,770
Options Purchased Puts	1,704,930	—	—	1,704,930
Money Market Funds	168,046,515	—	—	168,046,515
Total Other	169,815,215	—	—	169,815,215
Investments in Securities	331,653,955	65,191,380	—	396,845,335

Derivatives
Assets
Futures Contracts	3,660,943	—	—	3,660,943
Forward Foreign Currency Exchange Contracts	—	9,782,725	—	9,782,725
Credit Default Swap Contracts	—	748,163	—	748,163
Cross Currency Swap Contracts	—	152,309	—	152,309
Total Return Swap Contracts	—	606,802	—	606,802
Liabilities
Futures Contracts	(1,198,256)	—	—	(1,198,256)
Options Contracts Written	(105,794)	—	—	(105,794)
Forward Foreign Currency Exchange Contracts	—	(6,734,194)	—	(6,734,194)
Credit Default Swap Contracts	—	(475,677)	—	(475,677)
Total Return Swap Contracts	—	(242,765)	—	(242,765)
Total	$334,010,848	$69,028,743	$—	$403,039,591

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency contracts and swap contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Active Portfolios Multi-Manager Core Plus Bond Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 32.7%
Aerospace & Defense 0.3%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$789,000	$790,972
BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	274,000	278,795
Boeing Co. (The) Senior Unsecured
02/15/20	4.875%	1,220,000	1,472,823
Goodrich Corp. Senior Unsecured
02/01/21	3.600%	1,000,000	1,068,231
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	515,000	533,025
03/15/21	7.125%	243,000	252,113
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	902,000	956,120
L-3 Communications Corp.
02/15/21	4.950%	4,185,000	4,515,770
Oshkosh Corp.
03/01/17	8.250%	112,000	123,060
03/01/20	8.500%	215,000	235,963
Raytheon Co. Senior Unsecured
10/15/40	4.875%	433,000	476,045
Sequa Corp. (b)
12/01/15	13.500%	625,000	663,281
TransDigm, Inc.
12/15/18	7.750%	1,125,000	1,195,312
Total			12,561,510
Airlines 0.4%
Continental Airlines 1997-4 Class A Pass-Through Trust Pass-Through Certificates
01/02/18	6.900%	973,345	1,040,311
Continental Airlines 1999-1 Class A Pass-Through Trust Pass-Through Certificates
02/02/19	6.545%	2,012,921	2,158,858
Continental Airlines 2007-1 Class A Pass-Through Trust
04/19/22	5.983%	4,461,514	4,840,743
Southwest Airlines Co. Senior Unsecured
03/01/17	5.125%	5,000,000	5,507,675
U.S. Airways 2012-1 Class A Pass-Through Trust Pass-Through Certificates
04/01/26	5.900%	4,000,000	4,080,000
Total			17,627,587

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Automotive 1.1%
Affinia Group, Inc.
11/30/14	9.000%	$650,000	$653,250
Allison Transmission, Inc. (b)
05/15/19	7.125%	867,000	903,847
American Axle & Manufacturing, Inc.
11/15/19	7.750%	600,000	636,000
American Honda Finance Corp. Senior Unsecured (b)
10/01/18	7.625%	2,250,000	2,882,425
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	575,000	576,437
06/15/21	8.250%	1,013,000	1,015,532
Daimler Finance North America LLC (b)
01/11/17	2.950%	12,000,000	12,418,176
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	128,000	134,080
02/15/21	6.750%	264,000	281,820
Delphi Corp.
05/15/19	5.875%	177,000	185,408
05/15/21	6.125%	60,000	63,900
Exide Technologies Senior Secured
02/01/18	8.625%	475,000	351,500
FUEL Trust Secured (b)
06/15/16	3.984%	6,747,000	7,007,475
Harley-Davidson Financial Services, Inc. (b)
03/15/17	2.700%	1,380,000	1,389,815
IDQ Holdings, Inc. Senior Secured (b)
04/01/17	11.500%	300,000	313,500
International Automotive Components Group SA Senior Secured (b)
06/01/18	9.125%	575,000	518,938
JB Poindexter & Co., Inc. (b)
04/01/22	9.000%	375,000	375,000
Jaguar Land Rover PLC (b)
05/15/21	8.125%	750,000	757,500
Johnson Controls, Inc. Senior Unsecured
09/15/13	4.875%	5,000,000	5,244,260
Lear Corp.
03/15/18	7.875%	557,000	609,915
03/15/20	8.125%	97,000	108,398
Pittsburgh Glass Works LLC Senior Secured (b)
04/15/16	8.500%	775,000	728,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Automotive (continued)
RCI Banque SA Senior Unsecured (b)
04/12/16	4.600%	$1,120,000	$1,119,940
Schaeffler Finance BV (b)
Senior Secured
02/15/17	7.750%	142,000	146,970
02/15/19	8.500%	1,128,000	1,190,040
Tower Automotive Holdings USA LLC/Finance, Inc. Senior Secured (b)
09/01/17	10.625%	300,000	315,750
UCI International, Inc.
02/15/19	8.625%	750,000	765,000
Visteon Corp.
04/15/19	6.750%	653,000	650,551
Volkswagen International Finance NV (b)
03/22/17	2.375%	2,643,000	2,692,950
Total			44,036,877
Banking 5.9%
ANZ National International Ltd. Bank Guaranteed (b)
12/21/12	2.375%	580,000	585,555
Abbey National Treasury Services PLC Bank Guaranteed (b)
11/10/14	3.875%	2,375,000	2,367,265
American Express Credit Corp. Senior Unsecured
09/19/16	2.800%	5,360,000	5,521,926
Banco Bradesco SA
01/16/21	5.900%	300,000	303,750
Bancolombia SA Subordinated Notes
07/26/20	6.125%	100,000	102,500
Bank of America Corp.
Senior Unsecured
09/01/15	3.700%	8,640,000	8,644,605
03/22/17	3.875%	5,000,000	4,983,530
01/24/22	5.700%	4,800,000	5,099,400
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	1,420,000	1,673,618
Barclays Bank PLC (b)(c)
09/29/49	7.434%	6,952,000	7,019,177
Barclays Bank PLC (c)
12/15/49	6.278%	3,390,000	2,542,500
Capital One Capital III
08/15/36	7.686%	2,270,000	2,292,700
Capital One Capital VI
05/15/40	8.875%	5,000,000	5,098,800
Capital One/IV (c)
02/17/37	6.745%	7,700,000	7,690,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Capital One/V
08/15/39	10.250%	$6,706,000	$6,940,710
Citigroup, Inc.
Senior Unsecured
08/15/17	6.000%	4,000,000	4,336,484
11/21/17	6.125%	5,000,000	5,409,525
08/09/20	5.375%	10,000,000	10,748,220
01/30/42	5.875%	3,910,000	4,160,447
Commonwealth Bank of Australia Senior Unsecured (b)
10/15/14	3.750%	1,000,000	1,045,895
Credit Suisse U.S.A., Inc. Bank Guaranteed
01/15/14	5.125%	2,000,000	2,101,302
Deutsche Bank AG Senior Unsecured
01/11/16	3.250%	1,000,000	1,021,907
Discover Bank Subordinated Notes
11/18/19	8.700%	4,485,000	5,721,963
Goldman Sachs Group, Inc. (The)
Senior Notes
05/03/15	3.300%	1,670,000	1,645,753
Senior Unsecured
10/01/14	5.000%	3,000,000	3,110,523
04/01/18	6.150%	9,310,000	9,720,096
01/24/22	5.750%	4,000,000	4,103,808
HBOS PLC (b)
Subordinated Notes
05/21/18	6.750%	7,265,000	6,656,825
11/01/33	6.000%	5,600,000	4,088,000
HSBC Bank U.S.A. NA Subordinated Notes
04/01/14	4.625%	6,000,000	6,247,812
JPMorgan Chase & Co.
Senior Unsecured
04/23/19	6.300%	5,000,000	5,809,740
JPMorgan Chase & Co. (c)
04/29/49	7.900%	9,079,000	9,845,812
JPMorgan Chase Bank NA Subordinated Notes
10/01/17	6.000%	2,605,000	2,895,874
JPMorgan Chase Capital XX
09/29/36	6.550%	7,420,000	7,381,676
JPMorgan Chase Capital XXI (c)
02/02/37	1.416%	9,824,000	7,013,039
JPMorgan Chase Capital XXII
02/02/37	6.450%	1,800,000	1,777,525
JPMorgan Chase Capital XXIII (c)
05/15/47	1.467%	1,685,000	1,166,748
JPMorgan Chase Capital XXV
10/01/37	6.800%	3,465,000	3,474,009

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Lloyds Banking Group PLC (b)(c)
11/29/49	6.267%	$285,000	$161,025
12/31/49	6.657%	5,130,000	3,001,050
Lloyds TSB Bank PLC
03/28/17	4.200%	4,245,000	4,239,286
Merrill Lynch & Co., Inc.
Senior Unsecured
04/25/13	6.150%	94,000	96,637
Subordinated Notes
05/02/17	5.700%	2,530,000	2,570,913
Morgan Stanley
Senior Unsecured
03/22/17	4.750%	4,000,000	3,846,988
01/25/21	5.750%	8,090,000	7,626,686
National Australia Bank Senior Unsecured
03/09/17	2.750%	4,000,000	4,014,128
National City Preferred Capital Trust I (c)
12/31/49	12.000%	9,205,000	9,651,811
Northern Trust Corp. Senior Unsecured
05/01/14	4.625%	1,000,000	1,068,913
PNC Funding Corp. Bank Guaranteed
02/01/17	5.625%	2,235,000	2,501,457
Royal Bank of Scotland PLC (The) Bank Guaranteed
09/21/15	3.950%	2,615,000	2,606,793
State Street Corp.
03/15/18	4.956%	11,115,000	11,628,513
Senior Unsecured
03/07/16	2.875%	1,249,000	1,319,920
SunTrust Capital VIII
12/15/36	6.100%	1,500,000	1,486,875
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	196,000	205,310
USB Capital XIII Trust
12/15/39	6.625%	7,463,000	7,669,053
Wachovia Capital Trust III (c)
03/29/49	5.570%	1,950,000	1,813,500
Wachovia Corp. Senior Unsecured
02/01/18	5.750%	4,000,000	4,633,476
Wells Fargo Bank Subordinated Notes
02/09/15	4.750%	2,000,000	2,129,116
Wells Fargo Capital X
12/15/36	5.950%	4,355,000	4,338,151

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	$1,200,000	$1,313,203
Total			248,272,198
Brokerage 0.3%
Cantor Fitzgerald LP (b)
10/15/19	7.875%	1,600,000	1,595,685
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	192,000	194,880
11/30/17	12.500%	510,000	585,225
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	948,000	1,085,019
Jefferies Group, Inc. Senior Unsecured
07/15/19	8.500%	2,800,000	2,968,000
Legg Mason, Inc. Senior Unsecured (b)
05/21/19	5.500%	580,000	589,093
Neuberger Berman Group LLC/Finance Corp. (b)
Senior Unsecured
03/15/20	5.625%	129,000	131,902
03/15/22	5.875%	744,000	762,600
Nuveen Investments, Inc.
11/15/15	10.500%	1,000,000	1,010,000
Raymond James Financial, Inc. Senior Unsecured
04/15/16	4.250%	3,345,000	3,481,386
Total			12,403,790
Building Materials 0.1%
Building Materials Corp. of America (b)
03/15/20	7.500%	600,000	637,500
Senior Notes
05/01/21	6.750%	542,000	554,195
Gibraltar Industries, Inc.
12/01/15	8.000%	273,000	277,777
Hillman Group, Inc.
06/01/18	10.875%	500,000	521,250
Interface, Inc.
12/01/18	7.625%	217,000	232,733
Masonite International Corp. (b)
04/15/21	8.250%	500,000	508,750
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	675,000	644,625
Nortek, Inc.
12/01/18	10.000%	32,000	33,760
04/15/21	8.500%	961,000	932,170

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
Odebrecht Finance Ltd.
04/05/23	6.000%	$300,000	$309,750
Ply Gem Industries, Inc. Senior Secured
02/15/18	8.250%	450,000	432,000
Roofing Supply Group LLC/Finance, Inc. (b)
06/01/20	10.000%	175,000	176,750
Total			5,261,260
Chemicals 0.8%
Albemarle Corp. Senior Unsecured
12/15/20	4.500%	2,000,000	2,191,124
Braskem America Finance Co.
07/22/41	7.125%	5,000,000	4,887,500
Braskem Finance Ltd.
04/15/21	5.750%	250,000	250,625
Celanese U.S. Holdings LLC
06/15/21	5.875%	104,000	108,420
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	1,948,000	2,181,653
05/15/19	8.550%	2,500,000	3,306,730
11/15/20	4.250%	2,336,000	2,484,179
EI du Pont de Nemours & Co. Senior Unsecured
07/15/18	6.000%	2,000,000	2,477,470
Ferro Corp. Senior Unsecured
08/15/18	7.875%	625,000	621,875
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	425,000	370,813
Senior Secured
02/01/18	8.875%	944,000	939,280
Hexion US Finance Corp. Senior Unsecured (b)
04/15/20	6.625%	553,000	558,530
Huntsman International LLC
06/30/16	5.500%	650,000	650,000
03/15/21	8.625%	120,000	134,400
Ineos Finance PLC (b)
Senior Secured
05/15/15	9.000%	475,000	498,750
02/15/19	8.375%	302,000	310,305
05/01/20	7.500%	49,000	48,510
JM Huber Corp. Senior Unsecured (b)
11/01/19	9.875%	213,000	221,520
Koppers, Inc.
12/01/19	7.875%	38,000	40,565

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Lubrizol Corp.
02/01/19	8.875%	$1,271,000	$1,776,278
LyondellBasell Industries NV (b)
11/15/21	6.000%	1,181,000	1,263,670
Senior Notes
04/15/19	5.000%	4,160,000	4,232,800
04/15/24	5.750%	620,000	635,500
MacDermid, Inc. (b)
04/15/17	9.500%	229,000	238,160
Momentive Performance Materials, Inc.
Secured
06/15/14	12.500%	222,000	232,545
Momentive Performance Materials, Inc. (b)
Senior Secured
10/15/20	10.000%	350,000	349,125
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	5,000	5,588
OXEA Finance & Cy SCA Senior Secured (b)
07/15/17	9.500%	300,000	318,000
Omnova Solutions, Inc.
11/01/18	7.875%	475,000	470,250
Polypore International, Inc.
11/15/17	7.500%	381,000	398,145
Total			32,202,310
Construction Machinery 0.2%
CNH Capital LLC (b)
11/01/16	6.250%	709,000	739,132
Case New Holland, Inc.
12/01/17	7.875%	468,000	533,520
Caterpillar, Inc. Senior Unsecured
12/15/13	7.000%	1,000,000	1,093,698
Columbus McKinnon Corp.
02/01/19	7.875%	153,000	161,415
Manitowoc Co., Inc. (The)
11/01/20	8.500%	288,000	308,880
Maxim Crane Works LP Senior Secured (b)
04/15/15	12.250%	350,000	339,500
Mcron Finance Sub LLC/Corp. Senior Secured (b)
05/15/19	8.375%	325,000	320,125
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	380,000	377,150
Roper Industries, Inc. Senior Unsecured
08/15/13	6.625%	2,520,000	2,662,156

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
Terex Corp.
04/01/20	6.500%	$129,000	$128,678
UR Merger Sub Corp.
12/15/19	9.250%	427,000	470,767
09/15/20	8.375%	743,000	757,860
Senior Unsecured
11/15/19	10.250%	148,000	164,650
02/01/21	8.250%	162,000	171,315
UR Merger Sub Corp. (b)
05/15/20	7.375%	115,000	117,588
04/15/22	7.625%	288,000	294,480
Secured
07/15/18	5.750%	589,000	596,362
Xerium Technologies, Inc.
06/15/18	8.875%	150,000	113,250
Total			9,350,526
Consumer Cyclical Services 0.1%
Carlson Wagonlit BV Senior Secured (b)
06/15/19	6.875%	550,000	547,250
Expedia, Inc.
08/15/20	5.950%	1,380,000	1,462,385
Garda World Security Corp. Senior Unsecured (b)
03/15/17	9.750%	600,000	640,500
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.125%	246,000	248,767
Monitronics International, Inc. Senior Notes (b)
04/01/20	9.125%	325,000	315,250
Realogy Corp. Senior Secured (b)
01/15/20	9.000%	206,000	206,000
ServiceMaster Co. (b)
02/15/20	8.000%	600,000	629,250
West Corp.
10/15/16	11.000%	500,000	526,875
10/01/18	8.625%	108,000	112,590
Total			4,688,867
Consumer Products 0.2%
FGI Operating Co. LLC/Finance, Inc. Secured (b)
05/01/20	7.875%	500,000	513,750
Hasbro, Inc. Senior Unsecured
03/15/40	6.350%	1,000,000	1,140,990
Jarden Corp.
05/01/17	7.500%	400,000	440,000
01/15/20	7.500%	356,000	386,260

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Products (continued)
Libbey Glass, Inc.
Senior Secured
02/15/15	10.000%	$31,000	$33,015
Libbey Glass, Inc. (b)
05/15/20	6.875%	790,000	795,925
Mead Products LLC/ACCO Brands Corp. (b)
04/30/20	6.750%	114,000	117,135
Prestige Brands, Inc.
Senior Secured
04/01/18	8.250%	300,000	327,000
Prestige Brands, Inc. (b)
02/01/20	8.125%	200,000	216,000
Sealy Mattress Co.
06/15/14	8.250%	650,000	628,875
Simmons Bedding Co. (b)
07/15/15	11.250%	500,000	516,880
Spectrum Brands, Inc. Senior Unsecured (b)
03/15/20	6.750%	1,144,000	1,158,300
Visant Corp.
10/01/17	10.000%	825,000	779,625
Total			7,053,755
Diversified Manufacturing 0.2%
Actuant Corp. (b)
06/15/22	5.625%	158,000	161,555
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	319,000	337,343
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	311,000	329,660
Dynacast International LLC/Finance, Inc. Secured (b)
07/15/19	9.250%	500,000	515,000
Hutchison Whampoa International 11 Ltd. (b)
01/13/17	3.500%	1,000,000	1,024,804
RBS Global, Inc./Rexnord LLC
05/01/18	8.500%	600,000	637,500
Tomkins LLC/Inc. Secured
10/01/18	9.000%	998,000	1,096,552
Tyco International Finance SA
10/15/14	4.125%	1,000,000	1,068,945
Tyco International Ltd./Finance SA
01/15/21	6.875%	920,000	1,183,085
Voto-Votorantim Overseas Trading Operations NV
09/25/19	6.625%	350,000	377,125
Votorantim Cimentos SA
04/05/41	7.250%	250,000	243,125

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
WireCo WorldGroup, Inc.
05/15/17	9.500%		$168,000	$174,720
Total				7,149,414
Electric 2.1%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%		227,000	255,375
AES Corp. (The) (b)
Senior Unsecured
07/01/21	7.375%		678,000	732,240
Alabama Power Co. Senior Unsecured
03/15/41	5.500%		8,471,000	10,602,117
Appalachian Power Co. Senior Unsecured
01/15/20	7.950%		1,000,000	1,344,257
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%		3,063,000	3,617,091
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%		125,000	130,000
12/15/15	6.875%		307,000	341,090
Calpine Corp. Senior Secured (b)
02/15/21	7.500%		1,271,000	1,328,195
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		422,000	448,375
Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%		165,000	195,698
Companhia De Eletricidade Do Estad
04/27/16	11.750%	BRL	395,000	214,456
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/18	5.850%		3,000,000	3,664,941
04/01/38	6.750%		119,000	170,962
Dominion Resources, Inc.
Senior Unsecured
01/15/19	8.875%		800,000	1,102,493
08/15/19	5.200%		1,115,000	1,317,698
08/01/33	5.250%		3,403,000	4,051,173
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%		1,948,000	2,372,650
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%		2,571,000	3,122,986
Enel Finance International NV (b)
10/07/14	3.875%		630,000	624,707

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12/01/20	10.000%	$225,000	$242,437
Energy Future Intermediate Holding Co. LLC/Finance, Inc. (b)
Secured
03/01/22	11.750%	250,000	256,250
FirstEnergy Solutions Corp.
08/15/21	6.050%	2,000,000	2,234,358
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	1,340,000	1,623,210
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	128,000	119,040
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	151,000	168,215
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	2,745,000	3,368,365
NRG Energy, Inc.
01/15/18	7.625%	775,000	773,062
09/01/20	8.250%	150,000	147,750
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,645,540
Nevada Power Co.
05/15/18	6.500%	2,746,000	3,379,887
08/01/18	6.500%	2,545,000	3,151,582
05/15/41	5.450%	6,240,000	7,614,360
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	1,075,000	1,222,816
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	635,000	696,509
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/40	5.250%	7,602,000	7,844,314
Oncor Electric Delivery Co. LLC (b)
Senior Secured
06/01/42	5.300%	1,250,000	1,324,525
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	1,110,000	1,343,583
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	381,000	441,041
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	510,000	569,857

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	$3,604,000	$4,356,335
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	4,020,000	4,996,241
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	1,920,000	2,006,129
UIL Holdings Corp. Senior Unsecured
10/01/20	4.625%	300,000	318,382
Virginia Electric and Power Co. Senior Unsecured
06/30/19	5.000%	1,280,000	1,524,521
Total			89,004,813
Entertainment 0.2%
AMC Entertainment, Inc.
06/01/19	8.750%	331,000	354,170
12/01/20	9.750%	23,000	24,725
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp.
08/01/18	9.125%	400,000	443,000
Cinemark U.S.A., Inc.
06/15/19	8.625%	400,000	435,000
Cinemark U.S.A., Inc
06/15/21	7.375%	41,000	43,870
Speedway Motorsports, Inc.
02/01/19	6.750%	41,000	42,128
Time Warner, Inc.
03/29/41	6.250%	3,651,000	4,326,497
Vail Resorts, Inc.
05/01/19	6.500%	281,000	294,347
Viacom, Inc. Senior Unsecured
04/01/17	3.500%	1,500,000	1,613,652
Total			7,577,389
Environmental 0.1%
Republic Services, Inc.
03/01/40	6.200%	2,000,000	2,389,470
Food and Beverage 1.3%
ARAMARK Corp.
02/01/15	8.500%	950,000	972,572
ARAMARK Holdings Corp. Senior Unsecured PIK (b)
05/01/16	8.625%	273,000	279,145

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage (continued)
Bottling Group LLC
04/01/16	5.500%	$3,210,000	$3,737,185
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	4,127,000	4,394,248
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	2,310,000	2,890,314
Dean Foods Co.
12/15/18	9.750%	875,000	961,953
Del Monte Corp.
02/15/19	7.625%	1,072,000	1,039,840
Diageo Capital PLC
01/15/14	7.375%	1,000,000	1,103,219
General Mills, Inc. Senior Unsecured
12/15/21	3.150%	4,370,000	4,476,283
Grupo Bimbo SAB de CV (b)
01/25/22	4.500%	400,000	419,768
HJ Heinz Co.
Senior Unsecured
03/01/17	1.500%	4,605,000	4,611,272
09/12/21	3.125%	610,000	635,702
03/01/22	2.850%	2,795,000	2,815,859
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	115,000	129,588
Kellogg Co.
Senior Unsecured
03/06/13	4.250%	1,100,000	1,130,390
05/17/17	1.750%	720,000	718,639
Kraft Foods Group, Inc. (b)(d)
06/04/15	1.625%	1,000,000	1,012,445
06/06/22	3.500%	4,000,000	4,088,240
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	5,000,000	5,958,900
Michael Foods Group, Inc.
07/15/18	9.750%	875,000	947,187
PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	2,000,000	2,277,110
Pernod-Ricard SA Senior Unsecured (b)
07/15/22	4.250%	3,300,000	3,359,677
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	73,000	74,460
Ralcorp Holdings, Inc. Senior Secured
08/15/39	6.625%	1,000,000	1,046,336

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage (continued)
Smithfield Foods, Inc. Senior Unsecured
07/01/17	7.750%	$625,000	$690,625
U.S. Foods, Inc. Senior Unsecured (b)
06/30/19	8.500%	825,000	831,188
Virgolino de Oliveira Finance Ltd. (b)
02/09/22	11.750%	3,000,000	2,370,000
Total			52,972,145
Gaming 0.2%
Affinity Gaming LLC/Finance Corp. (b)
05/15/18	9.000%	450,000	450,000
American Casino & Entertainment Properties LLC/Finance Corp. Senior Secured
06/15/14	11.000%	425,000	444,125
Ameristar Casinos, Inc.
04/15/21	7.500%	300,000	311,250
Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	228,000	180,120
Senior Secured
06/01/17	11.250%	331,000	351,688
Caesars Entertainment Operating Co., Inc. (b)
Senior Secured
02/15/20	8.500%	1,686,000	1,679,677
Chester Downs & Marina LLC Senior Secured (b)
02/01/20	9.250%	175,000	180,250
MGM Resorts International
03/01/18	11.375%	386,000	444,865
Senior Secured
03/15/20	9.000%	360,000	394,200
MGM Resorts International (b)
02/01/19	8.625%	1,200,000	1,269,000
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	25,000	27,563
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	294,000	328,545
Rivers Pittsburgh Borrower LP/Finance Corp. Senior Secured (b)(d)
06/15/19	9.500%	150,000	153,375
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	406,000	436,450
Senior Secured
10/01/20	6.535%	314,000	314,728
Seneca Gaming Corp. (b)
12/01/18	8.250%	433,000	438,954

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
Sugarhouse HSP Gaming Prop Mezz LP/Finance Corp. Secured (b)
04/15/16	8.625%	$375,000	$395,625
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	99,000	95,535
Total			7,895,950
Gas Distributors 0.1%
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	875,000	943,906
Inergy LP/Finance Corp.
08/01/21	6.875%	475,000	475,000
Sempra Energy Senior Unsecured
06/01/16	6.500%	4,065,000	4,836,932
Total			6,255,838
Gas Pipelines 2.0%
Chesapeake Midstream Partners LP/CHKM Finance Corp.
07/15/22	6.125%	325,000	308,750
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	7,141,000	8,301,948
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	500,000	512,500
Crosstex Energy LP/Finance Corp.
02/15/18	8.875%	625,000	656,250
El Paso LLC
Senior Unsecured
06/01/18	7.250%	28,000	31,500
09/15/20	6.500%	1,593,000	1,744,335
01/15/32	7.750%	175,000	199,735
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	6,104,000	6,535,498
Enterprise Products Operating LLC
01/31/14	9.750%	5,820,000	6,604,216
02/01/41	5.950%	4,073,000	4,681,156
02/15/42	5.700%	1,340,000	1,491,571
Holly Energy Partners LP/Finance Corp. (b)
03/01/20	6.500%	325,000	323,375
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/22	3.950%	7,750,000	7,826,578
09/01/39	6.500%	1,287,000	1,476,089
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	308,000	315,700
NiSource Finance Corp.
09/15/20	5.450%	1,664,000	1,891,507

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	$1,847,000	$2,173,649
04/15/17	5.950%	3,145,000	3,691,880
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	1,675,000	1,877,089
01/15/37	6.650%	1,070,000	1,306,644
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	90,000	98,550
07/15/21	6.500%	554,000	570,620
Southern Natural Gas Co LLC./Issuing Corp. Senior Unsecured
06/15/21	4.400%	3,430,000	3,680,431
Southern Natural Gas Co. LLC
Senior Unsecured
02/15/31	7.350%	910,000	1,121,201
03/01/32	8.000%	135,000	181,961
Southern Natural Gas Co. LLC (b)
Senior Unsecured
04/01/17	5.900%	3,355,000	3,866,748
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	870,000	883,050
Targa Resources Partners LP/Finance Corp. (b)
08/01/22	6.375%	325,000	323,375
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	7,323,000	7,520,721
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	6,604,000	7,713,188
Williams Companies, Inc. (The) Senior Unsecured
09/01/21	7.875%	75,000	97,392
Williams Partners LP
Senior Unsecured
11/15/20	4.125%	2,000,000	2,108,634
04/15/40	6.300%	2,250,000	2,680,540
Total			82,796,381
Health Care 1.2%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	49,000	50,960
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	256,000	268,800
Bausch & Lomb, Inc. Senior Unsecured
11/01/15	9.875%	500,000	523,750
Biomet, Inc.
10/15/17	10.000%	266,000	282,957
10/15/17	11.625%	1,200,000	1,272,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Boston Scientific Corp. Senior Unsecured
01/15/15	4.500%	$1,125,000	$1,205,071
CHS/Community Health Systems, Inc.
11/15/19	8.000%	516,000	526,965
CRC Health Corp.
02/01/16	10.750%	350,000	301,000
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	433,000	426,505
DJO Finance LLC/Corp.
04/15/18	7.750%	650,000	524,875
Emdeon, Inc. (b)
12/31/19	11.000%	803,000	891,330
Emergency Medical Services Corp.
06/01/19	8.125%	900,000	918,000
Express Scripts Holding Co. (b)
02/15/17	2.650%	6,460,000	6,577,275
02/15/22	3.900%	7,055,000	7,320,303
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	87,000	86,348
01/31/22	5.875%	112,000	111,440
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	215,000	224,138
02/15/21	5.750%	234,000	231,075
Gilead Sciences, Inc. Senior Unsecured
04/01/21	4.500%	1,500,000	1,662,172
HCA Holdings, Inc. Senior Unsecured
05/15/21	7.750%	1,180,000	1,212,450
HCA, Inc.
02/15/22	7.500%	2,868,000	3,006,022
Senior Secured
02/15/20	6.500%	148,000	156,325
02/15/20	7.875%	5,450,000	5,981,375
09/15/20	7.250%	784,000	854,560
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	293,000	298,127
Health Management Associates, Inc. Senior Unsecured (b)
01/15/20	7.375%	186,000	190,650
Healthsouth Corp.
02/15/20	8.125%	331,000	354,170
09/15/22	7.750%	23,000	24,150
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	882,000	829,080
Kinetic Concepts, Inc./KCI U.S.A., Inc. (b)
11/01/18	10.500%	239,000	241,390
11/01/19	12.500%	198,000	176,715
Multiplan, Inc. (b)
09/01/18	9.875%	1,377,000	1,459,620

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Omnicare, Inc.
06/01/20	7.750%	$525,000	$574,875
PSS World Medical, Inc. (b)
03/01/22	6.375%	42,000	42,420
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	293,000	310,580
Physiotherapy Associates Holdings, Inc. Senior Unsecured (b)
05/01/19	11.875%	330,000	330,825
Quest Diagnostic, Inc.
01/30/20	4.750%	1,600,000	1,783,186
Radnet Management, Inc.
04/01/18	10.375%	101,000	99,990
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	130,000	123,500
STHI Holding Corp. Secured (b)
03/15/18	8.000%	273,000	286,650
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	5,000,000	5,562,500
United Surgical Partners International, Inc. Senior Unsecured (b)
04/01/20	9.000%	548,000	568,550
Universal Hospital Services, Inc. Secured
06/01/15	8.500%	625,000	636,719
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,436,000	1,407,280
02/01/19	7.750%	132,000	129,360
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/19	7.750%	97,000	94,090
Wolverine Healthcare Analytics Senior Unsecured (b)(d)
06/01/20	10.625%	402,000	404,010
Total			50,544,133
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	131,000	140,170
UnitedHealth Group, Inc.
Senior Unsecured
11/15/17	6.000%	2,383,000	2,910,892
02/15/18	6.000%	1,182,000	1,438,786
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	1,000,000	1,260,982
Total			5,750,830

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Home Construction —%
KB Home
03/15/20	8.000%	$108,000	$104,490
Meritage Homes Corp. (b)
04/01/22	7.000%	120,000	121,800
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	192,000	200,160
Taylor Morrison Communities, Inc./Monarch (b)
04/15/20	7.750%	255,000	262,650
Total			689,100
Independent Energy 0.9%
ATP Oil & Gas Corp. Secured
05/01/15	11.875%	350,000	186,375
Anadarko Petroleum Corp.
03/15/40	6.200%	2,685,000	3,073,981
Antero Resources Finance Corp.
12/01/17	9.375%	13,000	14,040
Antero Resources Finance Corp. (b)
08/01/19	7.250%	57,000	57,713
Apache Corp. Senior Unsecured
09/01/40	5.100%	1,000,000	1,141,752
Berry Petroleum Co.
Senior Unsecured
11/01/20	6.750%	105,000	108,675
09/15/22	6.375%	325,000	331,500
Canadian Natural Resources Ltd. Senior Unsecured
12/01/14	4.900%	2,000,000	2,188,878
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	662,000	691,790
Chaparral Energy, Inc.
10/01/20	9.875%	730,000	812,125
09/01/21	8.250%	248,000	262,880
Chaparral Energy, Inc. (b)
11/15/22	7.625%	281,000	287,322
Chesapeake Energy Corp.
03/15/19	6.775%	925,000	881,062
08/15/20	6.625%	756,000	718,200
11/15/20	6.875%	260,000	246,350
02/15/21	6.125%	430,000	404,200
Cimarex Energy Co.
05/01/22	5.875%	334,000	342,350
Comstock Resources, Inc. (d)
06/15/20	9.500%	472,000	449,835
Concho Resources, Inc.
01/15/21	7.000%	1,149,000	1,232,302
01/15/22	6.500%	92,000	96,140
Continental Resources, Inc.
10/01/19	8.250%	6,000	6,660

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
10/01/20	7.375%	$36,000	$39,600
04/01/21	7.125%	301,000	331,100
Continental Resources, Inc. (b)
09/15/22	5.000%	535,000	529,650
Denbury Resources, Inc.
03/01/16	9.750%	166,000	180,525
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	980,000	1,207,617
EnCana Corp. Senior Unsecured
11/15/21	3.900%	1,210,000	1,206,191
Energy XXI Gulf Coast, Inc.
12/15/17	9.250%	475,000	510,625
Everest Acquisition LLC/Finance, Inc. (b)
Senior Secured
05/01/19	6.875%	271,000	277,775
Senior Unsecured
05/01/20	9.375%	1,141,000	1,169,525
Goodrich Petroleum Corp.
03/15/19	8.875%	189,000	179,550
Hilcorp Energy I LP/Finance Co. Senior Notes (b)
02/15/20	8.000%	447,000	476,055
Kodiak Oil & Gas Corp. (b)
12/01/19	8.125%	832,000	856,960
Laredo Petroleum, Inc.
02/15/19	9.500%	493,000	547,230
Laredo Petroleum, Inc. (b)
05/01/22	7.375%	209,000	211,090
Linn Energy LLC/Finance Corp.
02/01/21	7.750%	500,000	511,250
MEG Energy Corp. (b)
03/15/21	6.500%	512,000	522,240
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	2,145,000	2,356,568
07/30/39	7.500%	3,100,000	3,787,881
Oasis Petroleum, Inc.
02/01/19	7.250%	331,000	340,930
11/01/21	6.500%	1,048,000	1,048,000
Plains Exploration & Production Co.
06/15/19	6.125%	625,000	606,250
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	160,000	173,200
10/01/22	5.375%	280,000	274,400
Range Resources Corp.
05/01/18	7.250%	3,000	3,158
05/15/19	8.000%	246,000	268,140
06/01/21	5.750%	168,000	173,040
08/15/22	5.000%	54,000	51,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
SM Energy Co. Senior Unsecured
11/15/21	6.500%	$115,000	$117,588
SandRidge Energy, Inc. (b)
10/15/22	8.125%	650,000	640,250
Talisman Energy, Inc. Senior Unsecured
05/15/42	5.500%	540,000	553,890
Vanguard Natural Resources LLC/Finance Corp.
04/01/20	7.875%	450,000	444,375
Whiting Petroleum Corp.
10/01/18	6.500%	13,000	13,585
Woodside Finance Ltd. (b)
05/10/21	4.600%	1,149,000	1,239,704
XTO Energy, Inc. Senior Unsecured
06/15/38	6.375%	2,000,000	3,014,516
Total			37,398,428
Integrated Energy 0.6%
BP Capital Markets PLC
03/11/21	4.742%	3,500,000	3,981,243
Conoco Funding Co.
10/15/31	7.250%	3,000,000	4,337,565
Hess Corp.
Senior Unsecured
08/15/31	7.300%	1,431,000	1,820,126
02/15/41	5.600%	2,000,000	2,107,817
Husky Energy, Inc. Senior Unsecured
04/15/22	3.950%	3,000,000	3,098,907
Lukoil International Finance BV
11/09/20	6.125%	250,000	258,555
Lukoil International Finance BV (b)
11/09/20	6.125%	211,000	217,826
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	4,325,000	4,796,278
Pacific Rubiales Energy Corp. (b)
12/12/21	7.250%	200,000	214,000
Shell International Finance BV
03/25/40	5.500%	2,583,000	3,318,478
TNK-BP Finance SA
02/02/20	7.250%	150,000	166,659
Total			24,317,454
Life Insurance 1.6%
AXA SA Subordinated Notes
12/15/30	8.600%	1,000,000	1,083,135

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance (continued)
Aflac, Inc. Senior Unsecured
12/17/39	6.900%	$1,000,000	$1,230,857
ING Groep NV (c)
12/29/49	5.775%	5,530,000	4,617,550
Lincoln National Corp.
Senior Unsecured
06/15/40	7.000%	2,610,000	3,116,520
Lincoln National Corp. (c)
05/17/66	7.000%	2,350,000	2,197,250
04/20/67	6.050%	2,195,000	1,986,475
Massachusetts Mutual Life Insurance Co. Subordinated Notes (b)
06/01/39	8.875%	5,500,000	8,076,954
MetLife Capital Trust X (b)
04/08/38	9.250%	6,999,000	8,328,810
MetLife, Inc.
08/01/39	10.750%	5,347,000	7,325,390
Senior Unsecured
08/15/18	6.817%	3,000,000	3,638,979
Metropolitan Life Global Funding I Senior Secured (b)
04/11/22	3.875%	4,000,000	4,164,576
Nationwide Mutual Insurance Co. Subordinated Notes (b)
08/15/39	9.375%	1,700,000	2,234,534
Northwestern Mutual Life Insurance Co. (The) Subordinated Notes (b)
03/30/40	6.063%	2,800,000	3,507,490
Prudential Financial, Inc.
Senior Unsecured
09/17/15	4.750%	6,000,000	6,491,604
12/01/17	6.000%	242,000	278,886
Prudential Financial, Inc. (c)
06/15/38	8.875%	7,024,000	8,358,560
Total			66,637,570
Lodging 0.1%
Host Hotels & Resorts LP Senior Unsecured (b)
10/01/21	6.000%	600,000	640,500
Marriott International, Inc. Senior Unsecured
03/01/19	3.000%	1,700,000	1,731,176
Total			2,371,676
Media Cable 1.0%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	6,170,000	6,493,925
04/30/20	8.125%	128,000	141,120
01/31/22	6.625%	588,000	601,965

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Cable (continued)
COX Communications, Inc. Senior Unsecured
06/01/13	4.625%	$2,540,000	$2,631,707
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	258,000	279,930
02/15/19	8.625%	44,000	49,060
CSC Holdings LLC (b)
Senior Unsecured
11/15/21	6.750%	64,000	64,800
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	184,000	191,820
Comcast Corp.
01/15/17	6.500%	4,700,000	5,588,267
Crown Media Holdings, Inc.
07/15/19	10.500%	600,000	649,500
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	4,005,000	4,168,977
03/01/16	3.500%	4,965,000	5,235,578
03/15/17	2.400%	4,385,000	4,396,739
03/01/21	5.000%	1,291,000	1,416,281
03/01/41	6.375%	1,500,000	1,717,654
DISH DBS Corp.
09/01/19	7.875%	334,000	371,575
06/01/21	6.750%	897,000	926,152
DISH DBS Corp. (b)
07/15/17	4.625%	200,000	194,000
07/15/22	5.875%	350,000	339,500
Quebecor Media, Inc. Senior Unsecured
03/15/16	7.750%	302,000	310,305
Time Warner Cable, Inc.
05/01/17	5.850%	1,220,000	1,418,567
04/01/19	8.250%	3,000,000	3,915,285
UPCB Finance V Ltd. Senior Secured (b)
11/15/21	7.250%	156,000	160,704
UPCB Finance VI Ltd. Senior Secured (b)
01/15/22	6.875%	185,000	182,280
Videotron Ltee
04/15/18	9.125%	216,000	235,980
Videotron Ltee (b)
07/15/22	5.000%	107,000	104,325
Virgin Media Finance PLC
08/15/16	9.500%	275,000	304,563
Total			42,090,559
Media Non-Cable 0.8%
AMC Networks, Inc. (b)
07/15/21	7.750%	929,000	1,031,190

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	$725,000	$623,500
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	389,000	418,175
Clear Channel Worldwide Holdings, Inc. (b)
03/15/20	7.625%	100,000	94,000
03/15/20	7.625%	1,417,000	1,353,235
Cumulus Media Holdings, Inc.
05/01/19	7.750%	550,000	500,500
Discovery Communications LLC
06/01/20	5.050%	2,000,000	2,280,180
Entercom Radio LLC
12/01/19	10.500%	475,000	513,000
Entravision Communications Corp. Senior Secured
08/01/17	8.750%	474,000	495,330
Grupo Televisa SAB
Senior Unsecured
03/18/25	6.625%	200,000	242,051
01/15/40	6.625%	200,000	239,278
Hughes Satellite Systems Corp.
06/15/21	7.625%	557,000	576,495
Senior Secured
06/15/19	6.500%	111,000	112,665
Intelsat Jackson Holdings SA
06/15/16	11.250%	566,000	590,763
Intelsat Jackson Holdings SA (b)
10/15/20	7.250%	1,627,000	1,614,798
Lamar Media Corp. (b)
02/01/22	5.875%	864,000	869,400
NBCUniversal Media LLC
Senior Unsecured
04/01/16	2.875%	1,760,000	1,842,188
04/30/20	5.150%	2,280,000	2,643,418
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	210,000	219,450
National CineMedia LLC (b)
Senior Secured
04/15/22	6.000%	249,000	248,378
News America, Inc.
08/15/20	5.650%	1,760,000	2,026,103
12/15/35	6.400%	2,190,000	2,490,227
02/15/41	6.150%	4,030,000	4,618,940
Nielsen Finance LLC/Co.
10/15/18	7.750%	1,249,000	1,342,675
Pearson Funding Two PLC (b)
05/17/16	4.000%	1,200,000	1,285,040
SSI Investments II Ltd./Co-Issuer LLC
06/01/18	11.125%	700,000	782,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
Salem Communications Corp. Secured
12/15/16	9.625%	$179,000	$196,005
Sinclair Television Group, Inc. Secured (b)
11/01/17	9.250%	394,000	433,400
Townsquare Radio LLC/Inc. (b)
04/01/19	9.000%	500,000	512,500
Univision Communications, Inc. (b)
05/15/21	8.500%	196,000	188,650
Senior Secured
05/15/19	6.875%	150,000	146,250
11/01/20	7.875%	487,000	497,958
XM Satellite Radio, Inc. (b)
11/01/18	7.625%	1,003,000	1,066,941
Total			32,094,933
Metals 1.0%
Alcoa, Inc. Senior Unsecured
04/15/21	5.400%	1,650,000	1,701,440
Allegheny Technologies, Inc. Senior Unsecured
06/01/19	9.375%	1,470,000	1,884,456
Alpha Natural Resources, Inc.
06/01/19	6.000%	359,000	322,202
06/01/21	6.250%	24,000	21,540
AngloGold Ashanti Holdings PLC
04/15/40	6.500%	1,010,000	1,020,712
ArcelorMittal
Senior Unsecured
08/05/20	5.250%	5,000,000	4,766,430
03/01/21	5.500%	1,220,000	1,161,773
10/15/39	7.000%	1,546,000	1,488,203
03/01/41	6.750%	3,350,000	3,126,595
Arch Coal, Inc. (b)
06/15/19	7.000%	100,000	85,750
06/15/21	7.250%	232,000	198,360
Barrick Gold Corp. Senior Unsecured
04/01/19	6.950%	5,000,000	6,223,965
Bumi Investment Pte Ltd. Senior Secured
10/06/17	10.750%	350,000	344,750
CONSOL Energy, Inc.
04/01/20	8.250%	452,000	452,000
Calcipar SA Senior Secured (b)
05/01/18	6.875%	345,000	345,862
FMG Resources August 2006 Proprietary Ltd. (b)
02/01/16	6.375%	372,000	363,630
02/01/18	6.875%	141,000	138,533

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
11/01/19	8.250%	$677,000	$707,465
Senior Unsecured
04/01/22	6.875%	205,000	197,313
Gerdau Trade, Inc. (b)
01/30/21	5.750%	1,500,000	1,492,500
Hyundai Steel Co. Senior Unsecured (b)
04/21/16	4.625%	1,000,000	1,038,808
Inmet Mining Corp. Senior Notes (b)
06/01/20	8.750%	623,000	607,425
JMC Steel Group Senior Notes (b)
03/15/18	8.250%	446,000	450,460
Newmont Mining Corp.
10/01/19	5.125%	2,000,000	2,284,504
Novelis, Inc.
12/15/17	8.375%	142,000	149,810
12/15/20	8.750%	33,000	34,898
Nucor Corp. Senior Unsecured
06/01/18	5.850%	730,000	889,265
PT Berau Coal Energy Tbk (b)
03/13/17	7.250%	3,000,000	2,865,000
Peabody Energy Corp. (b)
11/15/18	6.000%	185,000	184,538
11/15/21	6.250%	356,000	355,110
Penn Virginia Resource Partners LP/Finance Corp. II (b)
06/01/20	8.375%	550,000	550,000
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	500,000	523,750
Vale Overseas Ltd.
01/11/22	4.375%	150,000	149,936
11/21/36	6.875%	250,000	286,068
Volcan Cia Minera SAA Senior Unsecured (b)
02/02/22	5.375%	5,000,000	5,075,000
Total			41,488,051
Non-Captive Consumer 0.2%
American International Group, Inc. Senior Unsecured
12/15/20	6.400%	3,000,000	3,366,084
Discover Financial Services (b)
04/27/22	5.200%	1,192,000	1,264,700
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	3,300,000	3,036,000
SLM Corp.
Senior Notes
01/25/16	6.250%	246,000	249,075
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Consumer (continued)
03/25/20	8.000%	$427,000	$437,044
01/25/22	7.250%	222,000	217,290
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	581,000	456,085
Total			9,026,278
Non-Captive Diversified 1.1%
Ally Financial, Inc.
02/12/15	8.300%	1,775,000	1,899,250
12/01/17	6.250%	325,000	333,463
03/15/20	8.000%	2,050,000	2,311,375
09/15/20	7.500%	181,000	198,648
CIT Group, Inc.
Senior Unsecured
05/15/17	5.000%	2,000,000	1,965,000
03/15/18	5.250%	2,115,000	2,083,275
05/15/20	5.375%	230,000	220,800
CIT Group, Inc. (b)
05/02/17	7.000%	1,604,197	1,602,192
Senior Secured
04/01/18	6.625%	118,000	122,425
Senior Unsecured
02/15/19	5.500%	736,000	717,600
Ford Motor Credit Co. LLC Senior Unsecured
12/15/16	8.000%	2,275,000	2,749,417
General Electric Capital Corp.
Senior Unsecured
05/01/13	4.800%	15,000,000	15,545,325
01/08/20	5.500%	5,000,000	5,721,878
01/14/38	5.875%	6,500,000	7,390,662
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	1,775,000	1,970,250
09/01/17	8.875%	128,000	143,360
05/15/19	6.250%	691,000	691,000
12/15/20	8.250%	938,000	1,045,870
TransUnion Holding Co., Inc. Senior Unsecured PIK (b)
06/15/18	9.625%	550,000	576,125
Total			47,287,915
Oil Field Services 0.3%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	754,000	780,390
Basic Energy Services, Inc.
04/15/16	7.125%	625,000	612,500
Cie Generale de Geophysique - Veritas
06/01/21	6.500%	450,000	441,000
Forbes Energy Services Ltd.
06/15/19	9.000%	400,000	371,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Oil Field Services (continued)
Green Field Energy Services, Inc. Senior Secured (b)
11/15/16	13.000%	$327,000	$320,460
Key Energy Services, Inc. (b)
03/01/21	6.750%	325,000	324,594
Nabors Industries, Inc.
09/15/21	4.625%	2,000,000	2,083,376
Noble Holding International Ltd.
08/01/20	4.900%	1,400,000	1,546,318
Offshore Group Investments Ltd.
Senior Secured
08/01/15	11.500%	536,000	570,840
Offshore Group Investments Ltd. (b)
Senior Secured
08/01/15	11.500%	458,000	487,770
Oil States International, Inc.
06/01/19	6.500%	187,000	193,078
PHI, Inc.
10/15/18	8.625%	475,000	486,875
SESI LLC
05/01/19	6.375%	250,000	262,500
SESI LLC (b)
12/15/21	7.125%	150,000	163,500
Weatherford International Ltd.
03/15/18	6.000%	1,000,000	1,143,744
03/15/38	7.000%	2,435,000	2,820,570
03/01/39	9.875%	940,000	1,340,120
Total			13,948,635
Other Financial Institutions —%
NASDAQ OMX Group, Inc. (The) Senior Unsecured
01/15/20	5.550%	600,000	633,070
TD Ameritrade Holding Corp.
12/01/14	4.150%	1,000,000	1,057,799
Total			1,690,869
Other Industry 0.2%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	630,000	628,642
Cleaver-Brooks, Inc. Senior Secured (b)
05/01/16	12.250%	500,000	528,750
Interline Brands, Inc.
11/15/18	7.000%	234,000	241,020
Mueller Water Products, Inc.
06/01/17	7.375%	525,000	522,375
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	235,000	289,419
President and Fellows of Harvard College (b)
01/15/39	6.500%	3,755,000	5,729,829

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Industry (continued)
Rexel SA (b)
12/15/19	6.125%	$625,000	$621,875
Total			8,561,910
Packaging 0.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (b)
10/15/20	9.125%	172,000	177,160
Ardagh Packaging Finance PLC (b)
10/15/20	9.125%	600,000	624,000
Senior Secured
10/15/17	7.375%	320,000	340,800
BWAY Parent Co., Inc. Senior Unsecured
11/01/15	10.125%	342,671	340,958
Ball Corp.
09/01/19	7.375%	216,000	236,520
Berry Plastics Corp.
Secured
05/15/18	9.500%	300,000	307,500
01/15/21	9.750%	294,000	305,760
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	182,000	197,015
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	163,000	174,818
08/01/19	7.750%	275,000	308,000
Packaging Dynamics Corp. Senior Secured (b)
02/01/16	8.750%	425,000	446,250
Reynolds Group Issuer, Inc./LLC (b)
04/15/19	9.000%	157,000	150,720
02/15/21	8.500%	2,000,000	1,845,000
Senior Secured
10/15/16	7.750%	475,000	497,562
04/15/19	7.125%	195,000	200,362
08/15/19	7.875%	152,000	160,740
02/15/21	6.875%	697,000	707,455
Senior Unsecured
08/15/19	9.875%	442,000	440,895
08/15/19	9.875%	190,000	189,525
Sealed Air Corp. (b)
09/15/21	8.375%	700,000	770,000
Sonoco Products Co. Senior Unsecured
11/01/40	5.750%	1,000,000	1,131,732
Total			9,552,772
Paper 0.2%
Cascades, Inc.
12/15/17	7.750%	98,000	97,510
Graphic Packaging International, Inc.
06/15/17	9.500%	425,000	469,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Paper (continued)
International Paper Co. Senior Unsecured
08/15/21	7.500%	$3,000,000	$3,811,530
Longview Fibre Paper & Packaging, Inc. Senior Secured (b)
06/01/16	8.000%	325,000	322,563
Weyerhaeuser Co.
Senior Unsecured
10/01/19	7.375%	1,000,000	1,192,708
03/15/32	7.375%	1,630,000	1,842,925
Total			7,736,861
Pharmaceuticals 0.4%
Abbott Laboratories Senior Unsecured
11/30/12	5.150%	3,000,000	3,067,701
Endo Health Solutions, Inc.
01/15/22	7.250%	125,000	130,625
Grifols, Inc.
02/01/18	8.250%	868,000	923,335
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	2,918,000	3,663,963
Mylan, Inc. (b)
11/15/18	6.000%	282,000	291,165
Pfizer, Inc. Senior Unsecured
03/15/19	6.200%	3,000,000	3,786,144
Pharmaceutical Product Development, Inc. Senior Unsecured (b)
12/01/19	9.500%	680,000	724,200
Roche Holdings, Inc. (b)
03/01/19	6.000%	980,000	1,232,285
VWR Funding, Inc. (c)
07/15/15	10.250%	950,000	977,313
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	114,000	120,270
Total			14,917,001
Property & Casualty 0.9%
ACE INA Holdings, Inc.
02/15/17	5.700%	2,100,000	2,475,331
Allstate Corp. (The) Senior Unsecured
08/15/14	5.000%	1,000,000	1,085,088
Berkshire Hathaway Finance Corp.
08/15/13	5.000%	4,770,000	5,008,448
05/15/42	4.400%	4,000,000	4,021,844
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	102,000	109,757

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Property & Casualty (continued)
11/15/19	7.350%	$3,435,000	$4,053,114
Chubb Corp. (The) Senior Unsecured
05/15/18	5.750%	1,000,000	1,226,784
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	4,015,000	4,005,517
05/01/42	6.500%	2,085,000	2,121,736
Senior Unsecured
03/15/35	6.500%	1,890,000	2,002,173
Liberty Mutual Group, Inc. (b)(c)
06/15/58	10.750%	3,845,000	5,306,100
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	6,845,000	8,235,925
Total			39,651,817
Railroads 0.3%
BNSF Funding Trust I (c)
12/15/55	6.613%	2,072,000	2,165,240
CSX Corp.
Senior Unsecured
03/15/18	6.250%	2,155,000	2,597,450
05/30/42	4.750%	5,425,000	5,540,558
Canadian National Railway Co. Senior Unsecured
05/15/18	5.550%	1,000,000	1,201,126
Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	378,000	449,524
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	731,000	875,101
Total			12,828,999
Refining 0.1%
Phillips 66 (b)
04/01/22	4.300%	2,190,000	2,280,729
Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,646,462
Total			4,927,191
REITs 0.9%
AvalonBay Communities, Inc. Senior Unsecured
03/15/17	5.700%	500,000	580,168
Boston Properties LP
Senior Unsecured
05/15/21	4.125%	6,540,000	6,877,150
Boston Properties LP (d)
Senior Unsecured
02/01/23	3.850%	3,350,000	3,342,596
Brandywine Operating Partnership LP
05/15/15	7.500%	959,000	1,070,794

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
REITs (continued)
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	$1,146,000	$1,280,427
08/15/19	8.250%	4,217,000	5,229,131
Evergrande Real Estate Group Ltd.
01/27/15	13.000%	2,000,000	1,900,000
HCP, Inc. Senior Unsecured
06/15/14	6.000%	1,400,000	1,485,539
Health Care REIT, Inc. Senior Unsecured
09/15/17	4.700%	4,000,000	4,235,220
Simon Property Group LP Senior Unsecured
05/30/18	6.125%	3,500,000	4,164,881
Ventas Realty LP/Capital Corp.
04/30/19	4.000%	3,000,000	3,074,322
WEA Finance LLC/WT Aust Pty Ltd. (b)
06/02/14	7.500%	940,000	1,030,838
09/02/15	5.750%	1,462,000	1,597,022
Total			35,868,088
Restaurants 0.3%
DineEquity, Inc.
10/30/18	9.500%	950,000	1,031,937
McDonald’s Corp. Senior Unsecured
05/20/21	3.625%	8,230,000	9,136,362
Seminole Hard Rock Entertainment, Inc. Senior Secured (b)(c)
03/15/14	2.974%	550,000	528,000
Total			10,696,299
Retailers 0.7%
99 Cents Only Stores (b)
12/15/19	11.000%	128,000	136,640
Academy Ltd./Finance Corp. (b)
08/01/19	9.250%	425,000	448,375
AutoNation, Inc.
02/01/20	5.500%	110,000	110,825
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	2,078,000	1,932,538
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	353,000	364,472
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	4,573,000	5,395,280
Gymboree Corp.
12/01/18	9.125%	350,000	310,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	$1,300,000	$1,671,101
J Crew Group, Inc.
03/01/19	8.125%	83,000	83,311
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	1,103,000	1,078,182
Limited Brands, Inc.
04/01/21	6.625%	371,000	397,897
02/15/22	5.625%	635,000	639,762
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	6,640,000	7,337,605
01/15/42	5.125%	2,550,000	2,659,839
Michaels Stores, Inc.
11/01/18	7.750%	700,000	729,750
Petco Animal Supplies, Inc. (b)
12/01/18	9.250%	600,000	645,000
QVC, Inc. (b)
Senior Secured
10/01/19	7.500%	467,000	509,614
10/15/20	7.375%	176,000	191,840
Rite Aid Corp.
06/15/17	9.500%	265,000	254,400
Senior Secured
08/15/20	8.000%	525,000	574,219
Senior Unsecured
02/15/27	7.700%	237,000	193,155
Rite Aid Corp. (b)
03/15/20	9.250%	324,000	311,040
03/15/20	9.250%	198,000	189,585
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	335,000	338,769
Sally Holdings LLC/Capital, Inc. (b)
11/15/19	6.875%	730,000	775,625
Wal-Mart Stores, Inc. Senior Unsecured
04/15/38	6.200%	2,000,000	2,659,048
YCC Holdings LLC/Yankee Finance, Inc. Senior Unsecured
02/15/16	10.250%	325,000	325,813
Yankee Candle Co., Inc.
02/15/17	9.750%	625,000	640,625
Total			30,904,935
Supermarkets 0.3%
Kroger Co. (The)
12/15/18	6.800%	8,214,000	10,139,600
Senior Unsecured
01/15/17	2.200%	475,000	482,522
Total			10,622,122

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology 1.3%
Adobe Systems, Inc. Senior Unsecured
02/01/15	3.250%	$2,000,000	$2,107,848
Advanced Micro Devices, Inc. Senior Unsecured
12/15/17	8.125%	475,000	509,438
Allen Systems Group, Inc. Secured (b)
11/15/16	10.500%	525,000	425,250
Alliance Data Systems Corp. (b)
04/01/20	6.375%	137,000	136,315
Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%	564,000	564,000
Anixter, Inc.
05/01/19	5.625%	701,000	713,267
Aspect Software, Inc. Secured
05/15/17	10.625%	475,000	498,750
Audatex North America, Inc. (b)
06/15/18	6.750%	625,000	643,750
BMC Software, Inc. Senior Unsecured
02/15/22	4.250%	1,700,000	1,739,284
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	115,000	119,888
01/15/20	6.875%	188,000	204,920
CDW LLC/Finance Corp.
04/01/19	8.500%	1,266,000	1,300,815
Senior Secured
12/15/18	8.000%	462,000	489,720
CDW LLC/Finance Corp. (b)
04/01/19	8.500%	233,000	239,116
Cardtronics, Inc.
09/01/18	8.250%	337,000	371,543
Cisco Systems, Inc. Senior Unsecured
02/22/16	5.500%	5,000,000	5,806,285
CommScope, Inc. (b)
01/15/19	8.250%	792,000	814,770
Compucom Systems, Inc. Senior Subordinated Notes (b)
10/01/15	12.500%	475,000	495,188
CoreLogic, Inc. (b)
06/01/21	7.250%	650,000	676,812
Corning, Inc. Senior Unsecured
03/15/42	4.750%	600,000	615,733

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Epicor Software Corp.
05/01/19	8.625%	$625,000	$626,562
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	327,000	349,890
First Data Corp.
01/15/21	12.625%	661,000	622,993
First Data Corp. (b)
Secured
01/15/22	8.750%	1,075,000	1,040,062
Senior Secured
06/15/19	7.375%	405,000	405,000
08/15/20	8.875%	478,000	510,265
Freescale Semiconductor, Inc.
08/01/20	10.750%	489,000	523,230
Freescale Semiconductor, Inc. (b)
Senior Secured
04/15/18	9.250%	618,000	650,445
GXS Worldwide, Inc. Senior Secured
06/15/15	9.750%	475,000	460,750
Hewlett-Packard Co.
Senior Unsecured
06/02/14	4.750%	1,800,000	1,905,025
09/15/17	2.600%	4,800,000	4,736,827
12/09/21	4.650%	1,870,000	1,938,386
09/15/41	6.000%	1,563,000	1,700,752
International Business Machines Corp. Senior Unsecured
09/14/17	5.700%	2,950,000	3,547,817
Iron Mountain, Inc.
10/01/19	7.750%	425,000	452,625
KLA-Tencor Corp. Senior Unsecured
05/01/18	6.900%	1,450,000	1,744,341
Kemet Corp. Senior Secured
05/01/18	10.500%	600,000	625,500
Lawson Software, Inc. Senior Notes (b)
07/15/18	11.500%	925,000	1,015,187
Lender Processing Services, Inc,
07/01/16	8.125%	625,000	650,000
NXP BV/Funding LLC Senior Secured (b)
08/01/18	9.750%	457,000	518,695
Oracle Corp. Senior Unsecured
01/15/16	5.250%	1,000,000	1,153,435
Seagate Technology HDD Holdings
10/01/16	6.800%	700,000	771,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Sitel LLC/Finance Corp.
04/01/18	11.500%	$450,000	$315,000
Sophia LP/Finance, Inc. (b)
01/15/19	9.750%	600,000	624,000
Spansion LLC
11/15/17	7.875%	525,000	504,000
Stream Global Services, Inc. Senior Secured
10/01/14	11.250%	375,000	387,188
SunGard Data Systems, Inc.
08/15/15	10.250%	625,000	642,187
Syniverse Holdings, Inc.
01/15/19	9.125%	575,000	616,688
Telefonaktiebolaget LM Ericsson Senior Unsecured
05/15/22	4.125%	1,770,000	1,790,648
Tyco Electronics Group SA
01/15/14	5.950%	1,000,000	1,072,284
Viasystems, Inc. Senior Secured (b)
05/01/19	7.875%	500,000	488,750
Xerox Corp. Senior Unsecured
03/15/17	2.950%	3,000,000	3,023,934
iGATE Corp.
05/01/16	9.000%	425,000	450,500
Total			54,337,408
Tobacco 0.1%
Altria Group, Inc.
08/06/19	9.250%	2,000,000	2,747,916
Philip Morris International, Inc. Senior Unsecured
05/16/18	5.650%	2,000,000	2,408,624
Total			5,156,540
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	262,000	271,170
03/15/20	9.750%	277,000	303,315
ERAC U.S.A. Finance LLC (b)
01/10/14	2.250%	1,800,000	1,812,229
10/15/37	7.000%	2,438,000	2,966,546
ERAC USA Finance LLC (b)
03/15/17	2.750%	800,000	812,552
Hertz Corp. (The)
10/15/18	7.500%	383,000	398,799
04/15/19	6.750%	500,000	511,250
01/15/21	7.375%	104,000	109,070

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Transportation Services (continued)
Penske Truck Leasing Co. LP/Finance Corp. (b)
05/11/17	3.750%	$2,250,000	$2,273,207
Total			9,458,138
Wireless 0.6%
America Movil SAB de CV
01/15/15	5.750%	800,000	887,795
10/16/19	5.000%	400,000	448,840
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (b)
05/01/17	7.750%	334,000	359,050
Cricket Communications, Inc.
10/15/20	7.750%	219,000	200,385
Senior Secured
05/15/16	7.750%	381,000	401,955
Digicel Group Ltd. Senior Unsecured (b)
01/15/15	9.125%	950,000	935,750
Digicel Ltd. Senior Unsecured (b)
09/01/17	8.250%	300,000	301,500
MetroPCS Wireless, Inc.
09/01/18	7.875%	293,000	297,395
11/15/20	6.625%	888,000	859,140
NII Capital Corp.
04/01/21	7.625%	176,000	148,280
New Cingular Wireless Services, Inc. Senior Unsecured
03/01/31	8.750%	2,000,000	3,079,406
Nextel Communications, Inc.
08/01/15	7.375%	322,000	314,755
Rogers Communications, Inc.
08/15/18	6.800%	1,200,000	1,481,811
SBA Telecommunications, Inc.
08/15/16	8.000%	202,000	215,635
08/15/19	8.250%	247,000	267,995
Sprint Capital Corp.
05/01/19	6.900%	1,500,000	1,305,000
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	556,000	533,760
Sprint Nextel Corp. (b)
11/15/18	9.000%	1,164,000	1,257,120
03/01/20	7.000%	797,000	802,977
Senior Unsecured
03/01/17	9.125%	15,000	14,888
11/15/21	11.500%	193,000	203,615
Telemovil Finance Co., Ltd.
10/01/17	8.000%	250,000	252,500
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	4,179,000	4,391,139

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
VimpelCom Holdings BV
03/01/22	7.504%	$2,720,000	$2,466,659
Vodafone Group PLC Senior Unsecured
02/27/17	5.625%	1,000,000	1,169,119
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%	734,000	631,240
Total			23,227,709
Wirelines 1.5%
AT&T, Inc.
Senior Unsecured
09/15/14	5.100%	2,500,000	2,732,245
02/15/39	6.550%	6,608,000	8,435,522
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	7,667,000	7,942,429
03/15/42	7.650%	90,000	85,771
Deutsche Telekom International Finance BV
07/08/14	4.875%	2,000,000	2,131,364
Embarq Corp. Senior Unsecured
06/01/36	7.995%	5,005,000	5,128,223
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	152,000	163,780
04/15/20	8.500%	107,000	107,268
04/15/22	8.750%	121,000	121,908
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750%	215,000	206,400
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	315,000	337,837
Level 3 Financing, Inc.
02/15/17	8.750%	137,000	141,453
02/01/18	10.000%	123,000	132,533
04/01/19	9.375%	358,000	380,375
07/01/19	8.125%	912,000	912,000
PAETEC Holding Corp.
12/01/18	9.875%	388,000	425,830
Senior Secured
06/30/17	8.875%	250,000	268,750
Qwest Communications International, Inc.
04/01/18	7.125%	594,000	627,522
Telecom Italia Capital SA
09/30/14	4.950%	5,079,000	4,952,025
10/01/15	5.250%	855,000	829,350
07/18/36	7.200%	9,213,000	7,877,115
Telefonica Emisiones SAU
02/04/13	5.855%	2,000,000	2,008,822
01/15/15	4.949%	1,455,000	1,404,833
06/20/16	6.421%	1,000,000	982,623

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
07/03/17	6.221%	$1,240,000	$1,195,645
04/27/20	5.134%	1,960,000	1,732,177
02/16/21	5.462%	1,500,000	1,344,078
Verizon Communications, Inc. Senior Unsecured
04/15/18	6.100%	4,000,000	4,860,676
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	3,338,000	4,182,571
Windstream Corp.
11/01/17	7.875%	275,000	292,875
09/01/18	8.125%	425,000	440,937
tw telecom holdings, inc.
03/01/18	8.000%	249,000	270,165
Total			62,655,102
Total Corporate Bonds & Notes (Cost: $1,369,035,681)			$1,365,939,403

Residential Mortgage-Backed Securities - Agency 11.3%
Federal Home Loan Mortgage Corp. (c)(e)
CMO Series 3085 Class FV
08/15/35	0.939%	10,311,496	10,374,200
Federal Home Loan Mortgage Corp. (c)(e)(f)
CMO IO Series 3404 Class AS
01/15/38	5.656%	19,639,884	2,746,551
CMO IO Series 3517 Class JI
12/15/12	0.021%	1,738,683	901
Federal Home Loan Mortgage Corp. (d)(e)
06/01/27	2.500%	10,000,000	10,285,938
06/01/42	3.500%	70,000,000	73,314,066
Federal Home Loan Mortgage Corp. (e)
07/01/25	4.000%	956,071	1,009,010
06/01/40- 06/01/41	4.500%	14,493,066	15,675,236
01/01/39- 10/01/41	5.000%	21,751,035	23,635,723
04/01/33- 06/01/33	5.500%	2,352,170	2,603,641
10/01/31- 07/01/37	6.000%	3,208,434	3,604,048
10/01/28- 07/01/32	7.000%	908,444	1,076,320
01/01/17- 02/01/25	8.000%	79,768	95,972
03/01/17- 08/01/22	8.500%	36,114	41,964
04/01/21	9.000%	5,162	5,857
Series 204048 Class AZ
03/15/42	4.000%	4,100,000	4,094,875
Federal Home Loan Mortgage Corp. (e)(f)
CMO IO Series 3430 Class IA
07/15/12	0.818%	4,359,163	83

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Federal National Mortgage Association (c)(e)
CMO Series 2003-134 Class FC
12/25/32	0.839%	$11,316,591	$11,401,121
CMO Series 2003-90 Class SL
03/25/31	16.085%	2,583,585	2,806,746
CMO Series 2007-W7 Class 1A4
07/25/37	37.748%	1,481,825	2,632,389
Federal National Mortgage Association (c)(e)(f)
CMO IO Series 2008-40 Class AI
08/25/12	1.200%	7,123,866	13,791
Federal National Mortgage Association (d)(e)
06/01/27	3.000%	58,000,000	60,700,625
06/01/42	3.500%	23,000,000	24,139,218
Federal National Mortgage Association (e)
03/01/41	3.500%	2,131,626	2,239,517
09/01/40-10/01/41	4.000%	69,195,933	74,427,532
10/01/40-07/01/41	4.500%	30,106,169	32,507,602
04/01/29-05/01/41	5.000%	23,931,740	26,114,582
12/01/28-04/01/36	5.500%	14,141,715	15,589,668
05/01/24-09/01/39	6.000%	21,021,584	23,456,541
03/01/26-07/01/38	7.000%	2,732,190	3,241,597
04/01/27-06/01/32	7.500%	296,609	358,248
02/01/25-08/01/27	8.000%	132,445	160,942
04/01/23	8.500%	34,378	38,965
06/01/24	9.000%	34,583	40,640
Federal National Mortgage Association (e)(f)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	375,157	31,582
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	28,064	855
Federal National Mortgage Association (e)(g)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	1,659	1,548
Federal National Mortgage Association (e)(h)
07/01/36	5.500%	7,892,577	8,663,912
Government National Mortgage Association (e)
06/15/40- 06/15/41	4.500%	27,973,755	30,873,049
01/15/39	5.000%	1,236,657	1,367,859
Total Residential Mortgage-Backed Securities - Agency (Cost: $467,277,971)			$469,372,914

Residential Mortgage-Backed Securities - Non-Agency 2.4%
American General Mortgage Loan Trust (b)(c)(e)
CMO Series 2009-1 Class A7
09/25/48	5.750%	4,495,236	4,605,589
CMO Series 2010-1A Class A1
03/25/58	5.150%	633,485	641,306

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
American Home Mortgage Investment Trust CMO Series 2007-1 Class GA1C (c)(e)
05/25/47	0.429%	$9,468,444	$4,838,015
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(e)
08/27/37	6.000%	1,287,599	1,350,782
Banc of America Funding Corp. CMO Series 2006-D Class 3A1 (c)(e)
05/20/36	3.108%	6,290,258	4,620,742
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2007-1 Class 2A1 (c)(e)
02/25/47	2.767%	5,115,709	3,005,750
Citigroup Mortgage Loan Trust, Inc. CMO Series 2005-8 Class 1A1A (c)(e)
10/25/35	2.812%	5,062,785	3,540,345
Countrywide Home Loan Mortgage Pass-Through Trust (c)(e)
CMO Series 2005-HYB5 Class 4A1
09/20/35	4.913%	1,083,192	855,404
CMO Series 2007-HY5 Class 1A1
09/25/47	5.509%	2,494,336	1,616,150
Credit Suisse Mortgage Capital Certificates (b)(c)(e)
CMO Series 2009-12R Class 30A1
12/27/36	6.986%	345,642	347,161
CMO Series 2010-11R Class A1
06/28/47	1.239%	1,198,650	1,192,843
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	2,042,839	2,043,679
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,499,023	1,475,424
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	1,579,305	1,612,865
Indymac Index Mortgage Loan Trust (c)(e)
CMO Series 2006-AR3 Class 1A1
12/25/36	2.780%	4,687,464	2,976,910
CMO Series 2007-AR15 Class 2A1
08/25/37	4.847%	7,087,571	4,840,067
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1 (c)(e)
09/25/36	5.950%	655,855	645,927
LVII Resecuritization Trust CMO Series 2009-3 Class A1 (b)(c)(e)
11/27/37	5.601%	77,226	77,072
Lehman XS Trust (c)(e)
Series 2005-5N Class 3A1A
11/25/35	0.539%	7,079,437	4,763,640
Lehman XS Trust (e)
CMO Series 2007-10H Class 2A2
07/25/37	7.500%	4,428,717	2,554,001
Mastr Adjustable Rate Mortgages Trust (c)(e)
CMO Series 2004-13 Class 3A7
11/21/34	2.697%	750,000	724,902
CMO Series 2006-OA1 Class 1A1
04/25/46	0.449%	3,609,697	1,937,750

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
MortgageIT Trust CMO Series 2005-5 Class A1 (c)(e)
12/25/35	0.499%	$4,617,778	$3,090,134
Nomura Asset Acceptance Corp. (c)(e)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	164,105	142,237
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,039,331	900,718
Prime Mortgage Trust CMO Series 2005-1 Class 2A1 (b)(e)
09/25/34	5.000%	87,705	87,775
Residential Accredit Loans, Inc. (c)(e)(f)
CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.406%	130,204,301	2,052,801
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.585%	66,800,526	1,601,342
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.173%	137,832,862	1,021,066
Residential Funding Mortgage Securities I, Inc. CMO Series 2006-SA4 Class 2A1 (c)(e)
11/25/36	3.733%	1,244,729	877,983
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (b)(c)(e)
09/25/57	2.667%	1,698,655	1,696,636
Structured Adjustable Rate Mortgage Loan Trust (c)(e)
CMO Series 2004-20 Class 1A2
01/25/35	2.704%	2,201,243	1,628,059
CMO Series 2007-4 Class 1A1
05/25/37	0.479%	7,242,580	3,379,605
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (c)(e)
12/25/34	4.740%	706,550	715,742
WaMu Mortgage Pass-Through Certificates (c)(e)
CMO Series 2005-AR11 Class A1A
08/25/45	0.559%	1,032,951	836,460
CMO Series 2005-AR15 Class A1A2
11/25/45	0.519%	4,265,780	3,078,579
CMO Series 2005-AR17 Class A1A1
12/25/45	0.509%	306,492	236,073
CMO Series 2005-AR19 Class A1A2
12/25/45	0.529%	719,930	561,097
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.549%	2,885,920	2,376,781
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.529%	3,977,715	3,197,880
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.092%	6,127,822	4,733,791
CMO Series 2006-AR5 Class A12A
06/25/46	1.132%	1,786,915	1,315,481
CMO Series 2007-HY1 Class 4A1
02/25/37	2.711%	4,670,645	3,379,025
CMO Series 2007-OA5 Class 1A
06/25/47	0.908%	7,152,932	4,656,960
Washington Mutual Alternative Mortgage Pass-Through Certificates (c)(e)
CMO Series 2006-AR8 Class 2A
10/25/46	1.002%	7,136,142	2,877,813

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2007-OA3 Class 5A
04/25/47	2.413%	$3,999,533	$2,279,702
CMO Series 2007-OC2 Class A3
06/25/37	0.549%	8,492,533	4,740,022
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2 (e)
04/25/35	8.000%	231,574	232,272
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $103,000,731)			$101,962,358

Commercial Mortgage-Backed Securities - Non-Agency 9.1%
Banc of America Commercial Mortgage, Inc. Series 2005-6 Class A4 (c)(e)
09/10/47	5.193%	4,450,000	4,957,598
Banc of America Merrill Lynch Commercial Mortgage, Inc. (c)(e)
Series 2007-4 Class AM
02/10/51	5.793%	2,300,000	2,208,840
Banc of America Merrill Lynch Commercial Mortgage, Inc. (e)
Series 2005-3 Class A3A
07/10/43	4.621%	3,736,000	3,761,151
Series 2005-3 Class A4
07/10/43	4.668%	7,599,000	8,257,195
Series 2005-4 Class A5A
07/10/45	4.933%	5,480,000	5,986,582
Bear Stearns Commercial Mortgage Securities (c)(e)
Series 2005-T18 Class A4
02/13/42	4.933%	2,886,823	3,120,145
Series 2005-T20 Class A4A
10/12/42	5.144%	2,437,000	2,709,639
Series 2007-PW16 Class AM
06/11/40	5.717%	2,300,000	2,311,091
Bear Stearns Commercial Mortgage Securities (e)
Series 2003-T10 Class A2
03/13/40	4.740%	2,968,057	3,010,785
Series 2006-PW14 Class A4
12/11/38	5.201%	9,712,000	10,836,883
Citigroup Commercial Mortgage Trust (c)(e)
Series 2007-C6 Class A4
12/10/49	5.699%	3,000,000	3,429,300
Citigroup Commercial Mortgage Trust (e)
Series 2005-C3 Class A4
05/15/43	4.860%	4,183,000	4,520,986
Series 2006-C5 Class A4
10/15/49	5.431%	7,103,000	7,968,962
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(e)
Series 2005-CD1 Class A4
07/15/44	5.213%	3,080,000	3,423,633
Series 2007-CD5 Class A4
11/15/44	5.886%	3,997,000	4,583,708
Citigroup/Deutsche Bank Commercial Mortgage Trust (e)
Series 2006-CD3 Class A5
10/15/48	5.617%	4,715,000	5,296,152

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2007-CD4 Class A4
12/11/49	5.322%	$7,173,000	$7,889,349
Commercial Mortgage Pass-Through Certificates (c)(e)
Series 2005-C6 Class A5A
06/10/44	5.116%	4,635,000	5,046,722
Commercial Mortgage Pass-Through Certificates (e)
Series 2003-LB1A Class A2
06/10/38	4.084%	5,903,000	6,009,549
Series 2012-LC4 Class AM
12/10/44	4.063%	3,500,000	3,574,865
Credit Suisse First Boston Mortgage Securities Corp. (c)(e)
Series 2004-C1 Class A4
01/15/37	4.750%	2,972,000	3,100,664
Series 2005-C6 Class A4
12/15/40	5.230%	4,984,000	5,487,289
Credit Suisse First Boston Mortgage Securities Corp. (e)
Series 2002-CP3 Class A3
07/15/35	5.603%	58,732	58,695
Series 2004-C2 Class A1
05/15/36	3.819%	160,546	162,273
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class AAB (e)
09/15/39	5.439%	1,082,222	1,095,964
DBUBS Mortgage Trust (b)(c)(e)
Series 2011-LC2A Class B
07/10/44	4.998%	4,500,000	4,778,424
DBUBS Mortgage Trust (e)
Series 2011-LC3A Class A2
08/10/44	3.642%	5,200,000	5,577,915
GE Capital Commercial Mortgage Corp. (c)(e)
Series 2005-C1 Class A5
06/10/48	4.772%	651,000	694,207
GE Capital Commercial Mortgage Corp. (e)
Series 2003-C1 Class A4
01/10/38	4.819%	311,127	316,644
GE Capital Commercial Mortgage Corp Series 2002-2A Class A3 (e)
08/11/36	5.349%	97,868	97,810
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4 (e)
04/10/40	5.023%	1,262,000	1,310,172
GS Mortgage Securities Corp. II (e)
Series 2005-GG4 Class A4A
07/10/39	4.751%	11,780,000	12,699,488
Series 2011-GC5 Class A4
08/10/44	3.707%	5,000,000	5,285,490
General Electric Capital Assurance Co. (b)(c)(e)
Series 2003-1 Class A4
05/12/35	5.254%	1,892,407	2,015,515
Series 2003-1 Class A5
05/12/35	5.743%	1,704,000	2,027,189
Greenwich Capital Commercial Funding Corp. (e)
Series 2003-C2 Class A3
01/05/36	4.533%	232,720	232,599
Series 2007-GG9 Class A4
03/10/39	5.444%	13,840,000	15,093,904
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(e)
Series 2003-CB6 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
07/12/37	5.255%	$7,506,000	$7,774,167
Series 2005-CB11 Class A4
08/12/37	5.335%	2,500,000	2,744,820
Series 2005-LDP3 Class ASB
08/15/42	4.893%	2,514,702	2,631,673
Series 2005-LDP4 Class A4
10/15/42	4.918%	6,911,000	7,524,987
Series 2005-LDP5 Class A4
12/15/44	5.198%	5,199,000	5,807,185
Series 2006-LDP6 Class ASB
04/15/43	5.490%	2,992,474	3,147,775
Series 2007-CB19 Class A4
02/12/49	5.735%	7,438,000	8,352,361
Series 2007-CB19 Class AM
02/12/49	5.735%	2,300,000	2,196,316
JPMorgan Chase Commercial Mortgage Securities Corp. (e)
Series 2003-C1 Class A2
01/12/37	4.985%	1,097,720	1,114,517
Series 2003-LN1 Class A1
10/15/37	4.134%	178,224	180,541
Series 2003-ML1A Class A1
03/12/39	3.972%	70,811	70,748
Series 2004-LN2 Class A1
07/15/41	4.475%	856,323	859,917
Series 2005-CB12 Class A4
09/12/37	4.895%	4,650,000	5,093,633
Series 2005-LDP2 Class A3
07/15/42	4.697%	838,297	842,766
Series 2006-LDP8 Class A4
05/15/45	5.399%	5,340,000	6,032,155
Series 2007-CB20 Class ASB
02/12/51	5.688%	1,471,384	1,590,641
LB-UBS Commercial Mortgage Trust (c)(e)
Series 2004-C6 Class A6
08/15/29	5.020%	1,181,000	1,256,625
Series 2005-C7 Class A4
11/15/30	5.197%	2,776,000	3,068,146
Series 2007-C7 Class A3
09/15/45	5.866%	10,918,000	12,347,332
LB-UBS Commercial Mortgage Trust (e)
Series 2003-C3 ClassA4
05/15/32	4.166%	4,672,000	4,769,336
Series 2004-C2 Class A3
03/15/29	3.973%	580,018	588,650
Series 2005-C3 Class A5
07/15/30	4.739%	3,014,000	3,263,722
Series 2006-C1 Class A4
02/15/31	5.156%	2,687,000	2,977,814
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 (c)(e)
03/12/51	5.485%	2,100,000	2,257,193
Morgan Stanley Capital I, Inc. (c)(e)
Series 2006-HQ9 Class A4
07/12/44	5.731%	4,500,000	5,104,903
Series 2006-T23 Class A4
08/12/41	5.812%	5,365,000	6,207,723
Series 2007-IQ14 Class A4
04/15/49	5.692%	7,400,000	8,039,730

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2007-IQ15 Class A4
06/11/49	5.880%	$10,535,000	$11,838,685
Series 2007-IQ16 Class AM
12/12/49	6.104%	6,000,000	6,190,566
Morgan Stanley Capital I, Inc. (e)
Series 2003-IQ6 Class A4
12/15/41	4.970%	1,788,000	1,869,141
Series 2006-IQ12 Class A4
12/15/43	5.332%	3,044,000	3,428,144
Series 2007-IQ16 Class A4
12/12/49	5.809%	2,100,000	2,404,897
Series 2012-C4 Class AS
03/15/45	3.773%	4,000,000	4,000,476
Morgan Stanley Capital I Series 2007-T27 Class A4 (c)(e)
06/11/42	5.658%	4,589,000	5,305,733
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4 (e)
09/15/37	5.080%	748,530	755,173
Morgan Stanley Reremic Trust (b)(c)(e)
Series 2009-GG10 Class A4A
08/12/45	5.786%	6,362,000	7,089,946
Series 2010-GG10 Class A4A
08/15/45	5.786%	7,733,000	8,617,818
S2 Hospitality LLC Series 2012-LV1 Class A (b)(d)(e)
09/10/13	4.500%	1,350,000	1,350,000
TIAA Seasoned Commercial Mortgage Trust (c)(e)
Series 2007-C4 Class A2
08/15/39	5.339%	213,622	214,545
Series 2007-C4 Class A3
08/15/39	5.620%	5,751,000	6,172,235
UBS-Citigroup Commercial Mortgage Trust (b)(c)(e)
Series 2011-C1 Class B
01/10/45	5.875%	3,250,000	3,647,738
UBS-Citigroup Commercial Mortgage Trust (b)(e)
Series 2011-C1 Class AS
01/10/45	5.154%	3,600,000	4,037,234
WF-RBS Commercial Mortgage Trust (b)(c)(e)
Series 2011-C5 Class B
11/15/44	5.637%	3,250,000	3,642,658
WF-RBS Commercial Mortgage Trust (e)
Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,220,981
Series 2012-C6 Class AS
04/15/45	3.835%	5,500,000	5,668,443
Wachovia Bank Commercial Mortgage Trust (c)(e)
Series 2003-C9 Class A4
12/15/35	5.012%	1,665,000	1,734,922
Series 2004-C12 Class A4
07/15/41	5.316%	4,770,000	5,093,430
Series 2005-C20 Class A7
07/15/42	5.118%	4,705,000	5,194,998
Series 2005-C22 Class A4
12/15/44	5.268%	5,508,000	6,108,014
Series 2006-C24 Class A3
03/15/45	5.558%	2,547,000	2,803,829

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Wachovia Bank Commercial Mortgage Trust (e)
Series 2002-C2 Class A4
11/15/34	4.980%	$1,043,367	$1,051,723
Series 2003-C3 Class A2
02/15/35	4.867%	5,945,169	6,034,924
Series 2003-C5 Class A2
06/15/35	3.989%	98,029	99,648
Series 2005-C16 Class A2
10/15/41	4.380%	99,414	99,347
Series 2005-C18 Class A4
04/15/42	4.935%	2,226,000	2,427,602
Series 2006-C29 Class A4
11/15/48	5.308%	1,332,000	1,490,419
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $379,683,724)			$378,376,022

Asset-Backed Securities - Non-Agency 2.2%
Aircastle Aircraft Lease-Backed Trust Series 2007-1A Class G1 (b)(c)
06/14/37	0.499%	3,674,412	3,233,482
Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%	236,000	236,789
Series 2012-1 Class A3
02/16/16	0.930%	541,000	543,210
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	1,723,000	1,732,738
Arizona Educational Loan Marketing Corp. Series 2004A Class A2 (c)
12/01/23	0.687%	3,260,526	3,150,223
BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	1,484,000	1,488,748
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	1,882,000	1,883,542
Babcock & Brown Air Funding I Ltd. Series 2007-1A Class G1 (b)(c)
11/14/33	0.542%	4,157,770	3,409,372
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1 (c)
11/25/36	0.289%	123,451	122,829
Brazos Higher Education Authority Series 2005-1 Class 1A3 (c)
09/26/22	0.584%	2,750,000	2,698,799
CIT Education Loan Trust Series 2007-1 Class B (b)(c)
06/25/42	0.774%	1,350,000	1,023,173

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	$784,000	$784,881
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06/20/14	6.300%	3,053,000	3,061,587
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (c)
06/25/37	6.080%	1,998,805	1,998,231
Countrywide Asset-Backed Certificates (c)
Series 2005-1 Class MV3
07/25/35	0.719%	3,505,000	3,038,148
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	730,020	534,617
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	391,152	316,298
Cronos Containers Program Ltd. Series 2012-1A Class A (b)(i)
05/18/27	4.210%	1,500,000	1,498,535
Crown Castle Towers LLC Senior Secured (b)
01/15/37	5.495%	2,000,000	2,226,494
EFS Volunteer No. 2 LLC Series 2012-1 Class A2 (b)(c)
03/25/36	1.590%	2,700,000	2,634,680
First Franklin Mortgage Loan Asset-Backed Certificates (c)
Series 2006-FF18 Class A2D
12/25/37	0.449%	5,922,000	2,571,913
Series 2007-FF2 Class A2B
03/25/37	0.339%	11,175,601	4,565,266
Ford Credit Auto Lease Trust
Series 2011-A Class A3
07/15/14	1.030%	1,560,000	1,564,699
Ford Credit Auto Lease Trust (b)
Series 2010-B Class A3
07/15/13	0.910%	679,942	680,305
Ford Credit Auto Owner Trust Series 2012-A Class A3
08/15/16	0.840%	509,000	509,813
GE Business Loan Trust Series 2004-2A Class A (b)(c)
12/15/32	0.459%	596,377	540,448
GE Equipment Small Ticket LLC Series 2011-1A Class A3 (b)
01/21/18	1.450%	2,530,000	2,545,014
GE Seaco Finance Series 2005-1A Class A (b)(c)
11/17/20	0.489%	2,625,000	2,536,765
GSAMP Trust Series 2006-FM1 Class A2D (c)
04/25/36	0.509%	14,500,000	4,912,020
Genesis Funding Ltd. Series 2006-1A Class G1 (b)(c)
12/19/32	0.480%	4,452,196	3,900,747

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Goal Capital Funding Trust Series 2006-1 Class B (c)
08/25/42	0.917%	$2,000,000	$1,552,180
HSBC Home Equity Loan Trust Series 2007-3 Class APT (c)
11/20/36	1.440%	3,447,384	3,231,922
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	946,123	948,196
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2 (c)
01/25/37	0.309%	659,418	630,698
Merrill Lynch First Franklin Mortgage Loan Trust (c)
Series 2007-2 Class A2C
05/25/37	0.479%	11,650,000	4,882,002
Series 2007-5 Class 2A2
10/25/37	1.239%	9,000,000	4,963,851
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 (c)
07/20/43	1.289%	3,000,000	2,774,805
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	1,004,000	1,006,323
RAAC Series Series 2006-RP2 Class A (b)(c)
02/25/37	0.489%	1,722,270	1,485,652
SG Mortgage Securities Trust Series 2005-OPT1 Class A3 (c)
10/25/35	0.589%	3,000,000	2,750,790
SMART Trust Series 2012-1USA Class A4A (b)
12/14/17	2.010%	1,349,000	1,349,785
TAL Advantage LLC Series 2006-1A Class NOTE (b)(c)
04/20/21	0.430%	1,821,250	1,745,032
Triton Container Finance LLC Series 2012-1A Class A (b)
05/14/27	4.210%	2,100,000	2,099,742
WaMu Asset-Backed Certificates Series 2007-HE1 Class 2A3 (c)
01/25/37	0.389%	7,855,617	3,033,462
Total Asset-Backed Securities - Non-Agency (Cost: $93,221,193)			$92,397,806

Inflation-Indexed Bonds (a) 3.3%
United States 3.3%
U.S. Treasury Inflation-Indexed Bond
04/15/13	0.625%	17,283,084	17,427,553
07/15/21	0.625%	101,778,000	114,182,194
02/15/41	2.125%	2,959,188	4,293,133
Total			135,902,880

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
Uruguay —%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	$13,177,349	$664,922

Total Inflation-Indexed Bonds (Cost: $134,547,354)				$136,567,802

U.S. Treasury Obligations 13.2%
U.S. Treasury
01/31/14	0.250%		26,477,600	26,473,470
04/30/14	0.250%		320,000	319,950
05/15/15	0.250%		11,741,000	11,706,141
03/31/17	1.000%		205,000	208,459
04/30/17	0.875%		150,564,000	152,163,743
05/31/17	0.625%		44,440,000	44,342,765
02/15/22	2.000%		17,271,000	17,968,593
05/15/22	1.750%		98,155,000	99,673,335
11/15/41	3.125%		5,553,000	6,071,861
02/15/42	3.125%		42,018,100	45,944,187
U.S. Treasury (d)
05/31/17	0.625%		10,055,000	10,033,000
U.S. Treasury (j)
STRIPS
11/15/18	0.000%		81,647,000	76,826,071
11/15/19	0.000%		6,096,000	5,573,512
11/15/21	0.000%		28,650,000	24,781,448
11/15/21	0.000%		13,060,000	11,193,164
02/15/40	0.000%		35,779,000	16,469,682

Total U.S. Treasury Obligations (Cost: $536,290,486)				$549,749,381

U.S. Government & Agency Obligations 15.4%
Federal Home Loan Banks
06/01/12	0.100%		53,185,000	53,184,852
06/06/12	0.100%		12,080,000	12,079,809
06/27/12	0.090%		6,245,000	6,244,607
06/10/13	0.300%		15,725,000	15,719,418
05/28/14	0.500%		4,420,000	4,419,129
Federal Home Loan Banks (c)
11/15/13	0.240%		10,530,000	10,524,545
Federal Home Loan Mortgage Corp.
09/10/15	1.750%		35,000,000	36,278,970
06/01/19	4.500%		2,897,088	3,102,770
02/01/20	4.000%		970,198	1,032,105
01/01/22	5.500%		1,634,071	1,767,222
07/01/23	5.000%		4,785,443	5,135,005
07/01/24	4.500%		1,230,029	1,309,861
09/01/24	4.500%		2,433,858	2,591,821
09/01/24	4.500%		1,161,678	1,237,073
08/01/25	4.000%		4,828,914	5,096,297
11/01/25	3.500%		5,859,365	6,159,428
05/01/26	4.000%		5,934,269	6,270,274
04/01/33	5.000%		1,357,871	1,469,386
02/01/36	5.500%		4,662,220	5,098,089

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
03/01/36	5.500%	$1,117,859	$1,218,525
03/01/36	5.500%	5,325,937	5,823,857
04/01/36	5.000%	9,081,179	9,804,268
05/01/36	6.000%	456,489	503,731
06/01/36	5.500%	1,882,213	2,051,711
11/01/36	6.500%	724,347	815,848
08/01/37	6.000%	938,257	1,033,891
09/01/37	6.000%	485,132	534,581
10/01/37	5.500%	5,249,910	5,714,472
10/01/37	6.500%	1,932,640	2,176,777
07/01/39	4.500%	12,615,206	13,475,800
09/01/39	5.500%	1,725,885	1,881,304
10/01/39	5.000%	1,101,255	1,186,878
06/01/40	4.500%	9,656,422	10,327,242
09/01/40	4.500%	5,619,128	6,009,482
09/01/40	4.500%	6,805,780	7,278,570
05/01/41	5.000%	2,414,406	2,617,216
07/01/41	4.500%	1,971,812	2,111,873
08/01/41	4.500%	1,998,065	2,151,853
12/01/41	3.500%	8,000,000	8,388,500
04/01/42	3.500%	4,989,814	5,232,132
Federal National Mortgage Association
09/01/20	3.584%	5,740,022	6,297,426
11/01/20	3.375%	4,638,706	5,035,056
12/01/20	3.763%	4,864,840	5,390,384
12/01/25	3.500%	3,908,505	4,128,740
01/01/26	3.500%	3,914,611	4,135,190
11/01/26	3.000%	9,946,531	10,429,871
02/01/27	3.500%	5,633,653	5,996,869
03/01/27	3.000%	2,451,726	2,571,248
05/01/27	3.000%	3,000,000	3,146,250
11/15/30	6.625%	2,000,000	3,047,674
12/01/31	4.000%	6,940,578	7,476,521
05/01/32	3.000%	9,933,177	10,341,472
05/01/32	6.500%	479,507	550,833
06/01/32	3.500%	5,000,000	5,306,641
02/01/33	6.000%	740,550	835,256
07/01/34	5.000%	2,377,087	2,579,684
11/01/34	6.000%	340,675	380,835
12/01/34	5.500%	1,748,523	1,919,404
12/01/35	5.500%	4,016,823	4,404,362
07/01/36	6.500%	486,577	549,325
07/01/37	6.500%	730,382	824,571
10/01/37	6.000%	486,396	536,895
02/01/38	6.000%	1,474,564	1,627,657
06/01/38	6.000%	1,899,357	2,092,399
09/01/38	6.000%	807,225	889,267
10/01/38	6.500%	738,537	832,162
12/01/38	6.000%	2,380,058	2,621,956
07/01/39	5.000%	5,065,705	5,495,868
01/01/40	5.000%	864,287	948,213
08/01/40	4.000%	3,913,301	4,170,097
10/01/40	4.500%	5,845,765	6,291,931
01/01/41	4.000%	4,932,325	5,255,392
02/01/41	3.500%	7,923,172	8,324,200
04/01/41	4.500%	9,822,329	10,587,344
04/01/41	5.500%	975,508	1,071,579
05/01/41	4.500%	4,891,206	5,272,159

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
06/01/41	4.500%	$1,997,577	$2,153,159
07/01/41	4.500%	2,856,342	3,078,810
07/01/41	5.000%	1,395,358	1,520,388
07/01/41	5.000%	5,953,172	6,526,070
07/01/41	5.500%	10,943,408	11,937,662
10/01/41	4.000%	18,968,776	20,211,229
10/01/41	5.000%	1,399,023	1,524,382
01/01/42	4.000%	6,988,886	7,519,274
01/01/42	4.500%	9,912,147	10,762,798
02/01/42	4.000%	14,804,822	15,809,236
04/01/42	4.000%	9,984,303	10,641,394
Federal National Mortgage Association (c)
10/01/37	2.761%	7,827,326	8,385,249
Federal National Mortgage Association (d)
03/01/27	3.000%	14,111,332	14,880,840
05/01/27	3.000%	15,662,508	16,482,343
Government National Mortgage Association
03/15/40	5.000%	953,138	1,055,750
05/15/40	5.000%	3,675,160	4,067,943
06/15/40	5.000%	4,434,742	4,912,170
05/15/41	4.500%	972,456	1,069,752
05/20/41	4.500%	6,843,940	7,558,988
06/20/41	4.000%	4,923,919	5,392,974
09/20/41	4.500%	970,093	1,071,448
10/15/41	4.500%	10,576,583	11,634,792
11/15/41	3.500%	6,000,005	6,414,380
11/20/41	4.000%	1,982,374	2,168,738
02/15/42	4.000%	5,073,183	5,569,800
02/15/42	4.000%	10,571,424	11,592,228
Government National Mortgage Association (d)
06/01/42	3.500%	10,000,000	10,667,188
06/01/42	4.000%	25,000,000	27,292,970

Total U.S. Government & Agency Obligations (Cost: $639,978,763)			$642,325,858

Foreign Government Obligations(a) 1.8%

ARGENTINA 0.1%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%	649,000	491,618
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%	445,000	295,925
Argentina Republic Government International Bond Senior Unsecured (c)
12/15/35	4.383%	4,542,000	431,490
Argentine Republic Government International Bond Senior Unsecured
12/31/33	8.280%	1,200,429	708,253
Total			1,927,286

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
BRAZIL 0.3%
Banco do Brasil SA (c)
12/31/49	8.500%		$250,000	$283,750
Brazilian Government International Bond
01/15/18	8.000%		400,000	469,000
08/17/40	11.000%		400,000	516,000
Senior Unsecured
01/17/17	6.000%		4,000,000	4,694,000
01/22/21	4.875%		152,000	172,602
01/07/41	5.625%		528,000	615,912
Morgan Stanley Senior Unsecured (b)
05/03/17	10.090%	BRL	405,000	207,335
Petrobras International Finance Co.
03/15/19	7.875%		142,000	171,745
01/20/20	5.750%		270,000	294,109
01/27/21	5.375%		600,000	642,225
01/27/41	6.750%		1,820,000	2,097,465
Total				10,164,143

CHILE —%
Empresa Nacional del Petroleo Senior Unsecured (b)
12/06/21	4.750%		199,000	203,121

COLOMBIA 0.1%
Colombia Government International Bond
Senior Unsecured
01/27/17	7.375%		200,000	245,200
09/18/37	7.375%		500,000	703,750
01/18/41	6.125%		479,000	593,570
Corp. Andina de Fomento Senior Unsecured
06/04/19	8.125%		1,542,000	1,952,757
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		450,000	555,750
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		211,000	218,805
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	324,000,000	188,781
Total				4,458,613

CROATIA 0.1%
Croatia Government International Bond Senior Unsecured (b)
03/24/21	6.375%		5,000,000	4,612,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
DOMINICAN REPUBLIC —%

Dominican Republic International Bond
Senior Unsecured
05/06/21	7.500%		$100,000	$105,400
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		280,000	292,640
04/20/27	8.625%		142,000	151,727
Total				549,767

HUNGARY —%
Hungary Government International Bond
Senior Unsecured
01/29/20	6.250%		200,000	181,736
03/29/21	6.375%		142,000	129,089
Total				310,825

INDONESIA 0.1%
Indonesia Government International Bond
Senior Unsecured
03/04/19	11.625%		350,000	502,250
10/12/35	8.500%		200,000	278,000
02/17/37	6.625%		900,000	1,041,750
01/17/38	7.750%		600,000	784,500
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%		280,000	293,546
01/17/38	7.750%		277,000	362,177
Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000%	IDR	3,475,000,000	381,536
Majapahit Holding BV
01/20/20	7.750%		400,000	456,000
Majapahit Holding BV (b)
06/28/17	7.250%		128,000	142,177
08/07/19	8.000%		142,000	163,655
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		412,000	406,026
Total				4,811,617

IRELAND —%
Vnesheconombank Via VEB Finance PLC Senior Unsecured
02/13/17	5.375%		200,000	206,336

KAZAKHSTAN —%
KazMunayGas National Co.
Senior Unsecured
04/09/21	6.375%		200,000	211,384
KazMunayGas National Co. (b)
Senior Unsecured
01/23/15	11.750%		142,000	166,495
07/02/18	9.125%		135,000	162,000
Total				539,879

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
LITHUANIA —%
Bundesrepublik Deutschland
02/11/20	4.750%		$185,000	$210,114
Lithuania Government International Bond
Senior Unsecured
02/01/22	6.625%		350,000	379,750
Lithuania Government International Bond (b)
Senior Unsecured
03/09/21	6.125%		273,000	286,860
Total				876,724

LUXEMBOURG 0.1%
VTB Bank OJSC Via VTB Capital SA
Senior Unsecured
06/30/35	6.250%		200,000	204,922
VTB Bank OJSC Via VTB Capital SA (b)
Senior Unsecured
10/13/20	6.551%		5,000,000	4,925,000
Total				5,129,922

MEXICO 0.3%
Mexican Bonos
06/10/21	6.500%	MXN	270,000	194,490
06/03/27	7.500%	MXN	530,000	395,925
Mexican Government International Bond Senior Unsecured
09/27/34	6.750%		850,000	1,111,375
Mexico Government International Bond
Senior Unsecured
03/19/19	5.950%		850,000	1,015,750
01/15/20	5.125%		1,750,000	1,998,500
Pemex Project Funding Master Trust
03/05/20	6.000%		5,965,000	6,725,537
01/21/21	5.500%		486,000	534,600
Petroleos Mexicanos
05/03/19	8.000%		300,000	373,500
06/02/41	6.500%		142,000	159,395
Petroleos Mexicanos (b)
06/02/41	6.500%		128,000	143,680
Total				12,652,752

PANAMA —%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%		700,000	904,750

PERU 0.1%
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates (b)(j)
05/31/18	0.000%		195,804	168,391
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		300,000	411,750
03/14/37	6.550%		875,000	1,137,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

PERU (CONTINUED)

Peruvian Government International Bond (b)
Senior Unsecured
08/12/31	6.950%	PEN	$287,000	$115,998
Total				1,833,639

PHILIPPINES —%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		142,000	178,094

POLAND —%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%		337,000	352,502

REPUBLIC OF NAMIBIA —%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		233,000	238,825

ROMANIA —%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		134,000	134,088

RUSSIAN FEDERATION 0.2%
Gazprom OAO Via Gaz Capital SA
Senior Unsecured
04/28/34	8.625%		650,000	816,341
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		142,000	152,863
01/23/21	5.999%		550,000	574,475
08/16/37	7.288%		135,000	150,053
Gazprom OAO Via Gazprom International SA
Senior Unsecured
02/01/20	7.201%		213,320	232,519
Gazprom OAO Via Gazprom International SA (b)
Senior Unsecured
02/01/20	7.201%		548,816	598,209
Russian Foreign Bond - Eurobond
Senior Unsecured
04/29/20	5.000%		500,000	530,000
Russian Foreign Bond - Eurobond (b)(c)
Senior Unsecured
03/31/30	7.500%		442,750	520,785
Russian Foreign Bond - Eurobond (c)
Senior Unsecured
03/31/30	7.500%		2,817,500	3,314,084

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
RUSSIAN FEDERATION (CONTINUED)
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%	$211,000	$221,023
Total			7,110,352

SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	118,000	120,773

SRI LANKA —%
Sri Lanka Government International Bond
01/22/15	7.400%	150,000	157,875
Senior Unsecured
10/04/20	6.250%	180,000	177,300
Total			335,175

TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	277,000	337,924

TURKEY 0.1%
Export Credit Bank of Turkey (b)
11/04/16	5.375%	270,000	269,707
Turkey Government International Bond
Senior Unsecured
09/26/16	7.000%	400,000	443,500
03/30/21	5.625%	1,170,000	1,222,650
02/05/25	7.375%	600,000	701,100
03/17/36	6.875%	802,000	882,200
05/30/40	6.750%	600,000	648,000
Total			4,167,157

UNITED ARAB EMIRATES —%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%	213,000	229,643

URUGUAY —%
Uruguay Government International Bond
11/18/22	8.000%	250,000	340,000
Senior Unsecured
03/21/36	7.625%	978,000	1,334,970
Total			1,674,970

VENEZUELA 0.3%
Petroleos de Venezuela SA
11/02/17	8.500%	10,205,000	8,061,950
02/17/22	12.750%	148,000	133,570

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
VENEZUELA (CONTINUED)
Senior Unsecured
10/28/15	5.000%	$135,000	$104,625
10/28/16	5.125%	401,000	284,710
Venezuela Government International Bond
Senior Unsecured
10/13/19	7.750%	500,000	373,750
05/07/23	9.000%	688,000	516,000
01/13/34	9.375%	2,000,000	1,465,000
Total			10,939,605

Total Foreign Government Obligations (Cost: $78,951,309)			$75,000,982

Preferred Debt 0.8%
Banking 0.8%
Citigroup Capital XIII (c)
10/30/40	7.875%	519,475	$13,745,308
NB Capital Trust II
12/15/26	7.830%	594,000	594,000
PNC Financial Services Group, Inc. (c)
12/31/49	6.125%	383,400	9,469,980
U.S. Bancorp (c)
12/31/49	6.500%	319,725	8,549,447
Total			32,358,735
Total Preferred Debt (Cost: $32,922,585)			$32,358,735

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.4%
City of Chicago Unlimited General Obligation Refunding Bonds Taxable Project Series 2012B
01/01/42	5.432%	$2,070,000	$2,120,508
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	265,000	346,371
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	4,785,000	4,945,489
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	655,000	806,043
State of California

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	$205,000	$221,808
Taxable-Various Purpose
Series 2009
10/01/19	6.200%	1,025,000	1,221,574
Series 2010
03/01/19	6.200%	2,700,000	3,203,739
State of Illinois Unlimited General Obligation Bonds Build America Bonds Series 2010
02/01/35	6.630%	4,265,000	4,644,329

Total Municipal Bonds (Cost: $17,396,935)			$17,509,861

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Automotive —%
Schaeffler AG Tranche C2 Term Loan (c)(k)
01/27/17	6.000%	$105,000	$104,475

Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan (c)(k)
02/28/19	8.250%	238,000	239,414

Gaming —%
Caesars Octavius LLC Tranche B Term Loan (c)(k)
04/25/17	9.250%	171,000	170,145

Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (c)(k)
03/18/19	7.500%	645,000	645,968

Property & Casualty —%
Lonestar Intermediate Super Holdings LLC Term Loan (c)(k)
09/02/19	11.000%	526,000	534,221

Total Senior Loans (Cost: $1,707,487)			$1,694,223

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.		327	$19,947
TOTAL ENERGY			19,947

Total Warrants (Cost: $19,947)			$19,947

Issuer	Coupon Rate	Principal Amount	Value

Treasury Note Short-Term 1.6%
U.S. Treasury Bills
06/28/12	0.070%	$53,325,000	$53,322,304

Issuer	Coupon Rate	Principal Amount	Value

Treasury Note Short-Term (continued)
09/27/12	0.090%	$14,500,000	$14,495,838

Total Treasury Note Short-Term (Cost: $67,816,817)			$67,818,142

		Shares	Value

Money Market Funds 10.3%
Columbia Short-Term Cash Fund, 0.161% (l)(m)		429,855,007	$429,855,007

Total Money Market Funds (Cost: $429,855,007)			$429,855,007

Total Investments
(Cost: $4,351,705,990) (n)			$4,360,948,441(o	)
Other Assets & Liabilities, Net			(187,606,186)
Net Assets			$4,173,342,255

Investments in Derivatives

Futures Contracts Outstanding at May 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	(19)	$(2,844,656)	Sept. 2012	$—	$(56,885)
U.S. Treasury Note, 2-year	214	47,166,938	Sept. 2012	29,645	—
U.S. Treasury Note, 5-year	(965)	(119,840,938)	Sept. 2012	—	(476,748)
U.S. Treasury Note, 10-year	(614)	(82,237,625)	Sept. 2012	—	(922,136)
U.S. Treasury Ultra Bond, 30-year	(97)	(16,393,000)	Sept. 2012	—	(427,610)
Total				$29,645	$(1,883,379)

Credit Default Swap Contracts Outstanding at May 31, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	Bank of America Corp.	6/20/12	1.000%	$12,630,000	$1,156,261	$(1,052,075)	$(25,611)	$78,575	$—
JPMorgan	Barclays Bank, PLC	6/20/17	1.000	5,430,000	374,215	(415,871)	(11,011)	—	(52,667)
Morgan Stanley	Barclays Bank, PLC	6/20/17	1.000	1,280,000	88,213	(89,504)	(2,596)	—	(3,887)
Morgan Stanley	Barclays Bank, PLC	3/20/17	1.000	9,875,000	632,283	(477,697)	(20,024)	134,562	—
JPMorgan	CDX North America Investment Grad 18-V1	6/20/17	1.000	26,300,000	294,788	(207,008)	(53,331)	34,449	—
JPMorgan	D.R. Horton, Inc.	6/20/17	1.000	11,635,000	654,460	(683,726)	(23,593)	—	(52,859)
Citibank	Goldman Sachs Group, Inc.	3/20/17	1.000	7,905,000	771,944	(629,365)	(16,030)	126,549	—
Goldman Sachs International	H.J. Heinz Company	6/20/17	1.000	6,670,000	(98,455)	91,470	(13,525)	—	(20,510)
JPMorgan	Home Depot, Inc.	6/20/17	1.000	640,000	(14,077)	14,098	(1,298)	—	(1,277)
Morgan Stanley	Home Depot, Inc.	3/20/17	1.000	10,590,000	(233,380)	259,923	(21,474)	5,069	—
JPMorgan	Limited Brands, Inc.	6/20/17	1.000	660,000	44,123	(42,467)	(1,338)	318	—
Morgan Stanley	Limited Brands, Inc.	3/20/17	1.000	5,475,000	328,898	(209,322)	(11,101)	108,475	—
Citibank	Marriott International, Inc.	3/20/17	1.000	5,490,000	2,121	30,297	(11,132)	21,286	—
Citibank	Textron, Inc.	3/20/17	1.000	6,000,000	210,656	(147,710)	(12,167)	50,779	—
Morgan Stanley	Toll Brothers, Inc.	6/20/17	1.000	15,650,000	557,773	(546,566)	(31,735)	—	(20,528)
Total								$560,062	$(151,728)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the value of these securities amounted to $357,816,841 or 8.57% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2012.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(g)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	At May 31, 2012, investments in securities included securities valued at $2,143,980 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $1,498,535, which represents 0.04% of net assets.

(j)	Zero coupon bond.
(k)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(m)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$2,932,153,546	$(2,502,298,539)	$—	$429,855,007	$96,657	$429,855,007

(n)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $4,351,706,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$30,960,000
Unrealized Depreciation	(21,718,000)
Net Unrealized Appreciation	$9,242,000

(o)	Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE); therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
IO	Interest Only
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
PO	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
UYU	Uruguayan Peso

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Bonds
Corporate Bonds & Notes
Airlines	$—	$9,587,675	$8,039,912	$17,627,587
All Other Industries	—	1,348,311,816	—	1,348,311,816
Residential Mortgage-Backed Securities - Agency	—	469,372,914	—	469,372,914
Residential Mortgage-Backed Securities - Non-Agency	—	100,349,493	1,612,865	101,962,358
Commercial Mortgage-Backed Securities - Non-Agency	—	378,376,022	—	378,376,022
Asset-Backed Securities - Non-Agency	—	78,255,928	14,141,878	92,397,806
Inflation-Indexed Bonds	—	136,567,802	—	136,567,802
U.S. Treasury Obligations	414,905,504	134,843,877	—	549,749,381
U.S. Government & Agency Obligations	—	642,325,858	—	642,325,858
Foreign Government Obligations	—	74,832,591	168,391	75,000,982
Preferred Debt	31,764,735	594,000	—	32,358,735
Municipal Bonds	—	17,509,861	—	17,509,861

Total Bonds	446,670,239	3,390,927,837	23,963,046	3,861,561,122
Equity Securities
Warrants
Energy	—	19,947	—	19,947
Total Equity Securities	—	19,947	—	19,947
Short-Term Securities
Treasury Note Short-Term	67,818,142	—	—	67,818,142

Total Short-Term Securities	67,818,142	—	—	67,818,142

Other
Senior Loans	—	1,694,223	—	1,694,223
Money Market Funds	429,855,007	—	—	429,855,007
Total Other	429,855,007	1,694,223	—	431,549,230
Investments in Securities	944,343,388	3,392,642,007	23,963,046	4,360,948,441
Derivatives
Assets
Futures Contracts	29,645	—	—	29,645
Swap Contracts	—	560,062	—	560,062
Liabilities
Futures Contracts	(1,883,379)	—	—	(1,883,379)
Swap Contracts	—	(151,728)	—	(151,728)
Total	$942,489,654	$3,393,050,341	$23,963,046	$4,359,503,041

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate	Residential		Foreign
	Bonds & Notes	Mortgage-Backed	Asset-Backed	Government
		Securities -	Securities -	Obligations
		Non-Agency	Non-Agency		Total
Balance as of April 20, 2012	$—	$—	$—	$—	$—
Accrued discounts/premiums	(3,677)	(71)	10,203	381	6,836
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)*	(17,633)	5,994	(113,306)	(4,298)	(129,243)
Sales	—	—	(44,099)	—	(44,099)
Purchases	8,061,222	1,606,942	14,289,080	172,308	24,129,552
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of May 31, 2012	$8,039,912	$1,612,865	$14,141,878	$168,391	$23,963,046

*Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2012 was $(129,243) which is comprised of Corporate Bonds & Notes of $(17,633), Residential Mortgage-Backed Securities - Non-Agency of $5,994, Asset-Backed Securities - Non-Agency of $(113,306) and Foreign Government Obligations of $(4,298).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain corporate bonds, residential mortgage backed securities, asset backed securities and foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios Multi-Manager Small Cap Equity Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.1%
CONSUMER DISCRETIONARY 14.7%
Auto Components 0.9%
Cooper Tire & Rubber Co.	41,957	$649,495
Dana Holding Corp.	62,538	833,006
Tenneco, Inc. (a)	29,814	809,450
Tower International, Inc. (a)	82,268	1,041,513
Total		3,333,464
Automobiles 0.6%
Tesla Motors, Inc. (a)	20,642	608,939
Thor Industries, Inc.	44,320	1,362,840
Total		1,971,779
Distributors 0.2%
Pool Corp.	22,780	842,177
Diversified Consumer Services 1.9%
Bridgepoint Education, Inc. (a)	57,586	1,128,110
Coinstar, Inc. (a)	9,799	601,953
Grand Canyon Education, Inc. (a)	181,010	3,279,901
Steiner Leisure Ltd. (a)	16,540	758,028
Stewart Enterprises, Inc., Class A	172,762	1,065,941
Total		6,833,933
Hotels, Restaurants & Leisure 2.2%
Bally Technologies, Inc. (a)	12,771	594,490
Domino’s Pizza, Inc.	15,015	461,111
Gaylord Entertainment Co. (a)	48,175	1,828,241
Interval Leisure Group, Inc.	30,094	501,065
Life Time Fitness, Inc. (a)	12,170	521,606
Papa John’s International, Inc. (a)	17,730	824,800
Peet’s Coffee & Tea, Inc. (a)	45,290	2,698,378
Sonic Corp. (a)	65,815	561,402
Total		7,991,093
Household Durables 0.9%
Harman International Industries, Inc.	13,814	541,785
Helen of Troy Ltd. (a)	51,004	1,605,606
Jarden Corp.	15,173	616,782
KB Home	90,495	656,089
Total		3,420,262
Internet & Catalog Retail 0.3%
Shutterfly, Inc. (a)	42,530	1,172,552
Leisure Equipment & Products 0.3%
Arctic Cat, Inc. (a)	14,573	526,960
Leapfrog Enterprises, Inc. (a)	59,429	619,250
Total		1,146,210

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media 0.4%
Carmike Cinemas, Inc. (a)	41,253	$583,317
Pandora Media, Inc. (a)	46,974	504,501
Scholastic Corp.	18,669	503,130
Total		1,590,948
Specialty Retail 5.8%
Asbury Automotive Group, Inc. (a)	23,740	634,570
Ascena Retail Group, Inc. (a)	29,209	552,926
Cato Corp. (The), Class A	29,264	839,877
Chico’s FAS, Inc.	107,050	1,564,001
Express, Inc. (a)	53,000	980,500
Finish Line, Inc., Class A (The)	28,794	593,732
Francesca’s Holdings Corp. (a)	109,440	2,567,462
Genesco, Inc. (a)	34,817	2,315,331
GNC Holdings, Inc., Class A	48,763	1,878,838
Lithia Motors, Inc., Class A	22,918	559,658
Mattress Firm Holding Corp. (a)	13,245	453,376
Men’s Wearhouse, Inc. (The)	18,809	676,936
Pier 1 Imports, Inc.	88,658	1,445,125
Select Comfort Corp. (a)	21,843	597,624
Sonic Automotive, Inc., Class A	71,986	1,071,872
Vitamin Shoppe, Inc. (a)	85,761	4,246,885
Total		20,978,713
Textiles, Apparel & Luxury Goods 1.2%
Carter’s, Inc. (a)	11,917	642,684
Movado Group, Inc.	22,918	634,829
Oxford Industries, Inc.	13,024	599,755
Tumi Holdings, Inc. (a)	134,610	2,322,022
Total		4,199,290
TOTAL CONSUMER DISCRETIONARY		53,480,421
CONSUMER STAPLES 2.3%
Food & Staples Retailing 0.9%
Andersons, Inc. (The)	15,000	653,250
Fresh Market, Inc. (The) (a)	12,107	703,659
Harris Teeter Supermarkets, Inc.	24,680	926,240
Weis Markets, Inc.	24,130	1,053,033
Total		3,336,182
Food Products 1.1%
Dean Foods Co. (a)	131,431	2,055,581
Hain Celestial Group, Inc. (The) (a)	11,949	663,050
Sanderson Farms, Inc.	23,447	1,288,178
Total		4,006,809

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 0.3%
Nu Skin Enterprises, Inc., Class A	24,500	$1,050,560
TOTAL CONSUMER STAPLES		8,393,551
ENERGY 5.6%
Energy Equipment & Services 2.7%
Core Laboratories NV	21,810	2,789,499
Hornbeck Offshore Services, Inc. (a)	53,462	1,785,096
Key Energy Services, Inc. (a)	102,835	1,019,095
Mitcham Industries, Inc. (a)	32,370	611,793
OYO Geospace Corp. (a)	36,726	3,407,805
Total		9,613,288
Oil, Gas & Consumable Fuels 2.9%
Berry Petroleum Co., Class A	21,880	851,351
Bonanza Creek Energy, Inc. (a)	28,987	494,518
Cheniere Energy, Inc. (a)	41,411	581,410
Georesources, Inc. (a)	88,120	3,145,884
Kodiak Oil & Gas Corp. (a)	59,366	481,458
Midstates Petroleum Co., Inc. (a)	86,000	1,233,240
Renewable Energy Group, Inc. (a)	54,223	376,308
Rosetta Resources, Inc. (a)	14,067	544,252
Sanchez Energy Corp. (a)	33,350	805,403
Swift Energy Co. (a)	70,336	1,400,390
Targa Resources Corp.	14,415	639,161
Total		10,553,375
TOTAL ENERGY		20,166,663
FINANCIALS 20.5%
Capital Markets 1.0%
Apollo Investment Corp.	76,697	570,626
Financial Engines, Inc. (a)	97,152	2,038,249
GAMCO Investors, Inc., Class A	15,400	639,254
Medley Capital Corp.	41,933	463,779
Total		3,711,908
Commercial Banks 6.3%
Associated Banc-Corp.	58,592	741,775
BancorpSouth, Inc.	45,836	618,328
Citizens Republic Bancorp, Inc. (a)	45,658	742,399
Community Bank System, Inc.	54,053	1,438,350
Community Trust Bancorp, Inc.	22,330	737,560
East West Bancorp, Inc.	56,764	1,270,946
FNB Corp.	117,232	1,245,004
Iberiabank Corp.	25,501	1,236,543
Independent Bank Corp.	50,183	1,356,446

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
National Penn Bancshares, Inc.	104,067	$927,237
Old National Bancorp	85,340	989,091
Prosperity Bancshares, Inc.	33,730	1,440,946
Sandy Spring Bancorp, Inc.	95,226	1,694,070
Sterling Bancorp	141,981	1,292,027
Susquehanna Bancshares, Inc.	111,785	1,076,489
SVB Financial Group (a)	26,981	1,609,686
Texas Capital Bancshares, Inc. (a)	40,500	1,570,590
Umpqua Holdings Corp.	119,290	1,530,491
Webster Financial Corp.	32,880	666,478
WesBanco, Inc.	35,114	713,868
Total		22,898,324
Diversified Financial Services 1.0%
FX Alliance, Inc. (a)	188,220	3,098,101
MarkeTaxess Holdings, Inc.	17,829	575,699
Total		3,673,800
Insurance 4.9%
Alterra Capital Holdings Ltd.	98,026	2,177,158
American Equity Investment Life Holding Co.	84,735	896,496
AMERISAFE, Inc. (a)	54,299	1,487,250
Amtrust Financial Services, Inc.	193,567	5,565,051
Argo Group International Holdings Ltd.	29,235	817,995
First American Financial Corp.	66,990	1,055,762
Hanover Insurance Group, Inc. (The)	27,960	1,090,720
Maiden Holdings Ltd.	93,250	759,055
National Financial Partners Corp. (a)	94,608	1,258,286
Platinum Underwriters Holdings Ltd.	25,800	936,540
ProAssurance Corp.	6,638	585,073
Symetra Financial Corp.	106,949	1,208,524
Total		17,837,910
Real Estate Investment Trusts (REITs) 5.3%
American Assets Trust, Inc.	65,816	1,486,783
BioMed Realty Trust, Inc.	120,123	2,168,220
Brandywine Realty Trust	89,155	1,001,211
Capstead Mortgage Corp.	54,297	747,670
CBL & Associates Properties, Inc.	57,733	1,008,018
Colonial Properties Trust	42,080	892,517
Colony Financial, Inc.	54,990	923,832
Cousins Properties, Inc.	121,130	876,981
CubeSmart	123,403	1,395,688
First Industrial Realty Trust, Inc. (a)	106,948	1,275,890
Glimcher Realty Trust	37,640	346,288
Hersha Hospitality Trust	154,180	821,779
Highwoods Properties, Inc.	24,680	796,177

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.	33,731	$1,548,590
LaSalle Hotel Properties	42,772	1,179,652
MFA Financial, Inc.	86,382	658,231
Omega Healthcare Investors, Inc.	34,964	738,090
Post Properties, Inc.	13,119	635,091
Sun Communities, Inc.	19,020	783,814
Total		19,284,522
Thrifts & Mortgage Finance 2.0%
EverBank Financial Corp. (a)	81,080	901,610
Flushing Financial Corp.	49,361	636,757
Nationstar Mortgage Holdings, Inc. (a)	37,997	728,402
Northwest Bancshares, Inc.	119,289	1,368,245
Ocwen Financial Corp. (a)	47,606	763,124
Oritani Financial Corp.	70,744	968,485
Provident Financial Services, Inc.	70,690	986,126
Radian Group, Inc.	176,878	438,657
United Financial Bancorp, Inc.	18,042	248,619
Total		7,040,025
TOTAL FINANCIALS		74,446,489
HEALTH CARE 11.9%
Biotechnology 2.2%
Affymax, Inc. (a)	69,386	981,118
Alkermes PLC (a)	39,356	614,741
Ariad Pharmaceuticals, Inc. (a)	59,998	994,167
Cepheid, Inc. (a)	20,737	784,481
Cubist Pharmaceuticals, Inc. (a)	21,464	861,135
Genomic Health, Inc. (a)	17,797	601,360
Incyte Corp., Ltd. (a)	39,261	836,652
Medivation, Inc. (a)	8,661	729,516
Onyx Pharmaceuticals, Inc. (a)	16,501	755,416
Pharmacyclics, Inc. (a)	32,338	1,016,060
Total		8,174,646
Health Care Equipment & Supplies 4.2%
ABIOMED, Inc. (a)	206,817	4,204,590
Align Technology, Inc. (a)	18,745	585,406
Analogic Corp.	9,673	637,838
CONMED Corp.	46,481	1,245,226
Cooper Companies, Inc. (The)	9,872	840,897
Cyberonics, Inc. (a)	81,940	3,158,787
Cynosure Inc., Class A (a)	27,818	548,571
Endologix, Inc. (a)	46,816	636,229
HeartWare International, Inc. (a)	7,113	578,785
ICU Medical, Inc. (a)	45,281	2,329,707

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc. (a)	49,440	$511,704
Total		15,277,740
Health Care Providers & Services 1.9%
Air Methods Corp. (a)	6,480	590,652
Centene Corp. (a)	26,325	951,385
Healthsouth Corp. (a)	28,671	548,763
Kindred Healthcare, Inc. (a)	97,153	803,455
Metropolitan Health Networks, Inc. (a)	84,417	734,428
Vanguard Health Systems, Inc. (a)	65,815	506,776
VCA Antech, Inc. (a)	48,000	1,033,920
WellCare Health Plans, Inc. (a)	31,789	1,795,125
Total		6,964,504
Health Care Technology 0.9%
Vocera Communications, Inc. (a)	128,433	3,101,657
Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A (a)	6,850	682,329
ICON PLC, ADR (a)	31,420	674,587
Luminex Corp. (a)	151,970	3,366,136
PAREXEL International Corp. (a)	48,537	1,298,850
Total		6,021,902
Pharmaceuticals 1.0%
Akorn, Inc. (a)	50,451	688,656
Questcor Pharmaceuticals, Inc. (a)	15,331	634,703
Salix Pharmaceuticals Ltd. (a)	11,823	612,550
Santarus, Inc. (a)	85,192	567,379
Vivus, Inc. (a)	39,356	975,635
Total		3,478,923
TOTAL HEALTH CARE		43,019,372
INDUSTRIALS 17.6%
Aerospace & Defense 1.2%
Hexcel Corp. (a)	149,702	3,649,735
Triumph Group, Inc.	9,452	565,607
Total		4,215,342
Air Freight & Logistics 0.2%
Pacer International, Inc. (a)	128,000	721,920
Airlines 0.9%
Alaska Air Group, Inc. (a)	31,262	1,072,287
Spirit Airlines, Inc. (a)	25,668	529,017
U.S. Airways Group, Inc. (a)	130,012	1,718,759
Total		3,320,063

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 0.4%
AO Smith Corp.	12,613	$582,216
USG Corp. (a)	54,728	843,906
Total		1,426,122
Commercial Services & Supplies 3.7%
ACCO Brands Corp. (a)	51,589	470,492
Cenveo, Inc. (a)	189,218	393,574
Deluxe Corp.	64,670	1,495,170
Geo Group, Inc. (The) (a)	73,067	1,589,938
Healthcare Services Group, Inc.	36,859	720,594
Herman Miller, Inc.	59,230	1,094,570
Portfolio Recovery Associates, Inc. (a)	60,850	4,205,344
Sykes Enterprises, Inc. (a)	67,600	1,017,380
TMS International Corp., Class A (a)	77,044	855,188
Unifirst Corp.	11,570	662,035
United Stationers, Inc.	40,308	1,017,777
Total		13,522,062
Construction & Engineering 0.5%
EMCOR Group, Inc.	50,275	1,375,021
URS Corp.	13,213	477,914
Total		1,852,935
Electrical Equipment 0.2%
Brady Corp., Class A	33,118	908,758
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.	11,064	575,107
Machinery 4.6%
Chart Industries, Inc. (a)	11,254	702,925
Colfax Corp. (a)	17,544	497,021
Commercial Vehicle Group, Inc. (a)	300,130	2,620,135
ITT Corp.	24,277	498,407
Middleby Corp. (a)	36,724	3,755,763
Mueller Industries, Inc.	27,037	1,148,532
NACCO Industries, Inc., Class A	7,240	759,693
Robbins & Myers, Inc.	25,502	1,162,636
Snap-On, Inc.	17,060	1,032,301
Titan International, Inc.	28,260	633,024
Toro Co. (The)	7,410	552,119
Trinity Industries, Inc.	31,673	782,323
Valmont Industries, Inc.	7,334	839,743
Wabash National Corp. (a)	153,000	1,064,880
Woodward, Inc.	12,328	464,889
Total		16,514,391

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 1.7%
Advisory Board Co. (The) (a)	43,179	$4,182,750
Navigant Consulting, Inc. (a)	98,721	1,181,690
On Assignment, Inc. (a)	43,023	716,763
Total		6,081,203
Road & Rail 2.0%
Amerco, Inc.	6,227	523,815
Avis Budget Group, Inc. (a)	40,051	594,757
Heartland Express, Inc.	77,650	1,105,736
Old Dominion Freight Line, Inc. (a)	12,866	560,443
RailAmerica, Inc. (a)	30,031	715,339
Saia, Inc. (a)	30,726	664,603
Swift Transportation Co. (a)	74,042	785,586
Werner Enterprises, Inc.	101,218	2,463,646
Total		7,413,925
Trading Companies & Distributors 2.0%
Beacon Roofing Supply, Inc. (a)	84,760	2,106,286
Houston Wire & Cable Co.	65,813	750,268
Textainer Group Holdings Ltd.	32,500	1,068,275
Titan Machinery, Inc. (a)	54,713	1,687,896
United Rentals, Inc. (a)	35,075	1,211,842
WESCO International, Inc. (a)	9,578	569,795
Total		7,394,362
TOTAL INDUSTRIALS		63,946,190
INFORMATION TECHNOLOGY 16.9%
Communications Equipment 0.5%
Ciena Corp. (a)	86,000	1,165,300
Procera Networks, Inc. (a)	28,513	595,922
Total		1,761,222
Computers & Peripherals 0.6%
Diebold, Inc.	14,225	526,467
NCR Corp. (a)	26,680	571,486
QLogic Corp. (a)	76,990	1,047,834
Total		2,145,787
Electronic Equipment, Instruments & Components 3.1%
Anixter International, Inc.	35,340	2,032,403
Brightpoint, Inc. (a)	52,146	253,951
Electro Scientific Industries, Inc.	70,150	773,754
Elster Group SE, ADR (a)	94,609	1,346,286
FARO Technologies, Inc. (a)	10,527	485,611
FEI Co. (a)	82,672	3,783,897
OSI Systems, Inc. (a)	10,242	653,644
Rofin-Sinar Technologies, Inc. (a)	26,600	528,010

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Rogers Corp. (a)	25,502	$1,027,986
TTM Technologies, Inc. (a)	59,644	551,111
Total		11,436,653
Internet Software & Services 0.9%
Liquidity Services, Inc. (a)	17,829	1,139,095
Saba Software, Inc. (a)	96,664	807,144
Synacor, Inc. (a)	46,500	683,550
Web.com Group, Inc. (a)	45,362	722,163
Total		3,351,952
IT Services 2.3%
Booz Allen Hamilton Holdings Corp.	72,094	1,168,644
Cardtronics, Inc. (a)	58,085	1,627,542
FleetCor Technologies, Inc. (a)	17,418	660,142
Global Cash Access Holdings, Inc. (a)	268,300	1,891,515
Heartland Payment Systems, Inc.	20,516	598,657
MAXIMUS, Inc.	14,099	641,645
NeuStar, Inc., Class A (a)	56,918	1,831,621
Total		8,419,766
Semiconductors & Semiconductor Equipment 3.8%
Cirrus Logic, Inc. (a)	74,344	2,135,160
Fairchild Semiconductor International, Inc. (a)	57,589	760,751
FSI International, Inc. (a)	114,654	398,996
IXYS Corp. (a)	90,494	937,518
Kulicke & Soffa Industries, Inc. (a)	98,722	1,038,555
Lattice Semiconductor Corp. (a)	200,020	914,091
Mellanox Technologies Ltd. (a)	55,270	3,341,071
Micrel, Inc.	82,268	805,404
Microsemi Corp. (a)	27,913	492,944
Power Integrations, Inc.	14,225	580,522
Silicon Image, Inc. (a)	156,308	690,881
Teradyne, Inc. (a)	45,204	653,198
Ultra Clean Holdings (a)	60,537	360,801
Volterra Semiconductor Corp. (a)	19,441	540,071
Total		13,649,963
Software 5.7%
ACI Worldwide, Inc. (a)	14,889	568,611
Aspen Technology, Inc. (a)	38,123	842,518
BroadSoft, Inc. (a)	90,520	2,472,101
CommVault Systems, Inc. (a)	15,679	734,875
Envivio, Inc. (a)	67,000	562,130
EPIQ Systems, Inc.	63,486	700,251
Fortinet, Inc. (a)	28,039	595,829
Jive Software, Inc. (a)	58,283	976,240

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Manhattan Associates, Inc. (a)	12,581	$597,598
Mentor Graphics Corp. (a)	118,331	1,668,467
MicroStrategy, Inc., Class A (a)	21,890	2,670,142
Netscout Systems, Inc. (a)	30,717	615,876
NetSuite, Inc. (a)	12,708	596,259
SolarWinds, Inc. (a)	16,975	778,473
Sourcefire, Inc. (a)	76,917	4,242,742
Tangoe, Inc. (a)	28,355	547,535
Tyler Technologies, Inc. (a)	16,849	628,468
Ultimate Software Group, Inc. (a)	9,452	759,279
Total		20,557,394
TOTAL INFORMATION TECHNOLOGY		61,322,737
MATERIALS 3.1%
Chemicals 1.1%
American Vanguard Corp.	26,016	701,131
Cytec Industries, Inc.	21,847	1,320,870
Koppers Holdings, Inc.	19,791	694,862
PolyOne Corp.	84,950	1,123,888
Total		3,840,751
Containers & Packaging 0.2%
Boise, Inc.	125,304	864,598
Metals & Mining 1.0%
Haynes International, Inc.	9,230	470,730
Metals U.S.A. Holdings Corp. (a)	82,268	1,194,531
Reliance Steel & Aluminum Co.	16,160	762,914
RTI International Metals, Inc. (a)	33,285	698,652
Worthington Industries, Inc.	38,996	633,685
Total		3,760,512
Paper & Forest Products 0.8%
Neenah Paper, Inc.	61,998	1,615,668
Schweitzer-Mauduit International, Inc.	18,510	1,238,319
Total		2,853,987
TOTAL MATERIALS		11,319,848
UTILITIES 2.5%
Electric Utilities 1.1%
Cleco Corp.	20,700	845,388
Pinnacle West Capital Corp.	14,140	698,233
Portland General Electric Co.	26,260	660,439
UIL Holdings Corp.	49,248	1,665,075
Total		3,869,135

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 0.8%
New Jersey Resources Corp.	38,374	$1,610,941
South Jersey Industries, Inc.	28,793	1,393,869
Total		3,004,810
Multi-Utilities 0.6%
Avista Corp.	64,484	1,638,538
Vectren Corp.	19,640	575,845
Total		2,214,383
TOTAL UTILITIES		9,088,328
Total Common Stocks (Cost: $366,824,811)		$345,183,599

	Shares	Value

Money Market Funds 5.3%
Columbia Short-Term Cash Fund, 0.161% (b)(c)	19,076,048	$19,076,048
Total Money Market Funds (Cost: $19,076,048)		$19,076,048
Total Investments (Cost: $385,900,859) (d)		$364,259,647(e	)
Other Assets & Liabilities, Net		(1,534,876)
Net Assets		$362,724,771

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	—	253,911,372	(234,835,324)	—	19,076,048	3,930	19,076,048

(c)                                    The rate shown is the seven-day current annualized yield at May 31, 2012.

(d)                                     At May 31, 2012, the cost of securities for federal income tax purposes was approximately $385,901,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,610,000
Unrealized Depreciation	(27,251,000)
Net Unrealized Depreciation	$(21,641,000)

(e)                                     Securities are valued using policies described below:

Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Abbreviation Legend

ADR                          American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2012:

	Fair Value at May 31, 2012
Description	Level 1	Level 2	Level 3
	quoted prices in	other significant	significant
	active markets for	observable	unobservable
	identical assets ($)	inputs ($)	inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	53,480,421	—	—	53,480,421
Consumer Staples	8,393,551	—	—	8,393,551
Energy	20,166,663	—	—	20,166,663
Financials	74,446,489	—	—	74,446,489
Health Care	43,019,372	—	—	43,019,372
Industrials	63,946,190	—	—	63,946,190
Information Technology	61,322,737	—	—	61,322,737
Materials	11,319,848	—	—	11,319,848
Utilities	9,088,328	—	—	9,088,328
Total Equity Securities	345,183,599	—	—	345,183,599

Other
Money Market Funds	19,076,048	—	—	19,076,048
Total Other	19,076,048	—	—	19,076,048
Total	364,259,647	—	—	364,259,647

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Balanced Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 61.9%
CONSUMER DISCRETIONARY 5.0%
Auto Components 1.5%
Delphi Automotive PLC (a)	130,768	$3,796,195
Johnson Controls, Inc.	423,851	12,774,869
Total		16,571,064
Media 2.8%
Comcast Corp., Class A	485,889	14,047,051
Discovery Communications, Inc., Class A (a)	119,554	5,989,655
Viacom, Inc., Class B	237,891	11,354,538
Total		31,391,244
Specialty Retail 0.7%
Home Depot, Inc. (The)	172,553	8,513,765
TOTAL CONSUMER DISCRETIONARY		56,476,073

CONSUMER STAPLES 7.2%
Beverages 2.0%
Diageo PLC, ADR	70,231	6,695,824
PepsiCo, Inc.	229,540	15,574,289
Total		22,270,113
Food & Staples Retailing 1.1%
CVS Caremark Corp.	289,266	12,999,614

Food Products 1.2%
Kraft Foods, Inc., Class A	360,287	13,788,183

Household Products 1.0%
Procter & Gamble Co. (The)	188,388	11,734,688

Personal Products 0.2%
Herbalife Ltd.	38,539	1,726,162

Tobacco 1.7%
Philip Morris International, Inc.	228,906	19,344,846
TOTAL CONSUMER STAPLES		81,863,606

ENERGY 6.2%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.(b)	125,943	5,255,601
National Oilwell Varco, Inc.	68,734	4,587,995
Weatherford International Ltd. (a)	323,933	3,890,435
Total		13,734,031

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 5.0%
Apache Corp.	71,015	$5,779,201
Chevron Corp.	168,678	16,582,734
ConocoPhillips	187,617	9,786,103
Devon Energy Corp.	101,919	6,066,219
Exxon Mobil Corp.	243,316	19,131,937
Total		57,346,194
TOTAL ENERGY		71,080,225
FINANCIALS 9.4%
Capital Markets 3.2%
BlackRock, Inc.	78,428	13,395,502
Goldman Sachs Group, Inc. (The)	68,235	6,530,090
Invesco Ltd.	337,007	7,329,902
State Street Corp.	230,048	9,480,278
Total		36,735,772
Commercial Banks 1.3%
Wells Fargo & Co.	457,946	14,677,169
Diversified Financial Services 1.8%
Citigroup, Inc.	82,377	2,183,815
JPMorgan Chase & Co.	555,921	18,428,781
Total		20,612,596
Insurance 3.1%
Berkshire Hathaway, Inc., Class B (a)	342,788	27,203,656
Aon PLC	165,079	7,676,173
Total		34,879,829
TOTAL FINANCIALS		106,905,366
HEALTH CARE 8.5%
Biotechnology 0.3%
Celgene Corp. (a)	48,989	3,343,499
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	162,756	8,238,709
Covidien PLC	153,708	7,959,000
Total		16,197,709
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	163,280	6,756,526
CIGNA Corp.	124,889	5,483,876
Express Scripts Holding Co. (a)	138,639	7,235,570
WellPoint, Inc.	106,382	7,169,083
Total		26,645,055

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 4.4%
Abbott Laboratories	200,647	$12,397,978
Johnson & Johnson	251,032	15,671,928
Merck & Co., Inc.	246,316	9,256,555
Pfizer, Inc.	597,527	13,067,916
Total		50,394,377
TOTAL HEALTH CARE		96,580,640
INDUSTRIALS 7.4%
Aerospace & Defense 1.9%
Honeywell International, Inc.	237,276	13,206,782
United Technologies Corp.	122,751	9,097,077
Total		22,303,859
Air Freight & Logistics 0.3%
FedEx Corp.	41,372	3,687,900
Electrical Equipment 0.2%
Polypore International, Inc. (a)(b)	51,991	1,923,147
Industrial Conglomerates 3.5%
General Electric Co.	1,090,457	20,816,824
Tyco International Ltd.	350,928	18,655,333
Total		39,472,157
Professional Services 0.9%
Nielsen Holdings NV (a)	352,410	9,775,853
Road & Rail 0.5%
Union Pacific Corp.	47,005	5,236,357
Trading Companies & Distributors 0.1%
MRC Global, Inc. (a)(b)	82,539	1,713,510
TOTAL INDUSTRIALS		84,112,783
INFORMATION TECHNOLOGY 15.5%
Communications Equipment 1.3%
QUALCOMM, Inc.	257,332	14,747,697
Computers & Peripherals 4.2%
Apple, Inc. (a)	66,958	38,683,645
EMC Corp. (a)	340,367	8,117,753
NetApp, Inc. (a)	38,607	1,148,944
Total		47,950,342

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 3.8%
eBay, Inc. (a)	653,632	$25,615,838
Google, Inc., Class A (a)	30,417	17,668,019
Total		43,283,857
IT Services 2.9%
Cognizant Technology Solutions Corp., Class A (a)	96,460	5,618,795
International Business Machines Corp.	71,468	13,786,177
Mastercard, Inc., Class A	33,499	13,617,679
Total		33,022,651
Office Electronics 0.6%
Xerox Corp.	939,464	6,782,930
Semiconductors & Semiconductor Equipment 0.9%
Analog Devices, Inc.	19,843	721,690
Lam Research Corp. (a)(b)	68,993	2,573,439
Skyworks Solutions, Inc. (a)	284,717	7,647,498
Total		10,942,627
Software 1.8%
Electronic Arts, Inc. (a)	254,974	3,472,746
Microsoft Corp.	582,901	17,014,880
Total		20,487,626
TOTAL INFORMATION TECHNOLOGY		177,217,730
MATERIALS 1.6%
Chemicals 1.6%
Air Products & Chemicals, Inc.	33,271	2,629,740
Celanese Corp., Class A	89,426	3,560,049
Dow Chemical Co. (The)	163,775	5,086,851
EI du Pont de Nemours & Co.	140,485	6,779,806
Total		18,056,446
TOTAL MATERIALS		18,056,446
TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Sprint Nextel Corp. (a)	806,100	2,071,677
Vodafone Group PLC, ADR	237,424	6,360,589
Total		8,432,266
TOTAL TELECOMMUNICATION SERVICES		8,432,266

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.4%
Electric Utilities 0.4%
Exelon Corp.	109,723	$4,057,557
TOTAL UTILITIES		4,057,557
Total Common Stocks (Cost: $612,677,653)		$704,782,692

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 12.0%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured (c)
04/01/18	11.000%	179,000	$179,447
BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	79,000	80,382
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	104,000	107,640
03/15/21	7.125%	27,000	28,013
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	213,000	225,780
L-3 Communications Corp.
02/15/21	4.950%	1,100,000	1,186,941
Total			1,808,203
Automotive 0.1%
Allison Transmission, Inc. (c)
05/15/19	7.125%	64,000	66,720
Chrysler Group LLC/Co-Issuer, Inc. (b)
Secured
06/15/19	8.000%	105,000	105,262
06/15/21	8.250%	85,000	85,213
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	25,000	26,188
02/15/21	6.750%	90,000	96,075
Delphi Corp.
05/15/21	6.125%	19,000	20,235
Delphi Corp. (b)
05/15/19	5.875%	95,000	99,512
Ford Motor Credit Co. LLC Senior Unsecured
01/15/20	8.125%	155,000	196,856
Lear Corp.
03/15/18	7.875%	84,000	91,980
03/15/20	8.125%	17,000	18,998
Schaeffler Finance BV Senior Secured (c)
02/15/19	8.500%	90,000	94,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Visteon Corp.
04/15/19	6.750%	$212,000	$211,205
Total			1,113,194
Banking 2.0%
Abbey National Treasury Services PLC Bank Guaranteed (d)
04/25/14	2.046%	1,525,000	1,450,877
BB&T Corp. Senior Unsecured (d)
04/28/14	1.166%	1,500,000	1,507,184
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	840,000	877,041
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,600,000	1,886,461
Capital One Financial Corp. Senior Unsecured
06/01/15	5.500%	911,000	994,158
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,950,000	2,122,084
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,500,000	1,566,727
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	1,500,000	1,659,315
ING Bank NV Senior Unsecured (c)(d)
06/09/14	1.875%	1,400,000	1,380,817
KeyCorp Senior Unsecured
03/24/21	5.100%	1,300,000	1,468,960
Lloyds Banking Group PLC (c)(d)
11/29/49	6.267%	81,000	45,765
Lloyds TSB Bank PLC Bank Guaranteed
01/21/21	6.375%	1,300,000	1,402,201
Merrill Lynch & Co., Inc. Senior Unsecured
04/25/18	6.875%	675,000	741,712
Morgan Stanley Senior Unsecured
04/01/18	6.625%	1,600,000	1,624,054
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	62,000	64,945

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
U.S. Bank Subordinated Notes (d)
04/29/20	3.778%	$1,800,000	$1,888,709
Wachovia Corp. Subordinated Notes
08/01/14	5.250%	1,500,000	1,604,083
Total			22,285,093
Brokerage —%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	30,000	30,450
11/30/17	12.500%	128,000	146,880
Neuberger Berman Group LLC/Finance Corp. (c)
Senior Unsecured
03/15/20	5.625%	37,000	37,833
03/15/22	5.875%	56,000	57,400
Total			272,563
Building Materials —%
Building Materials Corp. of America Senior Notes (c)
05/01/21	6.750%	111,000	113,497
Gibraltar Industries, Inc.
12/01/15	8.000%	65,000	66,138
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	86,000	82,130
Nortek, Inc.
12/01/18	10.000%	10,000	10,550
04/15/21	8.500%	55,000	53,350
Total			325,665
Chemicals 0.2%
Celanese U.S. Holdings LLC
06/15/21	5.875%	25,000	26,063
Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	778,000	1,030,481
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	141,000	140,295
Hexion US Finance Corp. Senior Unsecured (c)
04/15/20	6.625%	111,000	112,110
Huntsman International LLC
03/15/21	8.625%	32,000	35,840
Ineos Finance PLC (c)
Senior Secured
05/15/15	9.000%	128,000	134,400
02/15/19	8.375%	88,000	90,420
05/01/20	7.500%	19,000	18,810

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
JM Huber Corp. Senior Unsecured (c)
11/01/19	9.875%	$80,000	$83,200
Koppers, Inc.
12/01/19	7.875%	14,000	14,945
LyondellBasell Industries NV (c)
11/15/21	6.000%	295,000	315,650
Senior Notes
04/15/24	5.750%	155,000	158,875
MacDermid, Inc. (c)
04/15/17	9.500%	84,000	87,360
Momentive Performance Materials, Inc. Secured
06/15/14	12.500%	48,000	50,280
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	57,000	63,697
Polypore International, Inc.
11/15/17	7.500%	114,000	119,130
Total			2,481,556
Construction Machinery 0.2%
CNH Capital LLC (c)
11/01/16	6.250%	169,000	176,182
Case New Holland, Inc.
12/01/17	7.875%	151,000	172,140
Caterpillar Financial Services Corp. Senior Unsecured (b)
06/01/22	2.850%	1,520,000	1,539,841
Columbus McKinnon Corp.
02/01/19	7.875%	87,000	91,785
Manitowoc Co., Inc. (The) (b)
11/01/20	8.500%	59,000	63,277
Neff Rental LLC/Finance Corp. Secured (c)
05/15/16	9.625%	84,000	83,370
UR Merger Sub Corp.
06/15/16	10.875%	9,000	10,013
12/15/19	9.250%	99,000	109,147
Senior Unsecured
11/15/19	10.250%	25,000	27,813
02/01/21	8.250%	38,000	40,185
UR Merger Sub Corp. (c)
05/15/20	7.375%	45,000	46,013
04/15/22	7.625%	114,000	116,565
Secured
07/15/18	5.750%	55,000	55,687
Xerium Technologies, Inc.
06/15/18	8.875%	50,000	37,750
Total			2,569,768

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured (c)
07/01/18	12.125%	$71,000	$71,799
Realogy Corp. Senior Secured (b)(c)
01/15/20	9.000%	54,000	54,000
Total			125,799
Consumer Products —%
Jarden Corp.
01/15/20	7.500%	53,000	57,505
Libbey Glass, Inc. (c)
05/15/20	6.875%	30,000	30,225
Spectrum Brands, Inc. Senior Unsecured (b)(c)
03/15/20	6.750%	22,000	22,275
Total			110,005
Diversified Manufacturing 0.3%
Actuant Corp. (c)
06/15/22	5.625%	40,000	40,900
Amsted Industries, Inc. Senior Notes (c)
03/15/18	8.125%	89,000	94,118
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	55,000	58,300
Ingersoll-Rand Global Holding Co., Ltd.
04/15/14	9.500%	235,000	268,497
Tomkins LLC/Inc. Secured
10/01/18	9.000%	136,000	149,430
Tyco International Ltd./Finance SA
12/15/19	7.000%	790,000	999,682
United Technologies Corp. Senior Unsecured (e)
06/01/42	4.500%	1,500,000	1,606,519
WireCo WorldGroup, Inc.
05/15/17	9.500%	53,000	55,120
Total			3,272,566
Electric 1.0%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	65,000	73,125
AES Corp. (The) (c)
Senior Unsecured
07/01/21	7.375%	116,000	125,280
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	1,000,000	1,074,245

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	$50,000	$55,552
Calpine Corp. Senior Secured (c)
02/15/21	7.500%	155,000	161,975
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	1,050,000	1,277,768
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	600,000	672,429
04/15/33	6.375%	340,000	441,116
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	985,000	1,164,065
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	36,000	33,480
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	700,000	858,964
KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	125,000	126,098
Nevada Power Co.
08/01/18	6.500%	860,000	1,064,975
Ohio Edison Co. Senior Unsecured
07/15/36	6.875%	750,000	994,717
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	975,000	1,219,276
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	650,000	929,360
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	900,000	940,373
Total			11,212,798
Entertainment —%
AMC Entertainment, Inc.
06/01/19	8.750%	46,000	49,220
12/01/20	9.750%	6,000	6,450
Cinemark U.S.A., Inc (b)
06/15/21	7.375%	14,000	14,980
Total			70,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 0.3%
ARAMARK Holdings Corp. Senior Unsecured PIK (c)
05/01/16	8.625%	$22,000	$22,495
Anheuser-Busch InBev Worldwide, Inc. (d)
07/14/14	0.827%	1,450,000	1,456,947
Bacardi Ltd. (c)
04/01/14	7.450%	95,000	105,532
Cott Beverages, Inc.
09/01/18	8.125%	9,000	9,697
Del Monte Corp.
02/15/19	7.625%	19,000	18,430
Kraft Foods Group, Inc. (c)(e)
06/04/42	5.000%	1,150,000	1,194,405
SABMiller PLC Senior Unsecured (c)
01/15/14	5.700%	985,000	1,055,733
Total			3,863,239
Gaming 0.1%
Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	61,000	48,190
Senior Secured
06/01/17	11.250%	81,000	86,063
Caesars Entertainment Operating Co., Inc. (b)(c)
Senior Secured
02/15/20	8.500%	108,000	107,595
Chester Downs & Marina LLC Senior Secured (c)
02/01/20	9.250%	57,000	58,710
MGM Resorts International
03/01/18	11.375%	93,000	107,182
Senior Secured
03/15/20	9.000%	82,000	89,790
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	8,000	8,820
ROC Finance LLC/Corp. Secured (c)
09/01/18	12.125%	114,000	127,395
Seminole Indian Tribe of Florida (c)
10/01/17	7.750%	65,000	69,875
Senior Secured
10/01/20	6.535%	51,000	51,118
Seneca Gaming Corp. (c)
12/01/18	8.250%	80,000	81,100
Tunica-Biloxi Gaming Authority Senior Unsecured (c)
11/15/15	9.000%	25,000	24,125
Total			859,963

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Distributors 0.1%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	$425,000	$502,734
Sempra Energy Senior Unsecured
06/01/16	6.500%	905,000	1,076,857
Total			1,579,591
Gas Pipelines 0.6%
El Paso LLC
Senior Unsecured
06/15/14	6.875%	18,000	19,246
06/01/18	7.250%	14,000	15,750
09/15/20	6.500%	260,000	284,700
01/15/32	7.750%	88,000	100,438
Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	900,000	955,436
Enterprise Products Operating LLC
02/01/41	5.950%	750,000	861,986
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	113,000	115,825
NiSource Finance Corp.
09/15/17	5.250%	1,080,000	1,207,813
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	39,000	42,705
12/01/18	6.875%	37,000	38,850
07/15/21	6.500%	97,000	99,910
Southern Natural Gas Co. LLC Senior Unsecured (c)
04/01/17	5.900%	975,000	1,123,720
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	168,000	170,520
TransCanada PipeLines Ltd. (d)
05/15/67	6.350%	245,000	251,615
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	870,000	1,045,422
Total			6,333,936
Health Care 0.5%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	11,068	11,511
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	122,000	128,100
CHS/Community Health Systems, Inc.
11/15/19	8.000%	105,000	107,231

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	$1,050,000	$1,128,351
ConvaTec Healthcare E SA Senior Unsecured (c)
12/15/18	10.500%	145,000	142,825
Emdeon, Inc. (c)
12/31/19	11.000%	84,000	93,240
Express Scripts Holding Co.
06/15/14	6.250%	1,032,000	1,126,971
Fresenius Medical Care U.S. Finance II, Inc. (c)
07/31/19	5.625%	27,000	26,798
01/31/22	5.875%	35,000	34,825
Fresenius Medical Care U.S. Finance, Inc. (c)
09/15/18	6.500%	37,000	38,573
02/15/21	5.750%	62,000	61,225
HCA, Inc.
02/15/22	7.500%	104,000	109,005
Senior Secured
02/15/20	6.500%	110,000	116,187
02/15/20	7.875%	57,000	62,557
09/15/20	7.250%	200,000	218,000
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	62,000	63,085
Health Management Associates, Inc. Senior Unsecured (c)
01/15/20	7.375%	59,000	60,475
Healthsouth Corp.
02/15/20	8.125%	63,000	67,410
09/15/22	7.750%	5,000	5,250
Hospira, Inc. Senior Unsecured
03/30/17	6.050%	750,000	847,227
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	66,000	62,040
Kinetic Concepts, Inc./KCI U.S.A., Inc. (c)
11/01/18	10.500%	77,000	77,770
11/01/19	12.500%	55,000	49,087
Multiplan, Inc. (c)
09/01/18	9.875%	140,000	148,400
PSS World Medical, Inc. (c)
03/01/22	6.375%	14,000	14,140
Physio-Control International, Inc. Senior Secured (c)
01/15/19	9.875%	70,000	74,200
Physiotherapy Associates Holdings, Inc. Senior Unsecured (c)
05/01/19	11.875%	21,000	21,053
Radnet Management, Inc.
04/01/18	10.375%	32,000	31,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Rural/Metro Corp. Senior Unsecured (c)
07/15/19	10.125%	$44,000	$41,800
STHI Holding Corp. Secured (c)
03/15/18	8.000%	46,000	48,300
United Surgical Partners International, Inc. Senior Unsecured (c)
04/01/20	9.000%	44,000	45,650
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	132,000	129,360
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/19	7.750%	52,000	50,960
Vanguard Health Holding Co. II LLC/Inc. (c)
02/01/19	7.750%	33,000	32,010
Wolverine Healthcare Analytics Senior Unsecured (c)(e)
06/01/20	10.625%	40,000	40,200
Total			5,315,496
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	41,000	43,870
CIGNA Corp. Senior Unsecured
02/15/42	5.375%	1,100,000	1,179,347
Total			1,223,217
Home Construction —%
KB Home (b)
03/15/20	8.000%	35,000	33,863
Meritage Homes Corp. (c)
04/01/22	7.000%	30,000	30,450
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	71,000	74,017
Taylor Morrison Communities, Inc./Monarch (c)
04/15/20	7.750%	65,000	66,950
Total			205,280
Independent Energy 0.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,030,000	1,167,898
Antero Resources Finance Corp.
12/01/17	9.375%	5,000	5,400
Antero Resources Finance Corp. (c)
08/01/19	7.250%	17,000	17,213
Canadian Natural Resources Ltd. Senior Unsecured
05/15/17	5.700%	1,000,000	1,172,838

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	$146,000	$152,570
Chaparral Energy, Inc.
10/01/20	9.875%	35,000	38,938
09/01/21	8.250%	112,000	118,720
Chaparral Energy, Inc. (c)
11/15/22	7.625%	54,000	55,215
Chesapeake Energy Corp. (b)
08/15/20	6.625%	261,000	247,950
02/15/21	6.125%	117,000	109,980
Cimarex Energy Co.
05/01/22	5.875%	53,000	54,325
Comstock Resources, Inc. (e)
06/15/20	9.500%	123,000	117,224
Concho Resources, Inc.
10/01/17	8.625%	83,000	90,470
01/15/21	7.000%	165,000	176,962
01/15/22	6.500%	19,000	19,855
Continental Resources, Inc.
10/01/19	8.250%	1,000	1,110
04/01/21	7.125%	119,000	130,900
Continental Resources, Inc. (c)
09/15/22	5.000%	142,000	140,580
EnCana Corp. Senior Unsecured (b)
11/15/21	3.900%	1,250,000	1,246,065
Everest Acquisition LLC/Finance, Inc. (b)(c)
Senior Unsecured
05/01/20	9.375%	102,000	104,550
Everest Acquisition LLC/Finance, Inc. (c)
Senior Secured
05/01/19	6.875%	71,000	72,775
Goodrich Petroleum Corp.
03/15/19	8.875%	36,000	34,200
Kodiak Oil & Gas Corp. (c)
12/01/19	8.125%	215,000	221,450
Laredo Petroleum, Inc.
02/15/19	9.500%	197,000	218,670
Laredo Petroleum, Inc. (c)
05/01/22	7.375%	23,000	23,230
MEG Energy Corp. (c)
03/15/21	6.500%	117,000	119,340
Nexen, Inc. Senior Unsecured
03/10/35	5.875%	1,025,000	1,065,358
Oasis Petroleum, Inc.
02/01/19	7.250%	109,000	112,270
11/01/21	6.500%	106,000	106,000
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	41,000	44,382
10/01/22	5.375%	47,000	46,060
Range Resources Corp.
05/01/18	7.250%	1,000	1,053

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
05/15/19	8.000%	$45,000	$49,050
08/01/20	6.750%	20,000	21,550
06/01/21	5.750%	98,000	100,940
08/15/22	5.000%	14,000	13,440
SM Energy Co. Senior Unsecured
11/15/21	6.500%	43,000	43,967
Southwestern Energy Co.
02/01/18	7.500%	770,000	925,868
Whiting Petroleum Corp.
10/01/18	6.500%	5,000	5,225
Woodside Finance Ltd. (c)
05/10/21	4.600%	1,075,000	1,159,863
Total			9,553,454
Integrated Energy 0.1%
Petro-Canada Senior Unsecured
05/15/18	6.050%	935,000	1,105,378

Life Insurance 0.4%
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	975,000	993,438
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	750,000	952,681
Metropolitan Life Global Funding I Senior Secured (c)
04/11/22	3.875%	1,225,000	1,275,402
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	1,050,000	1,194,549
Total			4,416,070
Lodging —%
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
12/01/19	7.150%	30,000	35,850
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	1,000	1,126
Total			36,976
Media Cable 0.2%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	57,000	59,993
04/30/20	8.125%	79,000	87,098
01/31/22	6.625%	76,000	77,805
CSC Holdings LLC
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
02/15/19	8.625%	$32,000	$35,680
CSC Holdings LLC (b)
Senior Unsecured
02/15/18	7.875%	35,000	37,975
CSC Holdings LLC (c)
Senior Unsecured
11/15/21	6.750%	40,000	40,500
Cablevision Systems Corp. Senior Unsecured (b)
04/15/20	8.000%	66,000	68,805
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	1,100,000	1,206,746
DISH DBS Corp.
09/01/19	7.875%	152,000	169,100
06/01/21	6.750%	115,000	118,737
DISH DBS Corp. (c)
07/15/22	5.875%	38,000	36,860
UPCB Finance VI Ltd. Senior Secured (c)
01/15/22	6.875%	54,000	53,206
Videotron Ltee
04/15/18	9.125%	36,000	39,330
Videotron Ltee (c)
07/15/22	5.000%	38,000	37,050
Total			2,068,885
Media Non-Cable 0.5%
AMC Networks, Inc. (c)
07/15/21	7.750%	90,000	99,900
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	126,000	135,450
Clear Channel Worldwide Holdings, Inc. (c)
03/15/20	7.625%	29,000	27,260
03/15/20	7.625%	185,000	176,675
Hughes Satellite Systems Corp.
06/15/21	7.625%	158,000	163,530
Senior Secured
06/15/19	6.500%	43,000	43,645
Intelsat Jackson Holdings SA (c)
10/15/20	7.250%	241,000	239,193
Intelsat Luxembourg SA PIK
02/04/17	11.500%	64,000	62,880
Lamar Media Corp. (c)
02/01/22	5.875%	69,000	69,431
NBCUniversal Media LLC Senior Unsecured
04/01/41	5.950%	1,100,000	1,310,479
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	79,000	82,555
National CineMedia LLC (c)
Senior Secured
04/15/22	6.000%	69,000	68,828

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
News America, Inc.
03/15/33	6.550%	$1,150,000	$1,295,696
Nielsen Finance LLC/Co.
10/15/18	7.750%	179,000	192,425
Salem Communications Corp. Secured
12/15/16	9.625%	74,000	81,030
Sinclair Television Group, Inc. Secured (c)
11/01/17	9.250%	113,000	124,300
TCM Sub LLC (c)
01/15/15	3.550%	1,140,000	1,207,107
Univision Communications, Inc. (c)
05/15/21	8.500%	73,000	70,263
Senior Secured
11/01/20	7.875%	114,000	116,565
XM Satellite Radio, Inc. (c)
11/01/18	7.625%	123,000	130,841
Total			5,698,053
Metals 0.3%
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	107,000	96,032
06/01/21	6.250%	7,000	6,283
ArcelorMittal Senior Unsecured (b)
03/01/21	5.500%	1,275,000	1,214,148
Arch Coal, Inc. (b)(c)
06/15/19	7.000%	69,000	59,168
06/15/21	7.250%	14,000	11,970
CONSOL Energy, Inc.
04/01/17	8.000%	15,000	15,038
04/01/20	8.250%	125,000	125,000
Calcipar SA Senior Secured (c)
05/01/18	6.875%	130,000	130,325
FMG Resources August 2006 Proprietary Ltd. (b)(c)
02/01/16	6.375%	113,000	110,457
Senior Unsecured
04/01/22	6.875%	61,000	58,713
FMG Resources August 2006 Proprietary Ltd. (c)
02/01/18	6.875%	13,000	12,773
11/01/19	8.250%	119,000	124,355
Inmet Mining Corp. Senior Notes (c)
06/01/20	8.750%	163,000	158,925
JMC Steel Group Senior Notes (c)
03/15/18	8.250%	117,000	118,170
Novelis, Inc.
12/15/17	8.375%	45,000	47,475
Peabody Energy Corp. (b)(c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
11/15/21	6.250%	$72,000	$71,820
Peabody Energy Corp. (c)
11/15/18	6.000%	67,000	66,832
Rain CII Carbon LLC/Corp. Senior Secured (c)
12/01/18	8.000%	83,000	86,942
Vale Overseas Ltd.
01/23/17	6.250%	1,045,000	1,177,833
Total			3,692,259
Non-Captive Consumer —%
SLM Corp.
Senior Notes
01/25/16	6.250%	50,000	50,625
Senior Unsecured
03/25/20	8.000%	97,000	99,282
01/25/22	7.250%	92,000	90,048
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	153,000	120,105
Total			360,060
Non-Captive Diversified 0.4%
Ally Financial, Inc.
03/15/20	8.000%	448,000	505,120
09/15/20	7.500%	112,000	122,920
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	204,000	200,940
05/15/20	5.375%	60,000	57,600
CIT Group, Inc. (b)(c)
Senior Secured
04/01/18	6.625%	45,000	46,688
CIT Group, Inc. (c)
Senior Unsecured
02/15/19	5.500%	236,000	230,100
General Electric Capital Corp. Senior Unsecured (b)
10/17/21	4.650%	3,100,000	3,405,889
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	80,000	89,600
05/15/19	6.250%	121,000	121,000
International Lease Finance Corp. (b)
Senior Unsecured
12/15/20	8.250%	133,000	148,295
01/15/22	8.625%	49,000	55,860
Total			4,984,012
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	214,000	221,490

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Green Field Energy Services, Inc. Senior Secured (c)
11/15/16	13.000%	$127,000	$124,460
Offshore Group Investments Ltd.
Senior Secured
08/01/15	11.500%	197,000	209,805
Offshore Group Investments Ltd. (c)
Senior Secured
08/01/15	11.500%	63,000	67,095
Weatherford International Ltd.
03/15/13	5.150%	5,000	5,151
Weatherford International, Inc.
06/15/37	6.800%	935,000	1,059,391
Total			1,687,392
Other Industry —%
Interline Brands, Inc.
11/15/18	7.000%	55,000	56,650

Packaging 0.1%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (c)
10/15/20	9.125%	55,000	56,650
Ardagh Packaging Finance PLC Senior Secured (c)
10/15/17	7.375%	69,000	73,485
Berry Plastics Corp. Secured
01/15/21	9.750%	65,000	67,600
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	49,000	53,042
Greif, Inc. Senior Unsecured
02/01/17	6.750%	36,000	38,610
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	23,000	21,218
Senior Secured
10/15/16	7.750%	18,000	18,855
04/15/19	7.125%	19,000	19,523
08/15/19	7.875%	74,000	78,255
02/15/21	6.875%	172,000	174,580
Senior Unsecured
08/15/19	9.875%	168,000	167,580
08/15/19	9.875%	12,000	11,970
Total			781,368
Paper —%
Cascades, Inc.
12/15/17	7.750%	33,000	32,835
01/15/20	7.875%	40,000	39,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Paper (continued)
Graphic Packaging International, Inc.
10/01/18	7.875%	$24,000	$26,220
Total			98,255
Pharmaceuticals 0.2%
Endo Health Solutions, Inc.
01/15/22	7.250%	29,000	30,305
Grifols, Inc.
02/01/18	8.250%	127,000	135,096
Mylan, Inc. (c)
11/15/18	6.000%	66,000	68,145
Pharmaceutical Product Development, Inc. Senior Unsecured (c)
12/01/19	9.500%	30,000	31,950
Roche Holdings, Inc. (c)
03/01/19	6.000%	1,150,000	1,446,049
Total			1,711,545
Property & Casualty 0.5%
ACE INA Holdings, Inc.
03/15/18	5.800%	1,000,000	1,206,338
Berkshire Hathaway, Inc. Senior Unsecured (d)
08/15/14	1.167%	1,250,000	1,263,856
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	933,000	1,100,890
Liberty Mutual Group, Inc. (c)
06/01/21	5.000%	950,000	979,125
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	750,000	902,402
Total			5,452,611
Railroads 0.2%
CSX Corp. Senior Unsecured
10/30/20	3.700%	1,000,000	1,061,560
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	1,065,000	1,142,270
Total			2,203,830
Refining 0.1%
Phillips 66 (c)
05/01/42	5.875%	1,125,000	1,200,623

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs 0.3%
Boston Properties LP Senior Unsecured (e)
02/01/23	3.850%	$975,000	$972,845
Duke Realty LP Senior Unsecured
08/15/19	8.250%	650,000	806,008
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	775,000	819,990
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	955,000	1,185,979
Total			3,784,822
Retailers 0.2%
99 Cents Only Stores (c)
12/15/19	11.000%	44,000	46,970
AutoNation, Inc.
02/01/20	5.500%	35,000	35,263
Burlington Coat Factory Warehouse Corp. (b)
02/15/19	10.000%	102,000	105,315
CVS Pass-Through Trust Pass-Through Certificates (c)
01/10/32	7.507%	334,893	416,731
J Crew Group, Inc.
03/01/19	8.125%	23,000	23,086
Jo-Ann Stores, Inc. Senior Unsecured (c)
03/15/19	8.125%	94,000	91,885
Limited Brands, Inc.
04/01/21	6.625%	113,000	121,192
02/15/22	5.625%	80,000	80,600
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	750,000	908,308
Michaels Stores, Inc. (b)
11/01/16	11.375%	10,000	10,625
QVC, Inc. (c)
Senior Secured
10/01/19	7.500%	54,000	58,927
10/15/20	7.375%	96,000	104,640
Rite Aid Corp.
Senior Secured
08/15/20	8.000%	59,000	64,531
Senior Unsecured
02/15/27	7.700%	62,000	50,530
Rite Aid Corp. (b)(c)
03/15/20	9.250%	105,000	100,800
Rite Aid Corp. (c)
03/15/20	9.250%	31,000	29,683
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	23,000	23,259
Sally Holdings LLC/Capital, Inc. (c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
11/15/19	6.875%	$31,000	$32,938
Total			2,305,283
Supermarkets 0.1%
Kroger Co. (The)
07/15/40	5.400%	800,000	849,617

Technology 0.4%
Alliance Data Systems Corp. (b)(c)
04/01/20	6.375%	35,000	34,825
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%	5,000	4,700
Amkor Technology, Inc. (b)
Senior Unsecured
05/01/18	7.375%	77,000	77,000
Anixter, Inc.
05/01/19	5.625%	20,000	20,350
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	59,000	61,508
01/15/20	6.875%	27,000	29,430
CDW LLC/Finance Corp.
04/01/19	8.500%	53,000	54,458
Senior Secured
12/15/18	8.000%	99,000	104,940
CDW LLC/Finance Corp. (c)
04/01/19	8.500%	59,000	60,549
Cardtronics, Inc.
09/01/18	8.250%	118,000	130,095
CommScope, Inc. (c)
01/15/19	8.250%	56,000	57,610
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	55,000	58,850
First Data Corp.
01/15/21	12.625%	171,000	161,167
First Data Corp. (c)
Senior Secured
06/15/19	7.375%	107,000	107,000
08/15/20	8.875%	78,000	83,265
Freescale Semiconductor, Inc. (b)
08/01/20	10.750%	28,000	29,960
Freescale Semiconductor, Inc. (c)
Senior Secured
04/15/18	9.250%	75,000	78,937
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	1,050,000	1,067,233
Interactive Data Corp.
08/01/18	10.250%	111,000	122,932

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
NXP BV/Funding LLC Senior Secured (c)
08/01/18	9.750%	$118,000	$133,930
Oracle Corp. Senior Unsecured
04/15/38	6.500%	1,150,000	1,565,404
Total			4,044,143
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	30,000	31,050
03/15/20	9.750%	94,000	102,930
ERAC U.S.A. Finance LLC (c)
10/15/37	7.000%	910,000	1,107,283
Hertz Corp. (The)
10/15/18	7.500%	104,000	108,290
01/15/21	7.375%	36,000	37,755
Total			1,387,308
Wireless 0.3%
America Movil SAB de CV
11/15/17	5.625%	570,000	661,078
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (c)
05/01/17	7.750%	75,000	80,625
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	49,000	51,695
Cricket Communications, Inc. (b)
10/15/20	7.750%	52,000	47,580
MetroPCS Wireless, Inc.
11/15/20	6.625%	12,000	11,610
MetroPCS Wireless, Inc. (b)
09/01/18	7.875%	52,000	52,780
NII Capital Corp.
04/01/21	7.625%	49,000	41,283
Nextel Communications, Inc.
08/01/15	7.375%	73,000	71,357
Rogers Communications, Inc.
08/15/18	6.800%	860,000	1,061,964
SBA Telecommunications, Inc.
08/15/19	8.250%	109,000	118,265
Sprint Capital Corp.
11/15/28	6.875%	25,000	18,563
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	41,000	39,360
Sprint Nextel Corp. (b)(c)
Senior Unsecured
11/15/21	11.500%	71,000	74,905
Sprint Nextel Corp. (c)
11/15/18	9.000%	366,000	395,280
03/01/20	7.000%	42,000	42,315

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	$1,000,000	$1,050,763
Wind Acquisition Finance SA Senior Secured (c)
02/15/18	7.250%	137,000	117,820
Total			3,937,243
Wirelines 0.9%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,500,000	1,914,843
Deutsche Telekom International Finance BV
03/23/16	5.750%	985,000	1,109,085
Embarq Corp. Senior Unsecured
06/01/36	7.995%	1,100,000	1,127,082
France Telecom SA Senior Unsecured
09/14/16	2.750%	1,110,000	1,124,769
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	26,000	28,015
03/15/19	7.125%	48,000	46,200
04/15/20	8.500%	28,000	28,070
04/15/22	8.750%	20,000	20,150
Integra Telecom Holdings, Inc. Senior Secured (c)
04/15/16	10.750%	24,000	23,040
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	94,000	100,815
Level 3 Financing, Inc.
02/15/17	8.750%	81,000	83,632
02/01/18	10.000%	25,000	26,938
04/01/19	9.375%	59,000	62,687
07/01/19	8.125%	25,000	25,000
PAETEC Holding Corp.
12/01/18	9.875%	143,000	156,942
Senior Secured
06/30/17	8.875%	87,000	93,525
Telecom Italia Capital SA
07/18/36	7.200%	1,300,000	1,111,500
Telefonica Emisiones SAU
01/15/15	4.949%	1,410,000	1,361,385
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,520,000	1,904,586

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
tw telecom holdings, inc.
03/01/18	8.000%	$102,000	$110,670
Total			10,458,934
Total Corporate Bonds & Notes (Cost: $130,646,111)			$136,903,353

Residential Mortgage-Backed Securities - Agency 13.7%
Federal Home Loan Mortgage Corp. (d)(f)
08/01/36	2.510%	61,975	66,209
12/01/36	6.036%	50,669	55,171
Federal Home Loan Mortgage Corp. (e)(f)
06/01/42	3.500%	47,365,000	49,607,439
06/01/42	4.000%	13,475,000	14,294,027
06/01/42	5.000%	3,900,000	4,199,203
Federal Home Loan Mortgage Corp. (f)
03/01/17- 10/01/39	6.000%	7,169,862	7,914,405
12/01/17- 05/01/40	5.500%	8,620,559	9,376,725
08/01/18- 05/01/41	5.000%	13,665,130	14,741,252
06/01/32- 07/01/32	7.000%	878,640	1,027,114
08/01/32- 03/01/38	6.500%	194,917	220,078
05/01/39- 06/01/41	4.500%	19,743,574	21,116,705
CMO Series 1614 Class MZ
11/15/23	6.500%	42,302	47,679
CMO Series 2735 Class OG
08/15/32	5.000%	247,243	256,484
CMO Series 2872 Class GD
05/15/33	5.000%	700,000	726,703
CMO Series 3774 Class AB
12/15/20	3.500%	376,149	399,352
CMO Series 3792 Class QC
06/15/39	2.500%	532,237	547,677
CMO Series 3832 Class AC
10/15/18	3.000%	389,009	404,426
Federal National Mortgage Association (d)(f)
08/01/34	5.455%	168,788	181,617
04/01/36	2.300%	62,431	66,346
08/01/36	4.055%	48,190	50,546
Federal National Mortgage Association (e)(f)
06/01/42	3.500%	4,850,000	5,090,226
Federal National Mortgage Association (f)
03/01/17- 08/01/37	6.500%	1,904,366	2,166,366
09/01/17- 11/01/32	6.000%	1,132,498	1,260,455
08/01/18- 02/01/38	5.500%	5,140,620	5,624,267
12/01/20- 07/01/23	5.000%	690,251	751,009

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/01/31- 08/01/32	7.000%	$610,598	$724,344
05/01/40	4.500%	999,227	1,075,491
09/01/40	4.000%	8,189,380	8,725,784
CMO Series 2009-14 Class PC
03/25/24	4.000%	414,897	439,509
CMO Series 2011-3 Class EK
05/25/20	2.750%	633,537	657,159
Federal National Mortgage Association (f)(g)
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	779,046	131,675
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	175,965	14,813
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	35,490	1,081
Federal National Mortgage Association (f)(h)
10/01/40	4.500%	1,667,880	1,795,178
Government National Mortgage Association (f)
10/15/31- 05/15/32	7.000%	132,749	159,458
10/15/33	5.500%	532,069	597,331
02/15/34	5.000%	560,371	621,399
12/15/37	6.000%	217,442	244,520
02/15/39	4.500%	69,108	75,926
CMO Series 2009-100 Class AP
05/16/39	4.000%	161,639	170,313
Government National Mortgage Association (f)(g)
CMO IO Series 2002-70 Class IC
08/20/32	6.000%	221,547	27,137
Total Residential Mortgage-Backed Securities - Agency (Cost: $152,260,795)			$155,652,599

Residential Mortgage-Backed Securities - Non-Agency 0.2%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 1A1 (c)(f)
05/25/35	4.750%	473,882	477,554
SACO I, Inc. CMO Series 1995-1 Class A (c)(d)(f)(i)(j)
09/25/24	0.000%	5,130	1,693
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (c)(d)(f)
09/25/57	2.667%	1,091,790	1,090,493
Structured Asset Securities Corp. CMO Series 2003-14 Class 1A3 (f)
05/25/33	5.500%	173,068	179,898
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,742,878)			$1,749,638

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 2.6%
Federal National Mortgage Association CMO Series 2006-M2 Class A2A (d)(f)
10/25/32	5.271%	$2,778,336	$3,164,895
Government National Mortgage Association (d)(f)
CMO Series 2010-52 Class AE
06/16/36	4.115%	1,306,116	1,379,392
Government National Mortgage Association (e)(f)
Series 2012-79 Class A
03/16/44	2.345%	1,125,000	1,143,369
Government National Mortgage Association (f)
CMO Series 2007-13 Class C
06/16/40	5.020%	756,225	803,429
CMO Series 2009-71 Class A
04/16/38	3.304%	909,929	940,461
CMO Series 2010-159 Class A
01/16/33	2.159%	1,171,141	1,191,025
CMO Series 2010-161 Class AB
05/16/35	2.110%	320,011	325,045
CMO Series 2011-149 Class A
10/16/46	3.000%	1,986,168	2,095,229
CMO Series 2011-16 Class A
11/16/34	2.210%	1,015,943	1,033,158
CMO Series 2011-31 Class A
12/16/35	2.210%	704,028	717,370
CMO Series 2011-49 Class A
07/16/38	2.450%	757,546	777,799
CMO Series 2011-64 Class A
08/16/34	2.380%	3,991,844	4,070,806
CMO Series 2011-64 Class AD
11/16/38	2.700%	857,247	885,099
CMO Series 2011-78 Class A
08/16/34	2.250%	3,316,916	3,374,824
CMO Series 2012-25 Class A
11/16/42	2.575%	3,496,879	3,637,608
CMO Series 2012-45 Class A
03/16/40	2.830%	998,187	1,043,453
CMO Series 2012-55 Class A
08/16/33	1.704%	1,465,995	1,481,249
CMO Series 2012-58 Class A
01/16/40	2.500%	1,085,000	1,123,737
CMO Series 2012-9 Class A
05/16/39	3.220%	993,147	1,046,969
Total Commercial Mortgage-Backed Securities - Agency (Cost: $29,900,689)			$30,234,917

Commercial Mortgage-Backed Securities - Non-Agency 3.1%
Americold LLC Trust Series 2010-ARTA Class A1 (c)(f)
01/14/29	3.847%	402,063	437,308
Banc of America Merrill Lynch Commercial Mortgage, Inc. (f)
Series 2004-1 Class A4
11/10/39	4.760%	2,874,000	3,002,140
Series 2005-3 Class A3A
07/10/43	4.621%	425,000	427,861

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2005-3 Class A4
07/10/43	4.668%	$375,000	$407,481
Bear Stearns Commercial Mortgage Securities (d)(f)
Series 2005-T20 Class AAB
10/12/42	5.128%	619,215	645,128
Series 2007-T28 Class A4
09/11/42	5.742%	750,000	869,101
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (f)
12/11/49	5.322%	625,000	687,417
Commercial Mortgage Pass-Through Certificates (c)(f)
Series 2011-THL Class A
06/09/28	3.376%	1,891,851	1,926,610
Commercial Mortgage Pass-Through Certificates (f)
Series 2006-C8 Class AAB
12/10/46	5.291%	1,121,285	1,167,962
Credit Suisse First Boston Mortgage Securities Corp. (d)(f)
Series 2004-C1 Class A4
01/15/37	4.750%	415,000	432,966
Credit Suisse First Boston Mortgage Securities Corp. (f)
Series 2004-C2 Class A1
05/15/36	3.819%	53,289	53,862
Series 2004-C5 Class A4
11/15/37	4.829%	1,945,000	2,081,802
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A2 (d)(f)
03/15/39	5.662%	522,834	533,336
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (c)(f)
11/10/46	5.002%	150,000	170,363
GE Capital Commercial Mortgage Corp. Series 2003-C1 Class A4 (f)
01/10/38	4.819%	449,133	457,098
GMAC Commercial Mortgage Securities, Inc. Series 2004-C1 Class A4 (f)
03/10/38	4.908%	995,000	1,041,440
GS Mortgage Securities Corp. II (c)(f)
Series 2011-GC3 Class A1
03/10/44	2.331%	591,409	600,522
GS Mortgage Securities Corp. II (d)(f)(k)
Series 2007-GG10 Class F
08/10/45	5.786%	575,000	62,818
General Electric Capital Assurance Co. (c)(d)(f)
Series 2003-1 Class A4
05/12/35	5.254%	332,752	354,398
Series 2003-1 Class A5
05/12/35	5.743%	250,000	297,416
Greenwich Capital Commercial Funding Corp. (d)(f)
Series 2005-GG5 Class AAB
04/10/37	5.190%	487,093	509,762
Greenwich Capital Commercial Funding Corp. (f)
Series 2005-GG3 Class AAB
08/10/42	4.619%	1,336,161	1,364,192
Series 2005-GG5 Class A2
04/10/37	5.117%	418,711	420,466
Series 2007-GG9 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
03/10/39	5.444%	$2,600,000	$2,835,560
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(f)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	346,911
Series 2010-C1 Class A1
06/15/43	3.853%	287,957	304,690
Series 2010-C2 Class A3
11/15/43	4.070%	200,000	218,371
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	480,177
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	506,772
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(f)
Series 2005-CB11 Class ASB
08/12/37	5.201%	612,820	633,440
Series 2005-LDP3 Class ASB
08/15/42	4.893%	321,424	336,375
Series 2005-LDP4 Class ASB
10/15/42	4.824%	229,325	237,917
Series 2005-LDP5 Class A4
12/15/44	5.198%	600,000	670,189
Series 2006-LDP6 Class ASB
04/15/43	5.490%	107,488	113,067
JPMorgan Chase Commercial Mortgage Securities Corp. (f)
Series 2003-LN1 Class A1
10/15/37	4.134%	147,723	149,643
Series 2003-ML1A Class A1
03/12/39	3.972%	26,521	26,498
Series 2004-LN2 Class A1
07/15/41	4.475%	334,501	335,905
Series 2005-LDP2 Class A3
07/15/42	4.697%	105,779	106,343
Series 2005-LDP2 Class ASB
07/15/42	4.659%	252,391	261,751
Series 2007-CB18 Class A3
06/12/47	5.447%	680,573	707,299
Series 2007-CB18 Class A4
06/12/47	5.440%	820,000	910,042
LB-UBS Commercial Mortgage Trust (d)(f)
Series 2007-C7 Class A3
09/15/45	5.866%	550,000	622,003
LB-UBS Commercial Mortgage Trust (f)
Series 2004-C2 Class A3
03/15/29	3.973%	237,862	241,402
Series 2007-C1 Class AAB
02/15/40	5.403%	761,029	799,415
Morgan Stanley Capital I, Inc. (c)(d)(f)
Series 2011-C1 Class A4
09/15/47	5.033%	300,000	349,759
Morgan Stanley Capital I, Inc. (f)
Series 2006-IQ12 Class AAB
12/15/43	5.325%	738,283	755,638
Morgan Stanley Reremic Trust (c)(d)(f)
Series 2009-GG10 Class A4A
08/12/45	5.786%	825,000	919,397
Series 2010-GG10 Class A4A
08/15/45	5.786%	2,325,000	2,591,029

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Nationslink Funding Corp. Series 1999-LTL1 Class A3 (f)
01/22/26	7.104%	$208,154	$221,505
S2 Hospitality LLC Series 2012-LV1 Class A (e)(f)
09/10/13	4.500%	430,000	430,000
Wachovia Bank Commercial Mortgage Trust (d)(f)
Series 2005- C22 Class AM
12/15/44	5.318%	200,000	207,113
Wachovia Bank Commercial Mortgage Trust (f)
Series 2005-C17 Class APB
03/15/42	5.037%	592,265	608,387
Series 2006-C27 Class APB
07/15/45	5.727%	396,775	402,457
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $34,250,836)			$35,280,504

Asset-Backed Securities - Non-Agency 0.8%
Access Group, Inc. Series 2005-1 Class A1 (d)
06/22/18	0.554%	5,262	5,255
Ally Master Owner Trust CMO Series 2011-3 Class A1 (d)
05/15/16	0.869%	1,275,000	1,282,614
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A (c)
08/20/14	3.630%	250,000	253,534
Chesapeake Funding LLC CMO Series 2012-1A Class A (c)(d)
11/07/23	0.989%	2,000,000	1,999,998
Cityscape Home Equity Loan Trust Series 1997-B Class A7 (i)
05/25/28	7.410%	58,419	29,706
DT Auto Owner Trust Series 2009-1 Class A1 (c)
10/15/15	2.980%	65,747	65,747
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (c)(d)
04/26/37	0.369%	199,609	196,358
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1 (d)
12/25/32	4.010%	116,352	112,605
GTP Towers Issuer LLC (c)
02/15/15	4.436%	200,000	208,760
Hertz Vehicle Financing LLC (c)
Series 2009-2A Class A1
03/25/14	4.260%	550,000	560,227
Series 2009-2A Class A2
03/25/16	5.290%	500,000	547,485
Series 2010-1A Class A1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
02/25/15	2.600%	$300,000	$306,241
Keycorp Student Loan Trust Series 1999-A Class A2 (d)
12/27/29	0.803%	470,136	460,868
SBA Tower Trust (c)
04/15/40	4.254%	500,000	522,296
SLM Student Loan Trust (c)
Series 2012-A Class A2
01/17/45	3.830%	500,000	509,895
SLM Student Loan Trust (c)(d)
Series 2011-C Class A1
12/15/23	1.639%	521,276	523,981
SLM Student Loan Trust (d)
Series 2006-C Class A2
09/15/20	0.524%	145,869	145,510
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	400,000	406,009
Sierra Receivables Funding Co. LLC (c)
Series 2010-1A Class A1
07/20/26	4.480%	53,304	55,333
Series 2010-2A Class A
11/20/25	3.840%	110,996	113,024
Series 2010-3A Class A
11/20/25	3.510%	95,545	97,886
Sierra Receivables Funding Co. LLC (c)(d)
Series 2007-2A Class A2 (NPFGC)
09/20/19	1.240%	230,960	226,126
Wheels SPV LLC Series 2012-1 Class A2 (c)
03/20/21	1.190%	600,000	599,264
Total Asset-Backed Securities - Non-Agency (Cost: $9,114,881)			$9,228,722

Inflation-Indexed Bonds 0.2%
UNITED STATES 0.2%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	995,140	1,002,997
07/15/15	1.875%	908,084	995,204
07/15/17	2.625%	442,720	529,949
Total			2,528,150
Total Inflation-Indexed Bonds (Cost: $2,444,770)			$2,528,150

U.S. Treasury Obligations 1.6%
U.S. Treasury
03/31/16	2.250%	3,005,000	3,204,081
U.S. Treasury (b)
02/15/36	4.500%	2,736,000	3,732,930

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
08/15/40	3.875%	$9,396,000	$11,768,490
Total U.S. Treasury Obligations (Cost: $14,990,785)			$18,705,501

Foreign Government Obligations 0.8%
CANADA 0.7%
Province of Nova Scotia Senior Unsecured (b)
01/26/17	5.125%	2,200,000	2,592,680
Province of Ontario Senior Unsecured (b)
12/15/17	3.150%	2,570,000	2,792,714
Province of Quebec Senior Unsecured (b)
05/14/18	4.625%	2,150,000	2,522,539
Total			7,907,933
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,175,000	1,292,500
Total			1,292,500
Total Foreign Government Obligations (Cost: $8,682,408)			$9,200,433

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	1,650,000	1,750,254
Total Municipal Bonds (Cost: $1,658,231)			$1,750,254

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Automotive —%
Schaeffler AG Tranche C2 Term Loan (d)(l)
01/27/17	4.750%	35,000	34,825

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan (d)(l)
02/28/19	7.000%	$68,000	$68,404
Gaming —%
ROC Finance LLC Tranche B Term Loan (d)(l)
08/19/17	7.000%	27,000	27,169
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (d)(l)
03/18/19	6.000%	159,000	159,238
Property & Casualty —%
Lonestar Intermediate Super Holdings LLC Term Loan (d)(l)
09/02/19	9.500%	151,000	153,360
Total Senior Loans (Cost: $429,986)			$442,996

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (a)		127	$7,747
TOTAL ENERGY			7,747
Total Warrants (Cost: $5,142)			$7,747

		Shares	Value

Money Market Funds 8.9%
Columbia Short-Term Cash Fund, 0.161% (m)(n)		101,272,690	$101,272,690
Total Money Market Funds (Cost: $101,272,690)			$101,272,690

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.7%
Asset-Backed Commercial Paper 0.3%
Kells Funding LLC
06/04/12	0.501%	$2,996,041	$2,996,041
Repurchase Agreements 1.4%
Citigroup Global Markets, Inc. dated 05/31/12, matures 06/01/12, repurchase price $5,000,031 (o)
	0.220%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $1,000,007 (o)
	0.240%	$1,000,000	$1,000,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $9,820,792 (o)
	0.210%	9,820,735	9,820,735
Total			15,820,735
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $18,816,776)			$18,816,776
Total Investments (Cost: $1,118,894,631) (p)			$1,226,556,972(q)
Other Assets & Liabilities, Net			(87,168,451)
Net Assets			$1,139,388,521

Investment in Derivatives

Futures Contracts Outstanding at May 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	(34)	(7,493,813)	October 2012	—	$(4,321)
U.S. Treasury Note, 5-year	(257)	(31,916,188)	October 2012	—	$(107,586)
Total					$(111,907)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At May 31, 2012, security was partially or fully on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the value of these securities amounted to $41,879,391 or 3.68% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2012.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(h)	At May 31, 2012, investments in securities included securities valued at $188,494 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2012 was $31,399, representing less than 0.01% of net assets. Information concerning such security holdings at May 31, 2012 was as follows:

	Acquisition
Security Description	Dates	Cost
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
7.410% 05/25/28	03/31/98-05/13/11	$58,435
SACO I, Inc.
CMO Series 1995-1 Class A
0.000% 09/25/24	04/30/99-12/20/02	4,870

(j)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $1,693, which represents less than 0.01% of net assets.

(k)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2012, the value of these securities amounted to $62,818, which represents 0.01% of net assets.

(l)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(n)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$41,531,683	$301,048,734	$(241,307,727)	$—	$101,272,690	$88,855	$101,272,690

(o)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$25,133
Fannie Mae REMICS	1,979,305
Fannie Mae-Aces	41,059
Freddie Mac Reference REMIC	11,036
Freddie Mac REMICS	2,518,595
Government National Mortgage Association	524,872
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value

Fannie Mae Pool	$84,450
Fannie Mae REMICS	272,030
Fannie Mae-Aces	3,300
Freddie Mac Gold Pool	114,658
Freddie Mac REMICS	224,013
Government National Mortgage Association	223,199
United States Treasury Note/Bond	98,357
Total Market Value of Collateral Securities	$1,020,007

UBS Securities LLC (0.210%)

Security Description	Value

Ginnie Mae I Pool	$6,135,528
Ginnie Mae II Pool	3,881,621
Total Market Value of Collateral Securities	$10,017,149

(p)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $1,118,895,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$124,688,000
Unrealized Depreciation	(17,026,000)
Net Unrealized Appreciation	$107,662,000

(q)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
IO	Interest Only
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$56,476,073	$—	$—	$56,476,073
Consumer Staples	81,863,606	—	—	81,863,606
Energy	71,080,225	—	—	71,080,225
Financials	106,905,366	—	—	106,905,366
Health Care	96,580,640	—	—	96,580,640
Industrials	84,112,783	—	—	84,112,783
Information Technology	177,217,730	—	—	177,217,730
Materials	18,056,446	—	—	18,056,446
Telecommunication Services	8,432,266	—	—	8,432,266
Utilities	4,057,557	—	—	4,057,557
Warrants
Energy	—	7,747	—	7,747
Total Equity Securities	704,782,692	7,747	—	704,790,439

Bonds
Corporate Bonds & Notes	—	136,903,353	—	136,903,353
Residential Mortgage-Backed Securities - Agency	—	155,652,599	—	155,652,599
Residential Mortgage-Backed Securities - Non-Agency	—	1,747,945	1,693	1,749,638
Commercial Mortgage-Backed Securities - Agency	—	29,091,548	1,143,369	30,234,917
Commercial Mortgage-Backed Securities - Non-Agency	—	35,280,504	—	35,280,504
Asset-Backed Securities - Non-Agency	—	9,228,722	—	9,228,722
Inflation-Indexed Bonds	—	2,528,150	—	2,528,150
U.S. Treasury Obligations	18,705,501	—	—	18,705,501
Foreign Government Obligations	—	9,200,433	—	9,200,433
Municipal Bonds	—	1,750,254	—	1,750,254
Total Bonds	18,705,501	381,383,508	1,145,062	401,234,071

Other
Senior Loans	—	442,996	—	442,996
Money Market Funds	101,272,690	—	—	101,272,690
Investments of Cash Collateral Received for Securities on Loan	—	18,816,776	—	18,816,776
Total Other	101,272,690	19,259,772	—	120,532,462

Investments in Securities	824,760,883	400,651,027	1,145,062	1,226,556,972
Derivatives
Liabilities
Futures Contracts	(111,907)	—	—	(111,907)
Total	$824,648,976	$400,651,027	$1,145,062	$1,226,445,065

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential
		Mortgage- Backed	Commercial Mortgage-Backed
	Corporate	Securities -	Securities -
	Bonds	Non-Agency	Agency	Total
Balance as of August 31, 2011	$50,634	$1,981	$—	$52,615
Accrued discounts/premiums	(158)	10	—	(148)
Realized gain (loss)	(1,795)	32	—	(1,763)
Change in unrealized appreciation (depreciation)*	1,340	544	—	1,884
Sales	(62,564)	(874)	—	(63,438)
Purchases	12,543	—	1,143,369	1,155,912
Balance as of May 31, 2012	$—	$1,693	$1,143,369	$1,145,062

*Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2012 was $544.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial mortgage-backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Greater China Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 14.1%
Automobiles 1.9%
Great Wall Motor Co., Ltd., Class H (a)	1,911,500	$3,906,058
Distributors 1.3%
Li & Fung Ltd.	1,539,200	2,818,989
Diversified Consumer Services 1.9%
New Oriental Education & Technology Group, ADR (b)	154,635	4,099,374
Media 1.4%
Focus Media Holding Ltd., ADR	142,440	2,962,752
Multiline Retail 2.8%
Golden Eagle Retail Group Ltd.	1,903,000	4,147,405
Intime Department Store Group Co., Ltd.	1,597,000	1,654,495
Total		5,801,900
Specialty Retail 3.3%
Belle International Holdings Ltd.	3,789,000	6,065,771
SA SA International Holdings Ltd. (a)	1,560,000	881,212
Total		6,946,983
Textiles, Apparel & Luxury Goods 1.5%
Trinity Ltd.	4,024,598	3,174,645
TOTAL CONSUMER DISCRETIONARY		29,710,701
CONSUMER STAPLES 7.5%
Food & Staples Retailing 1.7%
Sun Art Retail Group Ltd.	2,860,500	3,504,403
Food Products 4.7%
Shenguan Holdings Group Ltd.	4,596,000	2,579,975
Tingyi Cayman Islands Holding Corp.	1,306,000	3,096,562
Want Want China Holdings Ltd.	3,757,000	4,294,756
Total		9,971,293
Personal Products 1.1%
Hengan International Group Co., Ltd.	254,500	2,432,376
TOTAL CONSUMER STAPLES		15,908,072

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 19.3%
Oil, Gas & Consumable Fuels 19.3%
China Coal Energy Co., Ltd., Class H	3,594,000	$3,319,610
China Shenhua Energy Co., Ltd., Class H	2,141,500	7,516,577
CNOOC Ltd.	10,565,500	19,055,079
PetroChina Co., Ltd., Class H	8,542,000	10,782,731
Total		40,673,997
TOTAL ENERGY		40,673,997
FINANCIALS 34.6%
Capital Markets 1.4%
CITIC Securities Co., Ltd., Class H (a), (b)	740,000	1,506,377
Haitong Securities Co., Ltd., Class H (b)	1,000,000	1,391,475
Total		2,897,852
Commercial Banks 19.6%
Bank of China Ltd., Class H (b)	8,578,000	3,293,970
China Construction Bank Corp., Class H	21,485,340	14,863,134
China Merchants Bank Co., Ltd., Class H	3,587,090	6,897,088
Industrial & Commercial Bank of China, Class H	27,103,000	16,433,091
Total		41,487,283
Insurance 7.5%
China Life Insurance Co., Ltd., Class H	3,560,000	8,334,415
Ping An Insurance Group Co., Class H	1,036,000	7,589,342
Total		15,923,757
Real Estate Management & Development 6.1%
China Overseas Land & Investment Ltd. (a)	2,288,320	4,773,956
China Vanke Co., Ltd., Class B	6,225,010	8,138,203
Total		12,912,159
TOTAL FINANCIALS		73,221,051
HEALTH CARE 0.4%
Pharmaceuticals 0.4%
China Medical System Holdings Ltd.	2,088,000	886,659
TOTAL HEALTH CARE		886,659

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 4.2%
Construction & Engineering 2.0%
China Communications Construction Co., Ltd., Class H	4,610,000	$4,316,788
Electrical Equipment 0.4%
Dongfang Electric Corp., Ltd., Class H	352,800	821,104
Machinery 0.8%
Sany Heavy Equipment International Holdings Co., Ltd.	2,791,930	1,693,552
Transportation Infrastructure 1.0%
China Merchants Holdings International Co., Ltd.	668,000	2,018,567
TOTAL INDUSTRIALS		8,850,011
INFORMATION TECHNOLOGY 11.5%
Computers & Peripherals 0.8%
Lenovo Group Ltd.	1,962,000	1,664,124
Electronic Equipment, Instruments & Components 0.5%
China High Precision Automation Group Ltd. (a), (c), (d)	2,368,000	543,372
Tong Hsing Electronic Industries Ltd.	138,000	442,849
Total		986,221
Internet Software & Services 8.6%
Baidu, Inc., ADR (b)	45,671	5,378,674
SINA Corp. (b)	49,698	2,647,412
Tencent Holdings Ltd.	368,100	10,097,738
Total		18,123,824
Semiconductors & Semiconductor Equipment 1.3%
Spreadtrum Communications, Inc., ADR (a)	159,997	2,863,946
Software 0.3%
NQ Mobile, Inc., ADR (a), (b)	85,810	719,088
TOTAL INFORMATION TECHNOLOGY		24,357,203
MATERIALS 0.8%
Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc.	54,533	1,747,238

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
TOTAL MATERIALS		1,747,238
TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 2.1%
China Telecom Corp., Ltd., Class H (b)	5,398,000	$2,470,974
China Unicom Hong Kong Ltd.	1,406,000	1,927,175
Total		4,398,149
Wireless Telecommunication Services 3.8%
China Mobile Ltd.	801,000	8,129,842
TOTAL TELECOMMUNICATION SERVICES		12,527,991
UTILITIES 0.9%
Gas Utilities 0.9%
ENN Energy Holdings Ltd.	484,000	1,864,681
TOTAL UTILITIES		1,864,681
Total Common Stocks (Cost: $158,504,965)		$209,747,604

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.161% (e), (f)	362,748	362,748
Total Money Market Funds (Cost: $362,748)		$362,748

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.3%
Repurchase Agreements 4.3%
Citigroup Global Markets, Inc. dated 05/31/12, matures 06/01/12, repurchase price $2,000,012 (g)
	0.220%	2,000,000	2,000,000
Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12 repurchase price $5,000,035 (g)
	0.250%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $2,105,810 (g)
	0.210%	$2,105,798	$2,105,798
Total			9,105,798

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $9,105,798)	$9,105,798
Total Investments
(Cost: $167,973,511) (h)	$219,216,150(i)
Other Assets & Liabilities, Net	(7,774,781)
Net Assets	$211,441,369

Notes to Portfolio of Investments
(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2012 was $543,372 representing 0.26% of net assets.  Information concerning such security holdings at May 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
China High Precision Automation Group Ltd.	01-14-11 thru 04-20-11	1,929,194

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $543,372, which represents 0.26% of net assets.

(e)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(f)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	2,559,069	81,559,316	(83,755,637)	—	362,748	1,621	362,748

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value ($)

Fannie Mae Benchmark REMIC	10,053
Fannie Mae REMICS	791,722
Fannie Mae-Aces	16,424
Freddie Mac Reference REMIC	4,414
Freddie Mac REMICS	1,007,438
Government National Mortgage Association	209,949
Total Market Value of Collateral Securities	2,040,000

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value ($)

Fannie Mae Grantor Trust	151,844
Fannie Mae Pool	11,733
Fannie Mae REMICS	2,570,190
Fannie Mae Whole Loan	177,263
FHLMC Structured Pass Through Securities	80,953
Freddie Mac Non Gold Pool	354,619
Freddie Mac REMICS	337,081
Ginnie Mae II Pool	1,416,317
Total Market Value of Collateral Securities	5,100,000

UBS Securities LLC (0.210%)

Security Description	Value ($)

Ginnie Mae I Pool	1,315,603
Ginnie Mae II Pool	832,311
Total Market Value of Collateral Securities	2,147,914

(h)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $167,974,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$61,025,000
Unrealized Depreciation	(9,783,000)
Net Unrealized Appreciation	$51,242,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$7,062,126	$22,648,575	$—	$29,710,701
Consumer Staples	—	15,908,072	—	15,908,072
Energy	—	40,673,997	—	40,673,997
Financials	—	73,221,051	—	73,221,051
Health Care	—	886,659	—	886,659
Industrials	—	8,850,011	—	8,850,011
Information Technology	11,609,120	12,204,711	543,372	24,357,203
Materials	1,747,238	—	—	1,747,238
Telecommunication Services	—	12,527,991	—	12,527,991
Utilities	—	1,864,681	—	1,864,681
Total Equity Securities	20,418,484	188,785,748	543,372	209,747,604

Other
Money Market Funds	362,748	—	—	362,748
Investments of Cash Collateral Received for Securities on Loan	—	9,105,798	—	9,105,798
Total Other	362,748	9,105,798	—	9,468,546
Total	$20,781,232	$197,891,546	$543,372	$219,216,150

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Common
Stocks
Balance as of August 31, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	(621,252)
Change in unrealized appreciation (depreciation)*	(322,876)
Sales	(357,814)
Purchases	—
Issuances	—
Settlements	—
Transfers into Level 3	1,845,314
Transfers out of Level 3	—
Balance as of May 31, 2012	$543,372

*Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2012 was $(322,876).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to unavailable market quotes. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Mid Cap Growth Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%

CONSUMER DISCRETIONARY 24.3%

Auto Components 1.4%

BorgWarner, Inc. (a)(b)	212,790	$15,267,683
Gentex Corp. (a)	537,680	11,990,264
Total		27,257,947

Hotels, Restaurants & Leisure 2.7%

Chipotle Mexican Grill, Inc. (a)(b)	41,300	17,059,791
Panera Bread Co., Class A (a)(b)	114,760	16,863,982
Starwood Hotels & Resorts Worldwide, Inc.	181,100	9,571,135
Wynn Resorts Ltd.	91,820	9,461,133
Total		52,956,041

Household Durables 0.6%

Toll Brothers, Inc. (a)(b)	455,750	12,432,860

Internet & Catalog Retail 1.3%

TripAdvisor, Inc. (a)(b)	609,800	26,148,224

Leisure Equipment & Products 0.8%

Polaris Industries, Inc. (a)	209,894	15,945,647

Media 3.1%

CBS Corp., Class B Non Voting	634,230	20,244,621
Discovery Communications, Inc., Class A (a)(b)	422,230	21,153,723
DISH Network Corp., Class A	384,750	10,788,390
Sirius XM Radio, Inc. (a)(b)	5,077,730	9,596,910
Total		61,783,644

Multiline Retail 3.7%

Dollar Tree, Inc. (a)(b)	298,350	30,783,753
Family Dollar Stores, Inc.	174,030	11,790,533
Macy’s, Inc.	289,520	11,016,236
Nordstrom, Inc.	397,950	18,850,891
Total		72,441,413

Specialty Retail 8.2%

AutoZone, Inc. (b)	30,370	11,548,496
Bed Bath & Beyond, Inc. (b)	311,380	22,497,205
Dick’s Sporting Goods, Inc. (a)	375,100	17,442,150
GNC Holdings, Inc., Class A (a)	381,084	14,683,167
Limited Brands, Inc.	377,900	16,763,644
O’Reilly Automotive, Inc. (b)	226,750	21,720,382
Ross Stores, Inc.	236,370	14,945,675
TJX Companies, Inc.	259,430	11,015,398
Tractor Supply Co. (a)	129,930	11,869,106

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail (continued)

Ulta Salon Cosmetics & Fragrance, Inc.	199,990	$17,873,106
Total		160,358,329

Textiles, Apparel & Luxury Goods 2.5%

lululemon athletica, Inc. (a)(b)	315,930	22,949,155
Michael Kors Holdings Ltd. (b)	316,420	12,460,620
Under Armour, Inc., Class A (a)(b)	130,540	13,149,294
Total		48,559,069
TOTAL CONSUMER DISCRETIONARY		477,883,174

CONSUMER STAPLES 5.6%

Beverages 1.9%

Beam, Inc.	174,960	10,595,578
Coca-Cola Enterprises, Inc.	345,731	9,459,200
Monster Beverage Corp. (b)	240,910	17,490,066
Total		37,544,844

Food & Staples Retailing 1.0%

Whole Foods Market, Inc.	223,100	19,768,891

Food Products 1.3%

HJ Heinz Co.	229,830	12,199,376
Mead Johnson Nutrition Co.	174,040	14,051,990
Total		26,251,366

Personal Products 1.4%
Estee Lauder Companies, Inc. (The), Class A	230,010	12,455,041
Herbalife Ltd. (a)	336,257	15,060,951
Total		27,515,992
TOTAL CONSUMER STAPLES		111,081,093

ENERGY 7.6%

Energy Equipment & Services 3.1%

Cameron International Corp. (b)	426,809	19,500,903
Ensco PLC, Class A	245,890	11,042,920
Oceaneering International, Inc.	206,290	9,534,724
Oil States International, Inc. (a)(b)	139,850	9,309,814
Superior Energy Services, Inc. (b)	475,031	10,279,671
Total		59,668,032

Oil, Gas & Consumable Fuels 4.5%

Cabot Oil & Gas Corp.	484,770	15,774,416
Concho Resources, Inc. (b)	281,081	24,662,047
Continental Resources, Inc. (a)(b)	203,160	14,802,237
Denbury Resources, Inc. (b)	606,270	9,166,802

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (continued)

HollyFrontier Corp.	338,770	$9,986,940
Peabody Energy Corp.	631,780	14,758,381
Total		89,150,823
TOTAL ENERGY		148,818,855

FINANCIALS 7.7%

Capital Markets 1.1%

Affiliated Managers Group, Inc. (b)	213,718	22,027,914

Commercial Banks 0.6%

Signature Bank (a)(b)	201,450	12,371,045

Diversified Financial Services 1.6%

IntercontinentalExchange, Inc. (b)	82,230	10,069,063
Moody’s Corp.	547,525	20,033,940
Total		30,103,003

Real Estate Investment Trusts (REITs) 3.3%

Digital Realty Trust, Inc. (a)	256,870	18,178,690
Home Properties, Inc. (a)	182,480	10,937,851
Plum Creek Timber Co., Inc. (a)	444,280	16,216,220
Rayonier, Inc.	458,460	19,700,026
Total		65,032,787

Real Estate Management & Development 0.5%

CBRE Group, Inc., Class A (b)	566,031	9,311,210

Thrifts & Mortgage Finance 0.6%

BankUnited, Inc.	506,345	11,944,679
TOTAL FINANCIALS		150,790,638

HEALTH CARE 14.4%

Biotechnology 3.6%
Alexion Pharmaceuticals, Inc. (b)	293,482	26,580,665
Onyx Pharmaceuticals, Inc. (a)(b)	375,480	17,189,474
Regeneron Pharmaceuticals, Inc. (a)(b)	86,790	11,773,064
Vertex Pharmaceuticals, Inc. (b)	243,620	14,626,945
Total		70,170,148

Health Care Equipment & Supplies 3.8%

CR Bard, Inc.	115,135	11,189,971
Edwards Lifesciences Corp. (b)	353,140	30,147,562
Intuitive Surgical, Inc. (b)	26,585	13,906,613

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies (continued)

Varian Medical Systems, Inc. (a)(b)	333,140	$19,541,992
Total		74,786,138

Health Care Providers & Services 2.2%

Brookdale Senior Living, Inc. (a)(b)	1,148,830	18,944,207
Express Scripts Holding Co. (b)	187,255	9,772,838
HMS Holdings Corp. (a)(b)	507,900	13,606,641
Total		42,323,686

Health Care Technology 1.1%

Cerner Corp. (b)	154,430	12,039,363
SXC Health Solutions Corp. (b)	110,720	9,932,691
Total		21,972,054

Life Sciences Tools & Services 1.3%

Agilent Technologies, Inc.	384,950	15,652,067
Illumina, Inc. (a)(b)	223,560	9,626,494
Total		25,278,561

Pharmaceuticals 2.4%

Endo Health Solutions, Inc. (b)	577,890	18,792,983
Watson Pharmaceuticals, Inc. (b)	412,015	29,372,549
Total		48,165,532
TOTAL HEALTH CARE		282,696,119

INDUSTRIALS 12.6%

Air Freight & Logistics 1.2%

CH Robinson Worldwide, Inc.	223,820	13,039,753
Expeditors International of Washington, Inc.	257,250	9,839,813
Total		22,879,566

Airlines 0.7%

United Continental Holdings, Inc. (a)(b)	547,045	13,769,123

Commercial Services & Supplies 1.0%

Stericycle, Inc. (a)(b)	232,317	20,271,982

Construction & Engineering 0.6%

KBR, Inc.	430,520	10,965,344

Electrical Equipment 2.5%

AMETEK, Inc.	446,595	22,646,832
Regal-Beloit Corp. (a)	164,688	9,929,040
Rockwell Automation, Inc.	239,569	17,371,148
Total		49,947,020

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery 1.5%

Cummins, Inc.	152,805	$14,814,445
Joy Global, Inc.	273,903	15,300,221
Total		30,114,666

Professional Services 1.8%

IHS, Inc., Class A (a)(b)	138,567	13,716,747
Verisk Analytics, Inc., Class A (b)	441,630	21,154,077
Total		34,870,824

Road & Rail 2.0%

CSX Corp.	549,460	11,478,220
JB Hunt Transport Services, Inc.	226,600	12,945,658
Kansas City Southern	227,885	15,035,852
Total		39,459,730

Trading Companies & Distributors 1.3%

United Rentals, Inc. (b)	304,052	10,504,997
WW Grainger, Inc.	77,676	15,041,957
Total		25,546,954
TOTAL INDUSTRIALS		247,825,209

INFORMATION TECHNOLOGY 17.9%

Communications Equipment 0.7%

F5 Networks, Inc. (b)	139,830	14,469,608

Computers & Peripherals 0.6%

NetApp, Inc. (b)	406,730	12,104,285

Electronic Equipment, Instruments & Components 0.7%

Trimble Navigation Ltd. (a)(b)	300,410	14,168,838

Internet Software & Services 2.3%

Akamai Technologies, Inc. (b)	359,360	10,543,622
Equinix, Inc. (b)	73,810	12,039,149
LinkedIn Corp., Class A (b)	117,240	11,266,764
Rackspace Hosting, Inc. (a)(b)	217,480	10,758,736
Total		44,608,271

IT Services 3.8%

Alliance Data Systems Corp. (a)(b)	199,125	25,089,750
Cognizant Technology Solutions Corp., Class A (b)	201,730	11,750,772
Teradata Corp. (b)	437,300	29,071,704
VeriFone Systems, Inc. (a)(b)	266,450	9,621,510
Total		75,533,736

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment 2.7%

Avago Technologies Ltd.	452,590	$14,980,729
KLA-Tencor Corp.	605,110	27,732,191
ON Semiconductor Corp. (b)	1,397,520	9,419,285
Total		52,132,205

Software 7.1%

Autodesk, Inc. (b)	301,390	9,650,508
Check Point Software Technologies Ltd. (a)(b)	226,275	11,594,331
Citrix Systems, Inc. (b)	316,305	23,115,570
Electronic Arts, Inc. (b)	986,650	13,438,173
Fortinet, Inc. (b)	875,158	18,597,108
Informatica Corp. (a)(b)	236,680	9,805,652
Intuit, Inc.	332,380	18,689,727
Red Hat, Inc. (b)	220,070	11,307,197
Salesforce.com, Inc. (b)	75,260	10,432,541
TIBCO Software, Inc. (a)(b)	462,455	12,370,671
Total		139,001,478
TOTAL INFORMATION TECHNOLOGY		352,018,421

MATERIALS 5.7%

Chemicals 3.3%

Albemarle Corp. (a)	182,410	11,072,287
Celanese Corp., Class A	244,035	9,715,033
CF Industries Holdings, Inc.	185,100	31,644,696
Sherwin-Williams Co. (The)	96,320	12,486,925
Total		64,918,941

Containers & Packaging 0.6%

Rock-Tenn Co., Class A	243,450	12,559,586

Metals & Mining 1.2%

Cliffs Natural Resources, Inc.	280,110	13,383,656
Royal Gold, Inc. (a)	150,743	10,196,256
Total		23,579,912

Paper & Forest Products 0.6%

International Paper Co.	408,840	11,938,128
TOTAL MATERIALS		112,996,567

TELECOMMUNICATION SERVICES 1.0%

Wireless Telecommunication Services 1.0%

Crown Castle International Corp. (a)(b)	369,790	20,190,534
TOTAL TELECOMMUNICATION SERVICES		20,190,534

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES 0.7%

Electric Utilities 0.7%

ITC Holdings Corp. (a)	213,840	$14,744,268
TOTAL UTILITIES		14,744,268

Total Common Stocks (Cost: $1,686,191,088)		$1,919,044,878

	Shares	Value

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 0.161% (c)(d)	54,460,796	$54,460,796

Total Money Market Funds (Cost: $54,460,796)		$54,460,796

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 19.0%

Asset-Backed Commercial Paper 1.6%

Atlantis One
08/01/12	0.662%	9,966,633	$9,966,633
09/10/12	0.592%	4,985,250	4,985,250
Kells Funding LLC
07/02/12	0.601%	2,993,550	2,993,550
10/12/12	0.612%	8,972,245	8,972,245
Rheingold Securitization
06/25/12	0.550%	3,998,350	3,998,350
Total			30,916,028

Certificates of Deposit 9.1%

ABM AMRO Bank N.V.
06/21/12	0.400%	6,992,852	6,992,852
Australia and New Zealand Bank Group, Ltd.
08/16/12	0.620%	5,000,000	5,000,000
Bank of Nova Scotia
07/26/12	0.319%	4,000,000	4,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	10,000,000	10,000,000
Credit Suisse
10/09/12	0.500%	5,000,000	5,000,000
11/08/12	0.399%	5,000,000	5,000,000
DZ Bank AG
07/27/12	0.320%	15,000,000	15,000,000
Deutsche Bank AG
07/27/12	0.340%	5,000,000	5,000,000
10/09/12	0.750%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

06/01/12	0.250%	$5,000,000	$5,000,000
06/25/12	0.240%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
08/24/12	0.395%	5,000,127	5,000,127
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	12,000,000	12,000,000
N.V. Bank Nederlandse Gemeenten
06/29/12	0.260%	5,000,000	5,000,000
National Australia Bank
08/16/12	0.339%	8,000,000	8,000,000
10/29/12	0.298%	3,999,840	3,999,840
Natixis
06/05/12	0.250%	5,000,000	5,000,000
Nordea Bank AB
08/23/12	0.290%	5,000,000	5,000,000
Norinchukin Bank
08/21/12	0.390%	5,000,000	5,000,000
11/09/12	0.519%	8,000,000	8,000,000
Rabobank
10/26/12	0.515%	5,000,000	5,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	11,961,693	11,961,693
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	15,000,000	15,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.479%	5,000,000	5,000,000
Svenska Handelsbanken
08/30/12	0.580%	10,000,000	10,000,000
09/13/12	0.490%	5,000,000	5,000,000
Total			179,954,512

Commercial Paper 3.5%

Caisse d’Amortissement de la Dette Sociale
08/10/12	0.531%	4,989,474	4,989,474
Caisse des Depots
08/31/12	0.360%	4,995,350	4,995,350
08/31/12	0.360%	6,993,560	6,993,560
Development Bank of Singapore Ltd.
08/02/12	0.551%	9,973,417	9,973,417
DnB NOR
08/30/12	0.489%	5,000,000	5,000,000
10/10/12	0.511%	9,974,075	9,974,075
Erste Abwicklungsanstalt
08/28/12	0.390%	9,989,600	9,989,600
Nordea Bank AB
07/24/12	0.627%	1,993,680	1,993,680
Skandinaviska Enskilda Banken AB
06/15/12	0.330%	9,994,500	9,994,500

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

Suncorp Metway Ltd.
06/04/12	0.450%	$4,996,062	$4,996,062
Total			68,899,718

Repurchase Agreements 4.8%

Goldman Sachs & Co. dated 05/31/12, matures 06/01/12, repurchase price $20,000,117 (e)
	0.210%	20,000,000	20,000,000
Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12, repurchase price $7,000,049 (e)
	0.250%	7,000,000	7,000,000
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $10,000,067 (e)
	0.240%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Nomura Securities dated 05/31/12, matures 06/01/12, repurchase price $15,000,096 (e)
	0.230%	$15,000,000	$15,000,000
Societe Generale dated 05/31/12, matures 06/01/12, repurchase price $25,000,146 (e)
	0.210%	25,000,000	25,000,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $17,481,239 (e)
	0.210%	17,481,137	17,481,137
Total			94,481,137

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $374,251,395)			$374,251,395

Total Investments
(Cost: $2,114,903,279) (f)			$2,347,757,069(g)
Other Assets & Liabilities, Net			(380,512,560)
Net Assets			$1,967,244,509

Notes to Portfolio of Investments

(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$78,257,815	$946,764,625	$(970,561,644)	$—	$54,460,796	$74,101	$54,460,796

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Goldman Sachs & Co. (0.210%)

Security Description	Value
Ginnie Mae I Pool	$16,214,005
Ginnie Mae II Pool	4,185,995
Total Market Value of Collateral Securities	$20,400,000

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value
Fannie Mae Grantor Trust	$212,582
Fannie Mae Pool	16,425
Fannie Mae REMICS	3,598,266
Fannie Mae Whole Loan	248,169
FHLMC Structured Pass Through Securities	113,334
Freddie Mac Non Gold Pool	496,466
Freddie Mac REMICS	471,914
Ginnie Mae II Pool	1,982,844
Total Market Value of Collateral Securities	$7,140,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$844,497
Fannie Mae REMICS	2,720,294
Fannie Mae-Aces	33,000
Freddie Mac Gold Pool	1,146,583
Freddie Mac REMICS	2,240,132
Government National Mortgage Association	2,231,988
United States Treasury Note/Bond	983,574
Total Market Value of Collateral Securities	$10,200,068

Nomura Securities (0.230%)

Security Description	Value
Fannie Mae Pool	$6,535,791
Freddie Mac Gold Pool	3,397,933
Ginnie Mae II Pool	5,366,276
Total Market Value of Collateral Securities	$15,300,000

Societe Generale (0.210%)

Security Description	Value
Fannie Mae Pool	$14,039,392
Freddie Mac Gold Pool	11,460,608
Total Market Value of Collateral Securities	$25,500,000

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$10,921,384
Ginnie Mae II Pool	6,909,376
Total Market Value of Collateral Securities	$17,830,760

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $2,114,903,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$303,596,000
Unrealized Depreciation	(70,742,000)
Net Unrealized Appreciation	$232,854,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$477,883,174	$—	$—	$477,883,174
Consumer Staples	111,081,093	—	—	111,081,093
Energy	148,818,855	—	—	148,818,855
Financials	150,790,638	—	—	150,790,638
Health Care	282,696,119	—	—	282,696,119
Industrials	247,825,209	—	—	247,825,209
Information Technology	352,018,421	—	—	352,018,421
Materials	112,996,567	—	—	112,996,567
Telecommunication Services	20,190,534	—	—	20,190,534
Utilities	14,744,268	—	—	14,744,268
Total Equity Securities	1,919,044,878	—	—	1,919,044,878

Other
Money Market Funds	54,460,796	—	—	54,460,796
Investments of Cash Collateral Received for Securities on Loan	—	374,251,395	—	374,251,395

Total Other	54,460,796	374,251,395	—	428,712,191
Total	$1,973,505,674	$374,251,395	$—	$2,347,757,069

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Oregon Intermediate Municipal Bond Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.2%
AIRPORT 1.6%
Port of Portland Revenue Bonds Passenger Facility Charge Series 2011
07/01/27	5.500%	$6,635,000	$7,840,978
ASSISTED LIVING 0.4%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Robinson Jewish Home
Series 2005
10/01/19	5.000%	1,000,000	975,380
10/01/24	5.125%	1,000,000	987,340
Total			1,962,720
HIGHER EDUCATION 3.3%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009
05/01/30	6.000%	1,500,000	1,555,605
City of Portland Refunding Revenue Bonds Broadway Project Series 2008A
04/01/23	6.250%	3,250,000	3,879,915
Oregon Health & Science University
Revenue Bonds
Series 2012A
07/01/18	5.000%	1,000,000	1,182,330
Oregon Health & Science University (a)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/21	0.000%	9,700,000	7,198,855
Oregon State Facilities Authority Revenue Bonds Linfield College Project Series 2005A
10/01/20	5.000%	1,825,000	1,958,900
Total			15,775,605
HOSPITAL 9.4%
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,498,800
Multnomah County Hospital Facilities Authority
Revenue Bonds
Adventist Health West
Series 2009A
09/01/21	5.000%	3,685,000	4,228,280
Providence Health Systems

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2004
10/01/13	5.250%	$1,045,000	$1,111,890
10/01/16	5.250%	2,970,000	3,244,814
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	6,059,500
Legacy Health Systems
Series 2010A
03/15/15	5.000%	1,000,000	1,098,740
03/15/16	5.000%	1,500,000	1,685,325
Peacehealth
Series 2009A
11/01/17	5.000%	4,450,000	5,297,636
11/01/19	5.000%	3,695,000	4,432,928
Samaritan Health Services
Series 2010A
10/01/22	5.000%	3,450,000	3,924,755
10/01/23	5.000%	2,000,000	2,247,880
Revenue Bonds
Providence Health Services
Series 2011C
10/01/14	4.000%	1,625,000	1,748,874
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,712,485
Series 2008A
08/15/15	5.750%	785,000	890,865
08/15/18	5.250%	2,500,000	2,949,500
Total			45,132,272
INDEPENDENT POWER 0.8%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	1,000,000	987,860
01/01/21	5.000%	3,000,000	2,939,640
Total			3,927,500
INVESTOR OWNED 0.9%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A (b)
05/01/33	5.000%	3,750,000	4,157,325
LOCAL GENERAL OBLIGATION 36.1%
Benton & Linn Counties Consolidated School District No. 509J & 509A Unlimited General Obligation Refunding Bonds Series 2007 (AGM)
06/15/20	5.000%	5,000,000	6,218,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	$610,000	$610,445
Central Oregon Community College District Unlimited General Obligation Bonds Series 2010
06/15/24	4.750%	2,580,000	3,069,220
City of Portland
Limited General Obligation Refunding Bonds
Arena
Series 2005B
06/01/16	5.000%	3,075,000	3,472,444
Limited Tax
Series 2011A
06/01/23	5.000%	6,140,000	7,552,016
City of Portland (a)
Limited Tax General Obligation Bonds
Series 2001B
06/01/16	0.000%	3,500,000	3,358,670
06/01/18	0.000%	4,000,000	3,614,120
06/01/19	0.000%	4,000,000	3,487,560
06/01/20	0.000%	4,000,000	3,372,600
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,822,560
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,514,969
06/01/20	5.000%	880,000	1,072,702
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
West Linn-Wilsonville
Series 2009
06/15/24	5.000%	4,150,000	4,983,444
Clackamas & Washington Counties School District No. 3 (a)
Unlimited General Obligation Bonds
Series 2003A (NPFGC/FGIC)
06/15/17	0.000%	4,000,000	3,729,040
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC)
06/15/15	5.250%	110,000	112,834
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,356,688
Clackamas County School District No. 115 Unlimited General Obligation Bonds Series 2006A (NPFGC) (a)
06/15/25	0.000%	2,250,000	1,331,078

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	$4,000,000	$4,701,640
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	5,046,652
06/15/26	5.000%	3,000,000	3,461,430
Clackamas County School District No. 86 Unlimited General Obligation Refunding Bonds Canby Series 2012A
06/15/19	4.000%	1,000,000	1,183,340
Columbia County School District No. 502 Unlimited General Obligation Bonds Series 1999 (NPFGC/FGIC) (a)
06/01/14	0.000%	1,025,000	1,008,908
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/18	3.000%	810,000	893,041
06/15/19	2.500%	1,010,000	1,083,589
06/15/20	3.000%	805,000	882,175
Columbia Multnomah & Washington Counties School District No. 1J
Unlimited General Obligation Bonds
Scappoose School District
Series 2009
06/15/23	5.000%	1,000,000	1,175,520
06/15/24	5.000%	1,165,000	1,359,427
06/15/25	5.000%	1,275,000	1,479,191
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC)
06/01/27	4.125%	2,000,000	2,120,540
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,193,500
11/01/25	5.000%	1,140,000	1,355,768
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC/FGIC) (a)
06/15/22	0.000%	2,335,000	1,797,880
Deschutes County Administrative School District No. 1 Bend-La Pine Unlimited General Obligation Bonds Series 2007 (NPFGC/FGIC)
06/15/20	4.500%	5,000,000	5,702,350
Jackson County School District No. 549C Medford
Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,674,510

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
06/15/28	4.625%	$1,660,000	$1,844,758
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,282,830
06/15/21	5.500%	1,410,000	1,828,516
Jefferson County School District No. 509J Unlimited General Obligation Bonds Series 2002 (NPFGC/FGIC)
06/15/18	5.250%	1,075,000	1,079,117
Josephine County School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC/FGIC)
12/15/15	5.000%	1,000,000	1,151,370
12/15/16	5.000%	1,000,000	1,186,110
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/19	3.000%	1,410,000	1,554,849
06/15/20	3.000%	1,000,000	1,095,870
06/15/21	3.000%	1,610,000	1,754,353
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/17	4.250%	2,195,000	2,556,560
06/15/18	4.250%	2,000,000	2,357,620
Lane County School District No. 19 Springfield
Unlimited General Obligation Refunding Bonds
Series 1997 (NPFGC/FGIC)
10/15/12	6.000%	1,740,000	1,775,322
10/15/14	6.000%	1,310,000	1,463,453
Lane County School District No. 4J Eugene
Unlimited General Obligation Refunding Bonds
Series 2002
07/01/12	5.000%	1,000,000	1,004,081
07/01/13	5.250%	1,000,000	1,054,280
Linn Benton Community College District Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC) (a)
06/15/13	0.000%	1,000,000	989,460
Linn County Community School District No. 9 Lebanon Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC)
06/15/15	5.250%	305,000	319,646
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005
06/01/22	5.000%	1,695,000	1,816,447
Portland Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/16	5.000%	4,750,000	5,374,435
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2009A
06/15/15	4.000%	$3,850,000	$4,240,660
06/15/16	5.000%	2,500,000	2,922,350
Unlimited General Obligation Refunding Bonds
Marion & Polk Counties
Series 2004
06/15/13	5.000%	2,285,000	2,397,628
Tri-County Metropolitan Transportation District
Refunding Revenue Bonds
Limited Tax Pledge
Series 2005A (AGM)
09/01/17	5.000%	4,250,000	4,823,367
Series 2003A
09/01/15	5.000%	1,000,000	1,032,000
Revenue Bonds
Series 2009A
09/01/18	4.000%	1,000,000	1,168,950
09/01/21	4.250%	1,815,000	2,102,968
Tualatin Hills Park & Recreation District Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC)
03/01/14	5.750%	990,000	1,082,337
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,725,942
Washington & Clackamas Counties School District No. 23J Tigard- Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	1,055,139
06/15/21	5.000%	6,575,000	8,269,772
Washington & Clackamas Counties School District No. 23J Tigard- Tualatin (a)
Limited General Obligation Bonds
Series 2000
06/15/18	0.000%	2,700,000	2,352,699
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	8,125,000	8,984,706
Washington County School District No. 1 West Union
Unlimited General Obligation Refunding Bonds
Series 1998
11/01/13	5.000%	1,100,000	1,173,029
Washington County School District No. 1 West Union (a)
Unlimited General Obligation Bonds
Capital Appreciation-Hillsboro
Series 2006 (NPFGC)
06/15/25	0.000%	4,065,000	2,394,163
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A
06/15/24	5.000%	1,780,000	2,182,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/21	5.500%	$1,000,000	$1,283,330
Total			173,478,788
MULTI-FAMILY 1.8%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	4,000,000	4,034,520
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,565,000	1,664,831
Clackamas County Housing Authority
Revenue Bonds
Senior Lien-Easton Ridge
Series 1996A
12/01/16	5.800%	1,160,000	1,160,638
12/01/26	5.900%	1,750,000	1,750,595
Total			8,610,584
MUNICIPAL POWER 3.2%
City of Eugene
Refunding Revenue Bonds
Electric Utility System
Series 2011A
08/01/28	5.000%	2,200,000	2,602,512
08/01/29	5.000%	3,410,000	4,009,683
Emerald People’s Utility District
Refunding Revenue Bonds
Series 1996 (NPFGC/FGIC)
11/01/12	7.350%	2,490,000	2,557,778
11/01/13	7.350%	2,675,000	2,911,657
Series 2003A (AGM)
11/01/20	5.250%	605,000	638,456
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (c)
07/01/24	5.250%	2,475,000	2,709,160
Total			15,429,246
OTHER BOND ISSUE 1.1%
Oregon State Facilities Authority Revenue Bonds Goodwill Industries Lane County Series 1998A (d)(e)
11/15/22	6.650%	2,770,000	2,771,662

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE (CONTINUED)
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008 (c)
12/01/13	5.000%	$2,455,000	$2,594,076
Total			5,365,738
PORTS 0.5%
Port of Morrow
Refunding Revenue Bonds
Series 2007
06/01/20	4.875%	750,000	750,127
06/01/25	5.000%	1,000,000	997,630
Port of St. Helen’s
Revenue Bonds
Series 1999
08/01/14	5.600%	200,000	200,256
08/01/19	5.750%	425,000	425,268
Total			2,373,281
RECREATION 5.1%
Oregon State Department of Administrative Services
Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,672,805
Series 2009A
04/01/21	5.000%	5,000,000	6,069,100
04/01/22	5.000%	5,000,000	6,008,300
04/01/27	5.000%	4,000,000	4,645,720
Series 2012B
04/01/18	3.000%	3,600,000	3,981,132
Unrefunded Revenue Bonds
Series 2003A (AGM)
04/01/14	5.000%	380,000	403,666
Total			24,780,723
REFUNDED / ESCROWED 5.6%
Benton & Linn Counties Consolidated School District No. 509J & 509A Prerefunded 06/01/13 Unlimited General Obligation Bonds Series 2003 (AGM)
06/01/17	5.000%	2,665,000	2,790,521
Coos County School District No. 13 North Bend Prerefunded 06/15/12 Unlimited General Obligation Bonds Series 2002 (AGM)
06/15/15	5.500%	1,765,000	1,768,654
Linn County Community School District No. 9 Lebanon
Prerefunded 06/15/13 Unlimited General Obligation Bonds
Series 2001 (FGIC)
06/15/15	5.250%	255,000	265,947
06/15/21	5.550%	2,000,000	2,110,420

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
North Clackamas Parks & Recreation District Revenue Bonds Recreational Facilities Series 1993 Escrowed to Maturity
04/01/13	5.700%	$440,000	$459,532
Oregon Department of Transportation Prerefunded 11/15/12 Revenue Bonds Series 2002A
11/15/16	5.500%	2,500,000	2,560,425
Oregon State Department of Administrative Services
Prerefunded 10/01/13 Revenue Bonds
Series 2003A (AGM)
04/01/14	5.000%	1,450,000	1,541,016
Prerefunded 11/01/12 Certificate of Participation
Series 2002E (AGM)
11/01/13	5.000%	1,470,000	1,499,312
Puerto Rico Highway & Transportation Authority Prerefunded 07/01/12 Revenue Bonds Series 2003AA-1 (AGM)(c)
07/01/26	4.950%	2,060,000	2,068,075
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriations Series 2002E Escrowed to Maturity(c)
08/01/26	6.000%	5,000,000	7,121,750
State of Oregon
Prerefunded 08/01/014 Unlimited General Obligation Refunding Bonds
Series 2004D
08/01/24	5.000%	165,000	181,432
Prerefunded 10/15/12 Unlimited General Obligation Bonds
Series 2002A
10/15/15	5.250%	1,735,000	1,767,618
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity(c)
10/01/18	7.300%	980,000	1,194,777
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin Prerefunded 06/15/12 Unlimited General Obligation Bonds Series 2002 (NPFGC)
06/15/17	5.375%	1,500,000	1,503,030
Total			26,832,509
RETIREMENT COMMUNITIES 0.4%
Albany Hospital Facility Authority Refunding Revenue Bonds Mennonite Home of Albany Project Series 2004A
10/01/12	5.000%	680,000	682,346

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Multnomah County Hospital Facilities Authority Revenue Bonds Terwilliger Plaza Project Series 2006A
12/01/26	5.250%	$1,400,000	$1,449,266
Total			2,131,612
SINGLE FAMILY 2.5%
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage
Series 2008G
07/01/28	5.200%	4,375,000	4,738,956
Single Family Mortgage Program
Series 2001Q
07/01/15	4.700%	325,000	325,829
07/01/17	4.900%	320,000	320,733
Series 2010A
07/01/27	5.250%	810,000	885,435
Series 2011A (FHLMC)
07/01/25	5.250%	2,370,000	2,623,685
Series 2011B
07/01/28	5.250%	2,000,000	2,214,300
Series 2011J
07/01/24	5.150%	995,000	996,473
Total			12,105,411
SPECIAL NON PROPERTY TAX 5.1%
Oregon Department of Transportation
Revenue Bonds
Senior Lien
Series 2007A
11/15/16	5.000%	6,305,000	7,490,718
Series 2009A
11/15/27	4.750%	7,000,000	8,020,460
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA-1 (AGM) (c)
07/01/26	4.950%	2,940,000	3,166,968
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/31	5.000%	1,100,000	1,207,943
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (c)
10/01/25	5.000%	4,410,000	4,765,755
Total			24,651,844

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX 6.3%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	$4,455,000	$4,860,182
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown
Series 2011
06/15/18	5.000%	3,095,000	3,648,819
Senior Lien-Oregon Convention Center
Series 2011
06/15/20	5.000%	4,305,000	5,157,821
Revenue Bonds
Series 2003A (AMBAC)
06/15/17	5.000%	1,500,000	1,566,870
06/15/18	5.000%	3,070,000	3,183,713
06/15/20	5.000%	2,000,000	2,076,180
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/26	5.000%	1,580,000	1,732,991
06/15/27	5.000%	1,370,000	1,494,862
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,747,176
06/15/26	5.000%	1,440,000	1,611,173
Redmond Urban Renewal Agency
Tax Allocation Bonds
Downtown Urban Renewal Area
Series 1999B
06/01/13	5.650%	190,000	190,591
06/01/19	5.850%	785,000	786,923
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001
06/01/15	5.250%	635,000	636,441
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/16	5.375%	575,000	576,317
02/15/21	5.625%	1,100,000	1,101,947
Total			30,372,006
STATE APPROPRIATED 4.0%
Oregon State Department of Administrative Services
Certificate of Participation
Series 2007A (NPFGC/FGIC)
05/01/24	5.000%	2,630,000	2,920,799
05/01/25	5.000%	2,780,000	3,072,484
05/01/26	5.000%	2,800,000	3,075,240
Series 2009A
05/01/23	5.000%	3,100,000	3,607,346
Refunding Certificate of Participation
Series 2012A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
05/01/17	5.000%	$5,320,000	$6,351,707
Total			19,027,576
STATE GENERAL OBLIGATION 2.4%
State of Oregon
Unlimited General Obligation Refunding Bonds
Oregon University System
Series 2012A
08/01/19	5.000%	5,000,000	6,272,850
Unrefunded Unlimited General Obligation Refunding Bonds
Series 2004D
08/01/24	5.000%	3,455,000	3,755,481
State of Oregon (a)
Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/17	0.000%	1,050,000	984,428
State Higher Board of Education
Series 1996A
08/01/14	0.000%	490,000	483,390
Total			11,496,149
TRANSPORTATION 1.2%
Tri-County Metropolitan Transportation District Revenue Bonds Capital Grant Receipt Series 2011A
10/01/25	5.000%	4,775,000	5,685,115
WATER & SEWER 5.5%
City of Myrtle Point Water Revenue Bonds Series 2000
12/01/20	6.000%	510,000	511,107
City of Portland Sewer System
Refunding Revenue Bonds
1st Lien
Series 2008A
06/15/17	5.000%	1,500,000	1,802,460
Revenue Bonds
First Lien
Series 2004A (AGM)
10/01/21	4.250%	2,500,000	2,677,600
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2006B
10/01/16	5.000%	5,330,000	6,319,035
Revenue Bonds
Series 2004B
10/01/13	5.000%	730,000	776,428
City of Sutherlin Water Revenue Bonds BAN Series 2012 (f)
11/15/13	1.400%	1,230,000	1,230,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
City of Woodburn
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	$1,115,000	$1,186,561
03/01/19	5.000%	3,490,000	4,142,839
03/01/22	5.000%	4,620,000	5,549,036
Washington County Clean Water Services Refunding Revenue Bonds Senior Lien Series 2004 (NPFGC)
10/01/13	5.000%	2,310,000	2,454,675
Total			26,650,011
Total Municipal Bonds (Cost: $429,738,796)			$467,786,993

	Shares	Value

Money Market Funds 1.8%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (g)	4,008,645	$4,008,645
JPMorgan Tax Free Money Market Fund, 0.010% (g)	4,847,082	4,847,082
Total Money Market Funds (Cost: $8,855,727)		$8,855,727
Total Investments (Cost: $438,594,523) (h)		$476,642,720(i)
Other Assets & Liabilities, Net		4,575,073
Total Net Assets		$481,217,793

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2012.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At May 31, 2012, the value of these securities amounted to $24,828,504 or 5.16% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2012 was $2,771,662, representing 0.58% of net assets.  Information concerning such security holdings at May 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Oregon State Facilities Authority
Revenue Bonds
Goodwill Industries Lane County
Series 1998A
11/15/22 6.650%	06-17-98	$2,770,000

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the value of these securities amounted to $2,771,662 or 0.58% of net assets.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(h)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $438,595,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,216,000
Unrealized Depreciation	(168,000)
Net Unrealized Appreciation	$38,048,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)

is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Municipal Bonds	$—	$467,786,993	$—	$467,786,993
Total Bonds	—	467,786,993	—	467,786,993

Other
Money Market Funds	8,855,727	—	—	8,855,727
Total Other	8,855,727	—	—	8,855,727
Total	$8,855,727	$467,786,993	$—	$476,642,720

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Growth Fund I

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.5%
CONSUMER DISCRETIONARY 18.3%
Diversified Consumer Services 0.8%
Coinstar, Inc. (a)	135,700	$8,336,051
Hotels, Restaurants & Leisure 2.9%
BJ’s Restaurants, Inc. (a)(b)	179,210	7,847,606
Domino’s Pizza, Inc.	397,400	12,204,154
Life Time Fitness, Inc. (a)(b)	198,100	8,490,566
Total		28,542,326
Leisure Equipment & Products 1.6%
Arctic Cat, Inc. (a)(b)	233,800	8,454,208
Polaris Industries, Inc.	91,510	6,952,015
Total		15,406,223
Media 1.7%
IMAX Corp. (a)(b)	433,084	9,198,704
National CineMedia, Inc.	567,000	7,648,830
Total		16,847,534
Specialty Retail 8.0%
Asbury Automotive Group, Inc. (a)(b)	309,700	8,278,281
Body Central Corp. (a)(b)	335,747	4,918,694
Cabela’s, Inc. (a)(b)	180,600	6,382,404
GNC Holdings, Inc., Class A	375,317	14,460,964
hhgregg, Inc. (a)(b)	390,800	4,201,100
Lumber Liquidators Holdings, Inc. (a)(b)	264,400	7,691,396
Pier 1 Imports, Inc. (b)	724,675	11,812,202
Rent-A-Center, Inc. (b)	234,900	7,909,083
Select Comfort Corp. (a)(b)	246,400	6,741,504
Vitamin Shoppe, Inc. (a)(b)	117,800	5,833,456
Total		78,229,084
Textiles, Apparel & Luxury Goods 3.3%
Crocs, Inc. (a)(b)	387,830	6,558,206
Fifth & Pacific Co., Inc. (a)(b)	574,200	6,873,174
Gildan Activewear, Inc.	616,700	14,535,619
Tumi Holdings, Inc. (a)(b)	260,461	4,492,952
Total		32,459,951
TOTAL CONSUMER DISCRETIONARY		179,821,169
CONSUMER STAPLES 4.8%
Food & Staples Retailing 2.7%
Casey’s General Stores, Inc. (b)	291,500	16,507,645
Fresh Market, Inc. (The) (a)(b)	179,600	10,438,352
Total		26,945,997

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.6%
Post Holdings, Inc. (a)	183,100	$5,505,817
Personal Products 1.5%
Elizabeth Arden, Inc. (a)	283,311	9,762,897
Nu Skin Enterprises, Inc., Class A (b)	105,900	4,540,992
Total		14,303,889
TOTAL CONSUMER STAPLES		46,755,703
ENERGY 7.2%
Energy Equipment & Services 1.7%
CARBO Ceramics, Inc. (b)	58,800	4,783,968
Key Energy Services, Inc. (a)(b)	495,800	4,913,378
Superior Energy Services, Inc. (a)	335,672	7,263,942
Total		16,961,288
Oil, Gas & Consumable Fuels 5.5%
Energy XXI Bermuda Ltd. (b)	444,107	13,789,522
Golar LNG Ltd.	157,400	5,513,722
Kodiak Oil & Gas Corp. (a)(b)	591,434	4,796,530
Oasis Petroleum, Inc. (a)(b)	406,495	10,442,856
Resolute Energy Corp. (a)(b)	575,965	5,039,694
Rosetta Resources, Inc. (a)(b)	120,024	4,643,729
Teekay Tankers Ltd., Class A	931,800	3,792,426
Western Refining, Inc. (b)	296,000	5,724,640
Total		53,743,119
TOTAL ENERGY		70,704,407
FINANCIALS 6.9%
Commercial Banks 1.1%
Signature Bank (a)	184,150	11,308,651
Consumer Finance 0.9%
DFC Global Corp. (a)	524,749	8,647,864
Real Estate Investment Trusts (REITs) 3.9%
DiamondRock Hospitality Co.	700,900	6,966,946
Home Properties, Inc. (b)	189,800	11,376,612
Omega Healthcare Investors, Inc. (b)	378,700	7,994,357
Redwood Trust, Inc.	63,016	763,124
Sabra Health Care REIT, Inc.	385,409	5,542,181
Summit Hotel Properties, Inc. (b)	725,041	5,778,577
Total		38,421,797

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development 1.0%
Zillow, Inc. (a)(b)	239,679	$9,390,623
TOTAL FINANCIALS		67,768,935
HEALTH CARE 20.7%
Biotechnology 6.8%
Alkermes PLC (a)(b)	629,600	9,834,352
Amarin Corp. PLC, ADR (a)(b)	906,200	10,738,470
Ariad Pharmaceuticals, Inc. (a)	493,900	8,183,923
Dynavax Technologies Corp. (a)	941,513	3,549,504
Exact Sciences Corp. (a)	486,700	4,808,596
Idenix Pharmaceuticals, Inc. (a)(b)	867,307	7,840,455
Ironwood Pharmaceuticals, Inc. (a)(b)	342,855	4,086,832
Onyx Pharmaceuticals, Inc. (a)	295,059	13,507,801
Rigel Pharmaceuticals, Inc. (a)(b)	637,700	4,738,111
Total		67,288,044
Health Care Equipment & Supplies 4.6%
Align Technology, Inc. (a)(b)	417,624	13,042,398
Insulet Corp. (a)(b)	548,389	10,101,325
Masimo Corp. (a)(b)	349,824	6,580,189
NxStage Medical, Inc. (a)(b)	436,500	6,630,435
Volcano Corp. (a)	296,100	8,465,499
Total		44,819,846
Health Care Providers & Services 5.1%
Brookdale Senior Living, Inc. (a)	1,039,890	17,147,786
Catalyst Health Solutions, Inc. (a)	97,206	8,444,285
HMS Holdings Corp. (a)(b)	586,113	15,701,968
IPC The Hospitalist Co., Inc. (a)(b)	253,200	8,859,468
Total		50,153,507
Health Care Technology 0.5%
athenahealth, Inc. (b)	74,300	5,400,867
Life Sciences Tools & Services 0.6%
ICON PLC, ADR (a)(b)	267,689	5,747,283
Pharmaceuticals 3.1%
Akorn, Inc. (a)(b)	319,000	4,354,350
Impax Laboratories, Inc. (a)(b)	479,690	9,943,973
MAP Pharmaceuticals, Inc. (a)(b)	471,005	5,543,729
Salix Pharmaceuticals Ltd. (a)(b)	197,095	10,211,492
Total		30,053,544
TOTAL HEALTH CARE		203,463,091

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 17.6%
Aerospace & Defense 2.2%
Hexcel Corp. (a)(b)	631,900	$15,405,722
LMI Aerospace, Inc. (a)	370,619	5,818,718
Total		21,224,440
Building Products 0.9%
USG Corp. (a)(b)	568,900	8,772,438
Commercial Services & Supplies 2.6%
Clean Harbors, Inc. (a)(b)	105,200	6,529,764
Portfolio Recovery Associates, Inc. (a)(b)	148,900	10,290,479
Tetra Tech, Inc. (a)	361,805	9,041,507
Total		25,861,750
Electrical Equipment 0.8%
Regal-Beloit Corp.	128,742	7,761,855
Machinery 3.4%
Chart Industries, Inc. (a)(b)	95,509	5,965,492
Lindsay Corp. (b)	118,373	6,587,457
Proto Labs, Inc. (a)(b)	149,983	5,532,873
Trinity Industries, Inc.	208,415	5,147,851
Woodward, Inc. (b)	276,400	10,423,044
Total		33,656,717
Marine 0.7%
Costamare, Inc.	481,364	6,406,955
Professional Services 1.5%
Acacia Research Corp. (a)(b)	229,500	7,979,715
Advisory Board Co. (The) (a)(b)	66,147	6,407,660
Total		14,387,375
Road & Rail 2.9%
Avis Budget Group, Inc. (a)(b)	328,000	4,870,800
Genesee & Wyoming, Inc., Class A (a)(b)	79,091	3,963,250
Knight Transportation, Inc. (b)	265,300	4,446,428
Landstar System, Inc.	133,800	7,051,260
Roadrunner Transportation Systems, Inc. (a)	478,686	8,041,925
Total		28,373,663
Trading Companies & Distributors 2.6%
TAL International Group, Inc. (b)	221,182	7,234,863
Titan Machinery, Inc. (a)(b)	160,200	4,942,170
United Rentals, Inc. (a)	225,100	7,777,205

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
Watsco, Inc. (b)	77,500	$5,704,775
Total		25,659,013
TOTAL INDUSTRIALS		172,104,206
INFORMATION TECHNOLOGY 19.4%
Internet Software & Services 3.8%
Bankrate, Inc. (a)(b)	375,160	6,520,281
CoStar Group, Inc. (a)(b)	120,640	8,914,090
DealerTrack Holdings, Inc. (a)	327,100	8,929,830
LogMeIn, Inc. (a)(b)	189,885	6,085,814
Stamps.com, Inc. (a)(b)	273,300	6,712,248
Total		37,162,263
IT Services 0.6%
Wright Express Corp. (a)	104,119	5,836,911
Semiconductors & Semiconductor Equipment 3.6%
Entegris, Inc. (a)(b)	730,501	5,632,163
Kulicke & Soffa Industries, Inc. (a)	397,800	4,184,856
Semtech Corp. (a)	433,600	10,445,424
Silicon Laboratories, Inc. (a)(b)	188,600	6,512,358
Volterra Semiconductor Corp. (a)(b)	318,013	8,834,401
Total		35,609,202
Software 11.4%
ACI Worldwide, Inc. (a)(b)	187,900	7,175,901
Aspen Technology, Inc. (a)(b)	752,300	16,625,830
BroadSoft, Inc. (a)(b)	93,382	2,550,262
CommVault Systems, Inc. (a)	162,400	7,611,688
Concur Technologies, Inc. (a)(b)	93,100	5,758,235
Fortinet, Inc. (a)	437,400	9,294,750
Guidewire Software, Inc. (a)(b)	330,400	8,560,664
Infoblox, Inc. (a)	216,152	4,277,648
Kenexa Corp. (a)	255,100	7,441,267
Monitise PLC (a)	8,863,600	3,961,569
Parametric Technology Corp. (a)	493,215	9,962,943
Pegasystems, Inc.	161,500	5,004,885
Proofpoint, Inc. (a)	443,000	6,321,610
QLIK Technologies, Inc. (a)	199,500	4,534,635
Sourcefire, Inc. (a)(b)	100,100	5,521,516
TIBCO Software, Inc. (a)	276,175	7,387,681
Total		111,991,084
TOTAL INFORMATION TECHNOLOGY		190,599,460

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES 0.6%
Electric Utilities 0.6%
UIL Holdings Corp. (b)		180,200	$6,092,562
TOTAL UTILITIES			6,092,562
Total Common Stocks (Cost: $845,321,340)			$937,309,533

Warrants —%
ENERGY –%
Oil, Gas & Consumable Fuels –%
Magnum Hunter Resources Corp. (a)(b)(c)		128,560	$53,897
TOTAL ENERGY			53,897
Total Warrants (Cost: $110,576)			$53,897

		Shares	Value

Money Market Funds 4.0%
Columbia Short-Term Cash Fund, 0.161% (d)(e)		39,151,616	$39,151,616
Total Money Market Funds (Cost: $39,151,616)			$39,151,616

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.3%
Asset-Backed Commercial Paper 2.0%
Atlantis One
08/01/12	0.662%	$4,983,317	$4,983,317
Kells Funding LLC
06/04/12	0.491%	4,993,330	4,993,330
10/12/12	0.612%	3,987,664	3,987,664
Working Capital Management Co., L.P.
06/11/12	0.240%	4,998,867	4,998,867
Total			18,963,178
Certificates of Deposit 12.0%
ABM AMRO Bank N.V.
06/21/12	0.400%	4,994,894	4,994,894
08/08/12	0.460%	3,995,303	3,995,303
Australia and New Zealand Bank Group, Ltd.
08/16/12	0.620%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Barclays Bank PLC
07/18/12	0.280%	$10,000,000	$10,000,000
Credit Suisse
11/08/12	0.399%	5,000,000	5,000,000
DZ Bank AG
07/27/12	0.320%	5,000,000	5,000,000
Deutsche Bank AG
09/14/12	0.750%	5,000,000	5,000,000
DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
06/25/12	0.240%	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
08/14/12	0.400%	8,000,000	8,000,000
N.V. Bank Nederlandse Gemeenten
06/29/12	0.260%	5,000,000	5,000,000
National Australia Bank
08/16/12	0.339%	6,000,000	6,000,000
10/29/12	0.298%	4,999,800	4,999,800
National Bank of Canada
11/09/12	0.299%	5,000,000	5,000,000
Norinchukin Bank
08/21/12	0.390%	5,000,000	5,000,000
Rabobank
10/26/12	0.515%	5,000,000	5,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	6,977,654	6,977,654
Sumitomo Mitsui Banking Corp.
07/24/12	0.350%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.479%	7,000,000	7,000,000
Svenska Handelsbanken
07/26/12	0.590%	5,000,252	5,000,252
08/30/12	0.580%	4,000,000	4,000,000
Total			117,967,903
Commercial Paper 4.5%
Caisse d’Amortissement de la Dette Sociale
08/10/12	0.531%	4,989,474	4,989,474

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Development Bank of Singapore Ltd.
08/02/12	0.551%	$5,984,050	$5,984,050
DnB NOR
08/30/12	0.489%	6,000,000	6,000,000
Macquarie Bank Ltd.
10/19/12	0.980%	5,000,000	5,000,000
Nordea Bank AB
07/24/12	0.627%	6,977,882	6,977,882
Skandinaviska Enskilda Banken AB
06/15/12	0.330%	9,994,500	9,994,500
The Commonwealth Bank of Australia
08/16/12	0.299%	5,000,000	5,000,000
Total			43,945,906
Repurchase Agreements 6.8%
Citigroup Global Markets, Inc. dated 05/31/12, matures 06/01/12, repurchase price $14,000,086 (f)
	0.220%	14,000,000	14,000,000
Goldman Sachs & Co. dated 5/31/12, matures 6/01/12, repurchase price $10,000,058 (f)
	0.210%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 5/31/12, matures 6/01/12, repurchase price $5,000,035 (f)
	0.250%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $10,000,067 (f)
	0.240%	10,000,000	10,000,000
Societe Generale dated 5/31/12, matures 6/01/12, repurchase price $25,000,146 (f)
	0.210%	25,000,000	25,000,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $3,021,331 (f)
	0.210%	3,021,314	3,021,314
Total			67,021,314

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $247,898,301)			$247,898,301
Total Investments (Cost: $1,132,481,833) (g)			$1,224,413,347(h)
Other Assets & Liabilities, Net			(243,316,961)
Net Assets			$981,096,386

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At May 31, 2012, security was partially or fully on loan.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2012 was $53,897, representing 0.01% of net assets. Information concerning such security holdings at May 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Magnum Hunter Resources Corp.	03-07-11 - 06-29-11	$110,576

(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$25,109,566	$481,359,917	$(467,317,867)	$—	$39,151,616	$29,616	$39,151,616

(e)	The rate shown is the seven-day current annualized yield at May 31, 2012.

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$70,373
Fannie Mae REMICS	5,542,053
Fannie Mae-Aces	114,964
Freddie Mac Reference REMIC	30,900
Freddie Mac REMICS	7,052,068
Government National Mortgage Association	1,469,642
Total Market Value of Collateral Securities	$14,280,000

Goldman Sachs & Co. (0.210%)

Security Description	Value

Ginnie Mae I Pool	$8,107,002
Ginnie Mae II Pool	2,092,998
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value

Fannie Mae Grantor Trust	$151,844
Fannie Mae Pool	11,733
Fannie Mae REMICS	2,570,190
Fannie Mae Whole Loan	177,263
FHLMC Structured Pass Through Securities	80,953
Freddie Mac Non Gold Pool	354,619
Freddie Mac REMICS	337,081
Ginnie Mae II Pool	1,416,317
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value

Fannie Mae Pool	$844,497
Fannie Mae REMICS	2,720,294
Fannie Mae-Aces	33,000
Freddie Mac Gold Pool	1,146,583
Freddie Mac REMICS	2,240,132
Government National Mortgage Association	2,231,988
United States Treasury Note/Bond	983,574
Total Market Value of Collateral Securities	$10,200,068

Societe Generale (0.210%)

Security Description	Value

Fannie Mae Pool	$14,039,392
Freddie Mac Gold Pool	11,460,608
Total Market Value of Collateral Securities	$25,500,000

UBS Securities LLC (0.210%)

Security Description	Value

Ginnie Mae I Pool	$1,887,573
Ginnie Mae II Pool	1,194,167
Total Market Value of Collateral Securities	$3,081,740

(g)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $1,132,482,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$133,491,000
Unrealized Depreciation	(41,560,000)
Net Unrealized Appreciation	$91,931,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated February 29, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$179,821,169	$—	$—	$179,821,169
Consumer Staples	46,755,703	—	—	46,755,703
Energy	70,704,407	—	—	70,704,407
Financials	67,768,935	—	—	67,768,935
Health Care	203,463,091	—	—	203,463,091
Industrials	172,104,206	—	—	172,104,206
Information Technology	186,637,891	3,961,569	—	190,599,460
Utilities	6,092,562	—	—	6,092,562
Warrants
Energy	—	53,897	—	53,897

Total Equity Securities	933,347,964	4,015,466	—	937,363,430
Other
Money Market Funds	39,151,616	—	—	39,151,616
Investments of Cash Collateral Received for Securities on Loan	—	247,898,301	—	247,898,301

Total Other	39,151,616	247,898,301	—	287,049,917
Total	$972,499,580	$251,913,767	$—	$1,224,413,347

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Strategic Investor Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
CONSUMER DISCRETIONARY 10.4%
Auto Components 0.4%
Nokian Renkaat OYJ	89,488	$3,352,754
Automobiles 0.4%
Bayerische Motoren Werke AG (a)	36,113	2,728,344
Diversified Consumer Services 0.4%
New Oriental Education & Technology Group, ADR (b)	127,440	3,378,434
Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	91,407	2,933,251
Darden Restaurants, Inc. (a)	40,769	2,108,980
McDonald’s Corp.	62,900	5,619,486
Total		10,661,717
Internet & Catalog Retail 1.3%
Amazon.com, Inc. (b)	44,722	9,521,761
Media 3.3%
Comcast Corp., Class A	350,993	10,147,208
News Corp., Class A	358,406	6,881,395
Television Broadcasts Ltd.	388,000	2,543,576
Viacom, Inc., Class B	106,915	5,103,053
Total		24,675,232
Multiline Retail 1.7%
Kohl’s Corp. (a)	97,142	4,451,047
Target Corp.	141,189	8,176,255
Total		12,627,302
Specialty Retail 1.5%
Foschini Group Ltd. (The)	244,679	3,434,486
Home Depot, Inc. (The)	94,620	4,668,551
RadioShack Corp. (a)	767,000	3,558,880
Total		11,661,917
TOTAL CONSUMER DISCRETIONARY		78,607,461
CONSUMER STAPLES 10.7%
Beverages 1.8%
Britvic PLC	214,600	1,096,739
PepsiCo, Inc.	181,313	12,302,087
Total		13,398,826
Food & Staples Retailing 3.7%
CVS Caremark Corp.	240,625	10,813,687
Kroger Co. (The)	96,263	2,118,749

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Raia Drogasil SA	597,400	$5,408,694
Wal-Mart Stores, Inc.	145,707	9,590,435
Total		27,931,565
Food Products 2.8%
Kellogg Co.	68,803	3,356,211
Kraft Foods, Inc., Class A	180,586	6,911,026
Nestlé SA, Registered Shares	65,700	3,723,462
Unilever NV - NY Shares	232,164	7,280,663
Total		21,271,362
Household Products 0.5%
Procter & Gamble Co. (The)	62,549	3,896,177
Tobacco 1.9%
British American Tobacco PLC	80,558	3,797,311
Lorillard, Inc.	61,725	7,629,210
PT Gudang Garam Tbk	442,000	2,535,434
Total		13,961,955
TOTAL CONSUMER STAPLES		80,459,885
ENERGY 10.4%
Energy Equipment & Services 1.7%
National Oilwell Varco, Inc.	113,348	7,565,979
Schlumberger Ltd.	79,818	5,048,489
Total		12,614,468
Oil, Gas & Consumable Fuels 8.7%
Apache Corp.	74,672	6,076,807
Chevron Corp.	75,581	7,430,368
Enbridge, Inc.	97,603	3,848,486
Exxon Mobil Corp.	228,556	17,971,358
Lukoil OAO, ADR (b)	127,508	6,664,206
Occidental Petroleum Corp.	21,406	1,696,854
PetroChina Co., Ltd., ADR (a)	23,200	2,924,824
Royal Dutch Shell PLC, ADR	226,629	14,091,791
Total SA, ADR	113,082	4,870,442
Total		65,575,136
TOTAL ENERGY		78,189,604
FINANCIALS 15.8%
Capital Markets 1.0%
Invesco Ltd.	163,633	3,559,018
Morgan Stanley	300,363	4,012,849
Total		7,571,867

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks 4.4%
Bank of China Ltd., Class H (b)	12,025,000	$4,617,626
DBS Group Holdings Ltd.	714,000	7,292,768
First Niagara Financial Group, Inc.	395,268	3,189,813
HDFC Bank Ltd., ADR (b)	116,928	3,269,307
Itaú Unibanco Holding SA, ADR	222,335	3,217,187
Kasikornbank PCL, Foreign Registered Shares	745,200	3,615,885
Wells Fargo & Co.	260,220	8,340,051
Total		33,542,637
Consumer Finance 0.8%
SLM Corp.	430,177	6,009,573
Diversified Financial Services 2.3%
Citigroup, Inc.	266,687	7,069,872
JPMorgan Chase & Co.	301,287	9,987,664
Total		17,057,536
Insurance 4.5%
ACE Ltd.	66,997	4,845,893
Allianz SE, Registered Shares	46,945	4,243,854
Marsh & McLennan Companies, Inc.	253,944	8,121,129
Principal Financial Group, Inc.	201,616	4,951,689
Progressive Corp. (The)	379,748	8,251,924
Sun Life Financial, Inc. (a)	177,231	3,650,959
Total		34,065,448
Real Estate Investment Trusts (REITs) 2.8%
American Tower Corp.	114,648	7,438,362
Digital Realty Trust, Inc. (a)	71,372	5,050,997
Ventas, Inc. (a)	86,555	5,091,165
Weyerhaeuser Co.	182,757	3,638,692
Total		21,219,216
TOTAL FINANCIALS		119,466,277
HEALTH CARE 9.4%
Biotechnology 0.8%
Gilead Sciences, Inc. (a)(b)	117,643	5,876,268
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	84,288	4,266,659
Covidien PLC	141,949	7,350,119
Total		11,616,778
Health Care Providers & Services 0.6%
Humana, Inc.	58,421	4,462,780

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	65,297	$3,296,192
Pharmaceuticals 6.1%
Abbott Laboratories	86,273	5,330,809
GlaxoSmithKline PLC, ADR	151,631	6,688,443
Johnson & Johnson	98,053	6,121,449
Merck & Co., Inc.	344,227	12,936,051
Pfizer, Inc.	582,584	12,741,112
Takeda Pharmaceutical Co., Ltd.	45,800	1,914,193
Total		45,732,057
TOTAL HEALTH CARE		70,984,075
INDUSTRIALS 8.5%
Aerospace & Defense 2.7%
BE Aerospace, Inc. (b)	92,844	4,022,002
Honeywell International, Inc.	110,275	6,137,906
Lockheed Martin Corp.	45,766	3,789,425
Saab AB, Class B	92,492	1,432,356
United Technologies Corp.	72,216	5,351,928
Total		20,733,617
Commercial Services & Supplies 1.1%
Pitney Bowes, Inc. (a)	253,307	3,455,107
Waste Management, Inc.	139,300	4,518,892
Total		7,973,999
Industrial Conglomerates 1.8%
General Electric Co.	302,226	5,769,494
Tyco International Ltd.	140,688	7,478,974
Total		13,248,468
Machinery 1.9%
Caterpillar, Inc.	36,598	3,206,717
Dover Corp. (a)	54,337	3,073,301
Parker Hannifin Corp.	39,886	3,260,281
SPX Corp.	24,072	1,729,092
Tennant Co. (a)	77,945	3,289,279
Total		14,558,670
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	36,645	2,476,103
Road & Rail 0.7%
Union Pacific Corp.	46,959	5,231,233
TOTAL INDUSTRIALS		64,222,090

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 17.1%
Communications Equipment 1.7%
Cisco Systems, Inc.	152,958	$2,497,804
QUALCOMM, Inc.	131,159	7,516,722
Telefonaktiebolaget LM Ericsson, ADR (a)	335,784	2,847,449
Total		12,861,975
Computers & Peripherals 4.4%
Apple, Inc. (b)	40,313	23,290,029
Diebold, Inc.	83,251	3,081,119
EMC Corp. (b)	274,456	6,545,776
Total		32,916,924
Internet Software & Services 2.4%
Earthlink, Inc. (a)	435,574	3,515,082
eBay, Inc. (b)	177,161	6,942,940
Google, Inc., Class A (b)	12,908	7,497,741
Total		17,955,763
IT Services 2.9%
International Business Machines Corp.	60,351	11,641,708
Mastercard, Inc., Class A	10,436	4,242,338
Visa, Inc., Class A	49,784	5,735,117
Total		21,619,163
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	58,948	2,143,939
Avago Technologies Ltd.	100,797	3,336,381
Intel Corp.	218,031	5,633,921
MediaTek, Inc.	252,000	2,225,990
Microchip Technology, Inc. (a)	236,080	7,323,201
Total		20,663,432
Software 3.0%
CA, Inc.	89,090	2,215,668
Microsoft Corp.	382,182	11,155,893
Oracle Corp.	354,445	9,382,159
Total		22,753,720
TOTAL INFORMATION TECHNOLOGY		128,770,977
MATERIALS 3.4%
Chemicals 2.5%
Air Products & Chemicals, Inc.	47,705	3,770,603
EI du Pont de Nemours & Co.	59,381	2,865,727
LyondellBasell Industries NV, Class A	91,410	3,607,039
Monsanto Co.	109,234	8,432,865
Total		18,676,234

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials 0.6%
PT Indocement Tunggal Prakarsa Tbk	2,325,500	$4,391,053
Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.	70,409	2,255,904
TOTAL MATERIALS		25,323,191
TELECOMMUNICATION SERVICES 5.0%
Diversified Telecommunication Services 3.9%
AT&T, Inc. (a)	336,139	11,485,870
Bezeq Israeli Telecommunication Corp. Ltd. (The), ADR	313,100	2,035,150
CenturyLink, Inc.	127,500	5,000,550
Inmarsat PLC	362,159	2,398,411
Turk Telekomunikasyon AS	679,052	2,323,288
Verizon Communications, Inc.	75,178	3,130,412
Vivendi SA (a)	205,758	3,322,724
Total		29,696,405
Wireless Telecommunication Services 1.1%
China Mobile Ltd., ADR	55,197	2,800,143
Millicom International Cellular SA, SDR	16,299	1,394,429
Vodafone Group PLC, ADR	155,529	4,166,622
Total		8,361,194
TOTAL TELECOMMUNICATION SERVICES		38,057,599
UTILITIES 6.2%
Electric Utilities 3.4%
CEZ AS (b)	105,900	3,742,751
Duke Energy Corp.	182,782	4,017,548
E.ON AG	181,604	3,318,900
Edison International	94,605	4,253,441
Exelon Corp.	122,812	4,541,588
NextEra Energy, Inc.	88,780	5,800,885
Total		25,675,113
Independent Power Producers & Energy Traders 0.4%
AES Corp. (The) (b)	280,568	3,392,067
Multi-Utilities 2.4%
Consolidated Edison, Inc.	59,136	3,569,449
National Grid PLC	468,500	4,693,340
PG&E Corp.	146,122	6,385,531

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	108,136	$3,372,762
Total		18,021,082
TOTAL UTILITIES		47,088,262
Total Common Stocks (Cost: $636,359,393)		$731,169,421

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	23,244,562	23,244,562
Total Money Market Funds (Cost: $23,244,562)		$23,244,562

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.2%
Asset-Backed Commercial Paper 0.7%
Kells Funding LLC
06/04/12	0.501%	4,993,403	4,993,403

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 0.3%
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	$1,997,805	$1,997,805
Repurchase Agreements 4.2%
Citigroup Global Markets, Inc. dated 05/31/12, matures 06/01/12, repurchase price $2,000,012 (e)
	0.220%	2,000,000	2,000,000
Goldman Sachs & Co. dated 05/31/12, matures 06/01/12, repurchase price $10,000,058 (e)
	0.210%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $8,320,055 (e)
	0.240%	8,320,000	8,320,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $11,574,814 (e)
	0.210%	11,574,746	11,574,746
Total			31,894,746
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $38,885,954)			$38,885,954

Total Investments
(Cost: $698,489,909) (f)			$793,299,937(g)
Other Assets & Liabilities, Net			(38,983,346)
Net Assets			$754,316,591

Notes to Portfolio of Investments

(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$10,423,053	$209,450,202	$(196,628,693)	$—	$23,244,562	$12,263	$23,244,562

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value

Fannie Mae Benchmark REMIC	$10,053
Fannie Mae REMICS	791,722
Fannie Mae-Aces	16,424
Freddie Mac Reference REMIC	4,414
Freddie Mac REMICS	1,007,438
Government National Mortgage Association	209,949
Total Market Value of Collateral Securities	$2,040,000

Goldman Sachs & Co. (0.210%)

Security Description	Value

Ginnie Mae I Pool	$8,107,002
Ginnie Mae II Pool	2,092,998
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value

Fannie Mae Pool	$702,622
Fannie Mae REMICS	2,263,285
Fannie Mae-Aces	27,456
Freddie Mac Gold Pool	953,957
Freddie Mac REMICS	1,863,790
Government National Mortgage Association	1,857,014
United States Treasury Note/Bond	818,333
Total Market Value of Collateral Securities	$8,486,457

UBS Securities LLC (0.210%)

Security Description	Value

Ginnie Mae I Pool	$7,231,351
Ginnie Mae II Pool	4,574,890
Total Market Value of Collateral Securities	$11,806,241

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $698,490,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$123,744,000
Unrealized Depreciation	(28,934,000)
Net Unrealized Appreciation	$94,810,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

REMIC(S)	Real Estate Mortgage Investment Conduit(s)
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applie              d to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated February 29, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$66,548,301	$12,059,160	$—	$78,607,461
Consumer Staples	69,306,939	11,152,946	—	80,459,885
Energy	78,189,604	—	—	78,189,604
Financials	99,696,144	19,770,133	—	119,466,277
Health Care	69,069,882	1,914,193	—	70,984,075
Industrials	62,789,734	1,432,356	—	64,222,090
Information Technology	126,544,987	2,225,990	—	128,770,977
Materials	20,932,138	4,391,053	—	25,323,191
Telecommunication Services	26,583,597	11,474,002	—	38,057,599
Utilities	35,333,271	11,754,991	—	47,088,262
Total Equity Securities	654,994,597	76,174,824	—	731,169,421

Other
Money Market Funds	23,244,562	—	—	23,244,562
Investments of Cash Collateral Received for Securities on Loan	—	38,885,954	—	38,885,954
Total Other	23,244,562	38,885,954	—	62,130,516
Total	$678,239,159	$115,060,778	$—	$793,299,937

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Technology Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 13.1%
Internet & Catalog Retail 9.8%
Amazon.com, Inc. (a)	25,640	$5,459,012
priceline.com, Inc. (a)	9,680	6,054,743
TripAdvisor, Inc. (a)	90,520	3,881,498
Total		15,395,253
Media 3.3%
CBS Corp., Class B Non Voting	64,270	2,051,499
DIRECTV, Class A (a)	18,600	826,770
IMAX Corp. (a)(b)	73,404	1,559,101
National CineMedia, Inc. (b)	57,419	774,582
Total		5,211,952
TOTAL CONSUMER DISCRETIONARY		20,607,205
HEALTH CARE 1.2%
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	46,230	1,879,712
TOTAL HEALTH CARE		1,879,712
INDUSTRIALS 3.5%
Machinery 0.6%
Proto Labs, Inc. (a)	26,027	960,136
Professional Services 2.9%
Acacia Research Corp. (a)	22,350	777,109
Nielsen Holdings NV (a)	68,330	1,895,474
Verisk Analytics, Inc., Class A (a)	39,570	1,895,403
Total		4,567,986
TOTAL INDUSTRIALS		5,528,122
INFORMATION TECHNOLOGY 80.6%
Communications Equipment 4.1%
F5 Networks, Inc. (a)	16,570	1,714,664
Harris Corp.	36,740	1,461,517
QUALCOMM, Inc.	57,550	3,298,190
Total		6,474,371
Computers & Peripherals 11.7%
Apple, Inc. (a)	19,220	11,103,971
EMC Corp. (a)	223,150	5,322,127
NetApp, Inc. (a)	41,480	1,234,445
Seagate Technology PLC	32,210	754,680
Total		18,415,223

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 4.1%
Amphenol Corp., Class A	36,330	$1,932,393
Arrow Electronics, Inc. (a)	11,530	390,982
Avnet, Inc. (a)	25,040	763,470
Corning, Inc.	31,350	407,236
Research Frontiers, Inc. (a)(b)	57,688	195,562
Trimble Navigation Ltd. (a)(b)	56,690	2,673,784
Total		6,363,427
Internet Software & Services 16.8%
Akamai Technologies, Inc. (a)	54,270	1,592,282
Angie’s List, Inc. (a)	53,180	679,109
Baidu, Inc., ADR (a)	20,790	2,448,438
DealerTrack Holdings, Inc. (a)(b)	60,220	1,644,006
eBay, Inc. (a)	146,080	5,724,875
Google, Inc., Class A (a)	9,140	5,309,060
LinkedIn Corp., Class A (a)(b)	17,810	1,711,541
Netease, Inc., ADR (a)	34,600	2,157,656
Rackspace Hosting, Inc. (a)(b)	35,330	1,747,775
Stamps.com, Inc. (a)(b)	75,200	1,846,912
Zillow, Inc. (a)(b)	40,760	1,596,977
Total		26,458,631
IT Services 5.7%
Accenture PLC, Class A	30,810	1,759,251
Cognizant Technology Solutions Corp., Class A (a)	27,170	1,582,653
Teradata Corp. (a)	84,300	5,604,264
Total		8,946,168
Semiconductors & Semiconductor Equipment 15.0%
Alpha & Omega Semiconductor Ltd. (a)(b)	131,770	1,181,977
ASML Holding NV, NY Registered Shares	55,160	2,526,880
Avago Technologies Ltd.	66,640	2,205,784
Broadcom Corp., Class A (a)	25,110	812,308
Intel Corp.	101,150	2,613,716
KLA-Tencor Corp.	67,670	3,101,316
NXP Semiconductor NV (a)	70,660	1,491,633
ON Semiconductor Corp. (a)	213,070	1,436,092
Samsung Electronics Co., Ltd., GDR	10,940	5,590,340
Silicon Laboratories, Inc. (a)	31,570	1,090,112
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	86,530	1,188,057
Texas Instruments, Inc.	13,450	383,056
Total		23,621,271

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 23.2%
Application Software 9.2%
Autodesk, Inc. (a)	45,570	$1,459,151
Citrix Systems, Inc. (a)	32,090	2,345,137
Guidewire Software, Inc. (a)	30,020	777,818
Informatica Corp. (a)	36,250	1,501,838
Intuit, Inc.	33,020	1,856,715
Monitise PLC (a)	3,616,110	1,616,213
Parametric Technology Corp. (a)	42,550	859,510
Salesforce.com, Inc. (a)	13,920	1,929,590
TIBCO Software, Inc. (a)	75,602	2,022,354
Total		14,368,326
Home Entertainment Software 0.8%
Electronic Arts, Inc. (a)	96,340	1,312,151
Systems Software 13.2%
Check Point Software Technologies Ltd. (a)(b)	85,193	4,365,289
Fortinet, Inc. (a)	51,230	1,088,638
Infoblox, Inc. (a)	46,866	927,478
MICROS Systems, Inc. (a)(b)	15,790	833,080
Microsoft Corp.	122,210	3,567,310
Proofpoint, Inc. (a)(b)	152,006	2,169,126
Red Hat, Inc. (a)	35,000	1,798,300
Sourcefire, Inc. (a)(b)	28,580	1,576,473
VMware, Inc., Class A (a)	46,830	4,355,658
Total		20,681,352
TOTAL SOFTWARE		36,361,829
TOTAL INFORMATION TECHNOLOGY		126,640,920
Total Common Stocks (Cost: $155,823,907)		$154,655,959

Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	3,385,610	$3,385,610
Total Money Market Funds (Cost: $3,385,610)	$3,385,610

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.9%
Repurchase Agreements 5.9%
Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12, repurchase price $5,000,035 (e)
0.250%	5,000,000	$5,000,000
Pershing LLC dated 05/31/12, matures 06/01/12, repurchase price $1,500,014 (e)
0.340%	1,500,000	1,500,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $2,714,322 (e)
0.210%	2,714,306	2,714,306
Total	9,214,306
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $9,214,306)	$9,214,306
Total Investments
(Cost: $168,423,823) (f)	$167,255,875(g)
Other Assets & Liabilities, Net	(10,255,069)
Net Assets	$157,000,806

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At May 31, 2012, security was partially or fully on loan.
(c)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$ 11,783,957	$ 185,065,152	$(193,463,499)	$ —	$ 3,385,610	$ 6,628	$ 3,385,610

(d)	The rate shown is the seven-day current annualized yield at May 31, 2012.

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value
Fannie Mae Grantor Trust	$151,844
Fannie Mae Pool	11,733
Fannie Mae REMICS	2,570,190
Fannie Mae Whole Loan	177,263
FHLMC Structured Pass Through Securities	80,953
Freddie Mac Non Gold Pool	354,619
Freddie Mac REMICS	337,081
Ginnie Mae II Pool	1,416,317
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.340%)

Security Description	Value
Fannie Mae REMICS	$429,713
Fannie Mae-Aces	41,997
Freddie Mac Reference REMIC	101,501
Freddie Mac REMICS	331,521
Government National Mortgage Association	554,013
United States Treasury Note/Bond	71,255
Total Market Value of Collateral Securities	$1,530,000

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$1,695,770
Ginnie Mae II Pool	1,072,823
Total Market Value of Collateral Securities	$2,768,593

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $168,424,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,234,000
Unrealized Depreciation	(10,402,000)
Net Unrealized Depreciation	$(1,168,000)

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$20,607,205	$—	$—	$20,607,205
Health Care	1,879,712	—	—	1,879,712
Industrials	5,528,122	—	—	5,528,122
Information Technology	119,434,367	7,206,553	—	126,640,920
Total Equity Securities	147,449,406	7,206,553	—	154,655,959
Other
Money Market Funds	3,385,610	—	—	3,385,610
Investments of Cash Collateral Received for Securities on Loan	—	9,214,306	—	9,214,306
Total Other	3,385,610	9,214,306	—	12,599,916
Total	$150,835,016	$16,420,859	$—	$167,255,875

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2012